Schwab Strategic Trust
Schwab International Equity ETF™

Portfolio Holdings as of May 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 98.7% of net assets

Australia 6.0%
Adbri Ltd.	577,117	1,042,005
Afterpay Ltd. *	270,527	8,513,689
AGL Energy Ltd.	767,978	8,543,976
ALS Ltd.	616,257	2,924,860
Altium Ltd.	140,627	3,471,619
Alumina Ltd.	3,085,038	3,041,054
Amcor plc	1,949,122	19,252,147
AMP Ltd. *	4,146,896	4,486,916
Ampol Ltd.	304,068	5,467,854
Ansell Ltd.	162,088	3,794,841
APA Group	1,457,035	11,228,957
Aristocrat Leisure Ltd.	775,747	13,244,278
ASX Ltd.	233,614	13,674,333
Atlas Arteria Ltd.	1,084,235	4,793,303
Aurizon Holdings Ltd.	2,329,462	7,344,909
AusNet Services	2,132,330	2,484,098
Australia & New Zealand Banking Group Ltd.	3,476,986	41,290,533
Bank of Queensland Ltd.	517,236	1,819,709
Beach Energy Ltd.	2,193,659	2,351,683
Bendigo & Adelaide Bank Ltd.	563,472	2,300,301
BHP Group Ltd.	3,615,102	83,125,763
BlueScope Steel Ltd.	606,171	4,438,210
Boral Ltd.	1,587,836	3,277,957
Brambles Ltd.	1,903,812	14,710,053
Challenger Ltd.	682,283	2,269,026
Charter Hall Group	590,678	3,799,372
CIMIC Group Ltd.	117,238	1,940,895
Cleanaway Waste Management Ltd.	1,743,726	2,257,096
Coca-Cola Amatil Ltd.	649,077	3,774,310
Cochlear Ltd.	75,374	9,656,919
Coles Group Ltd.	1,540,789	15,709,834
Commonwealth Bank of Australia	2,164,906	91,612,860
Computershare Ltd.	584,582	5,083,396
Crown Resorts Ltd.	393,270	2,503,494
CSL Ltd.	553,779	101,538,048
CSR Ltd.	564,519	1,525,142
Dexus	1,302,799	7,783,181
Domino's Pizza Enterprises Ltd.	77,415	3,203,019
Downer EDI Ltd.	745,489	2,231,799
Evolution Mining Ltd.	1,322,166	5,353,688
Flight Centre Travel Group Ltd.	103,118	895,322
Fortescue Metals Group Ltd.	1,949,841	17,990,830
Goodman Group	2,160,068	22,038,321
Harvey Norman Holdings Ltd.	702,833	1,520,922
IDP Education Ltd.	164,113	1,855,218
Iluka Resources Ltd.	499,738	2,726,788
Incitec Pivot Ltd.	2,313,867	3,087,249
Insurance Australia Group Ltd.	2,847,572	11,549,233
IOOF Holdings Ltd.	430,368	1,382,683
James Hardie Industries plc	546,169	9,408,093
JB Hi-Fi Ltd.	137,793	3,395,254
LendLease Group	786,998	6,754,751
Security	Number of Shares	Value ($)
Macquarie Group Ltd.	391,993	28,614,736
Magellan Financial Group Ltd.	170,105	6,588,630
Medibank Pvt Ltd.	3,440,419	6,508,687
Metcash Ltd.	1,065,434	1,909,535
Mirvac Group	4,790,352	7,472,613
National Australia Bank Ltd.	3,858,967	45,621,776
Newcrest Mining Ltd.	984,287	19,980,044
Northern Star Resources Ltd.	880,903	8,654,202
Nufarm Ltd. *	388,070	1,391,045
Oil Search Ltd.	2,209,199	5,103,302
Orica Ltd.	491,491	5,605,004
Origin Energy Ltd.	2,171,093	8,488,500
Orora Ltd.	1,452,415	2,554,899
OZ Minerals Ltd.	369,972	2,313,433
Perpetual Ltd.	52,899	1,098,026
Platinum Asset Management Ltd. (a)	419,716	1,111,644
Qantas Airways Ltd.	750,193	1,986,932
QBE Insurance Group Ltd.	1,777,218	10,416,903
Qube Holdings Ltd.	1,840,048	3,310,058
Ramsay Health Care Ltd.	206,307	9,593,107
REA Group Ltd.	62,432	4,163,714
Rio Tinto Ltd.	456,987	28,332,698
Santos Ltd.	2,171,484	7,726,070
Scentre Group	6,486,498	9,601,793
SEEK Ltd.	434,183	5,801,680
Seven Group Holdings Ltd.	163,637	1,764,025
Shopping Centres Australasia Property Group	1,489,271	2,313,273
Sims Ltd.	243,004	1,254,961
Sonic Healthcare Ltd.	587,728	10,990,069
South32 Ltd.	6,005,149	7,613,675
Stockland	2,904,864	6,883,847
Suncorp Group Ltd.	1,538,480	9,426,072
Sydney Airport	1,344,767	5,222,039
Tabcorp Holdings Ltd.	2,330,026	4,980,281
Telstra Corp., Ltd.	5,131,958	11,037,363
The GPT Group	2,382,756	6,310,876
The Star Entertainment Grp Ltd. (a)	1,039,743	2,036,035
TPG Telecom Ltd.	447,301	2,523,806
Transurban Group	3,330,585	31,592,934
Treasury Wine Estates Ltd.	890,543	5,710,435
Vicinity Centres	3,944,808	4,215,887
Vocus Group Ltd. *	724,482	1,461,970
Washington H Soul Pattinson & Co., Ltd.	108,602	1,365,385
Wesfarmers Ltd.	1,377,710	36,919,326
Westpac Banking Corp.	4,429,672	50,633,963
Whitehaven Coal Ltd.	1,343,877	1,614,638
WiseTech Global Ltd.	94,295	1,276,272
Woodside Petroleum Ltd.	1,165,602	17,540,381
Woolworths Group Ltd.	1,533,224	35,967,426
Worley Ltd.	381,606	2,127,804
Xero Ltd. *	116,610	6,600,385
		1,112,801,950

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Austria 0.2%
ANDRITZ AG *	87,980	3,301,949
Erste Group Bank AG *	348,800	7,668,573
OMV AG *	175,383	5,797,991
Raiffeisen Bank International AG	162,071	2,981,825
Telekom Austria AG	193,904	1,397,665
Verbund AG	79,451	3,538,626
Vienna Insurance Group AG Wiener Versicherung Gruppe *	44,115	927,447
voestalpine AG	143,728	2,803,422
		28,417,498

Belgium 0.8%
Ackermans & van Haaren N.V.	26,823	3,690,781
Ageas S.A. N.V.	230,306	7,857,064
Anheuser-Busch InBev S.A.	943,896	44,003,081
Argenx SE *	53,508	11,398,003
Colruyt S.A.	66,029	3,994,066
Elia Group S.A. N.V.	42,491	4,991,168
Groupe Bruxelles Lambert S.A.	90,325	7,306,394
KBC Groep N.V.	337,946	17,694,275
Proximus SADP	174,695	3,652,280
Sofina S.A.	19,461	5,325,269
Solvay S.A.	83,887	6,389,983
Telenet Group Holding N.V.	60,229	2,469,461
UCB S.A.	147,448	14,761,234
Umicore S.A.	253,799	11,247,358
		144,780,417

Canada 7.6%
Agnico Eagle Mines Ltd.	291,780	18,595,645
Alimentation Couche-Tard, Inc., B Shares	1,046,920	32,645,241
Bank of Montreal	775,700	38,117,164
Barrick Gold Corp.	2,154,863	51,618,806
Bausch Health Cos., Inc. *	455,190	8,351,627
BCE, Inc.	360,249	14,916,112
Brookfield Asset Management, Inc., Class A	1,650,801	51,630,826
Canadian Imperial Bank of Commerce	544,387	34,773,497
Canadian National Railway Co.	874,944	75,074,778
Canadian Natural Resources Ltd.	1,430,402	26,027,066
Canadian Pacific Railway Ltd.	167,824	41,901,362
Canadian Tire Corp., Ltd., Class A	71,482	6,082,848
Canadian Utilities Ltd., Class A	142,866	3,415,058
Canopy Growth Corp. *(a)	224,908	3,939,388
Cenovus Energy, Inc.	1,276,535	5,541,318
CGI, Inc. *	287,110	18,275,168
Constellation Software, Inc.	24,544	27,792,324
Dollarama, Inc.	372,158	12,568,612
Enbridge, Inc.	2,426,030	78,597,615
Fairfax Financial Holdings Ltd.	32,420	8,970,972
Fortis, Inc.	561,794	21,545,869
Franco-Nevada Corp.	226,998	31,738,991
George Weston Ltd.	85,192	6,130,224
Great-West Lifeco, Inc.	325,474	5,279,357
Husky Energy, Inc.	364,355	1,022,788
Hydro One Ltd.	373,712	7,213,599
IGM Financial, Inc.	98,832	2,338,161
Imperial Oil Ltd. (a)	287,964	4,481,338
Intact Financial Corp.	172,962	16,447,783
Inter Pipeline Ltd.	499,932	4,560,948
Loblaw Cos. Ltd.	220,470	10,871,969
Magna International, Inc.	356,608	14,979,497
Manulife Financial Corp.	2,392,828	29,603,067
Metro, Inc.	289,589	12,030,242
Security	Number of Shares	Value ($)
National Bank of Canada	407,915	17,695,401
Nutrien Ltd.	697,266	23,709,667
Pembina Pipeline Corp.	675,428	16,809,957
Power Corp. of Canada	712,496	11,551,899
Restaurant Brands International, Inc.	345,585	18,806,905
RioCan Real Estate Investment Trust	378,737	3,989,590
Rogers Communications, Inc., B Shares	426,708	17,812,944
Royal Bank of Canada	1,768,247	114,279,775
Saputo, Inc.	281,509	6,890,066
Shaw Communications, Inc., B Shares	567,624	9,539,796
Shopify, Inc., Class A *	124,779	94,335,343
Sun Life Financial, Inc. (a)	720,159	24,607,951
Suncor Energy, Inc.	1,889,856	32,363,545
TC Energy Corp.	1,142,414	51,285,479
Teck Resources Ltd., Class B	597,124	5,650,689
TELUS Corp.	553,104	9,547,867
The Bank of Nova Scotia	1,489,577	59,455,913
The Toronto-Dominion Bank	2,228,014	95,071,817
Thomson Reuters Corp.	240,864	16,070,379
Waste Connections, Inc.	322,090	30,195,646
Wheaton Precious Metals Corp.	548,948	23,559,250
		1,410,309,139

Denmark 1.9%
Ambu A/S, Class B	203,877	6,812,431
AP Moller - Maersk A/S, A Shares	5,683	5,194,737
AP Moller - Maersk A/S, B Shares	7,910	7,732,103
Carlsberg A/S, B Shares	123,211	15,934,850
Chr Hansen Holding A/S	126,740	12,279,255
Coloplast A/S, B Shares	162,393	27,264,633
Danske Bank A/S	814,322	10,084,385
Demant A/S *	123,667	3,493,689
DSV PANALPINA A/S	249,083	26,318,260
Genmab A/S *	71,692	22,040,312
GN Store Nord A/S	170,766	9,217,852
H. Lundbeck A/S	89,084	3,422,064
ISS A/S *	227,883	3,786,884
Novo Nordisk A/S, B Shares	2,017,969	131,380,151
Novozymes A/S, B Shares	245,600	13,429,618
Orsted A/S	228,274	26,804,063
Pandora A/S	114,735	5,713,891
Rockwool International A/S, B Shares	9,123	2,554,173
Tryg A/S	148,794	4,170,238
Vestas Wind Systems A/S	236,781	24,163,274
		361,796,863

Finland 1.1%
Elisa Oyj	174,852	10,965,715
Fortum Oyj	525,913	10,073,684
Huhtamaki Oyj *	111,513	4,505,185
Kesko Oyj, B Shares	332,396	5,620,056
Kone Oyj, B Shares	479,171	32,129,580
Metso Oyj	136,225	4,420,125
Neste Oyj	510,289	20,615,948
Nokia Oyj	6,813,527	27,023,008
Nokian Renkaat Oyj	163,706	3,813,138
Nordea Bank Abp	3,962,041	26,800,028
Orion Oyj, Class B	126,501	6,768,311
Sampo Oyj, A Shares (a)	604,018	21,580,758
Stora Enso Oyj, R Shares (a)	693,395	8,503,556
UPM-Kymmene Oyj	646,349	18,671,547
Wartsila Oyj Abp	604,361	4,721,959
		206,212,598

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
France 8.6%
Accor S.A. *	234,614	6,615,660
Aeroports de Paris	33,111	3,449,224
Air France-KLM *(a)	220,651	997,227
Air Liquide S.A.	565,404	76,791,971
Airbus SE	672,069	42,387,538
ALD S.A. (a)	98,055	1,080,898
Alstom S.A.	221,748	9,333,663
Amundi S.A. *	68,715	5,117,330
Arkema S.A.	87,846	7,656,983
Atos SE *	117,204	8,841,816
AXA S.A.	2,354,766	42,904,508
BioMerieux	51,035	7,328,847
BNP Paribas S.A. *	1,325,406	47,554,022
Bollore S.A.	1,135,004	3,239,629
Bollore S.A. New *	6,240	17,908
Bouygues S.A. *	257,284	7,881,665
Bureau Veritas S.A.	338,546	6,887,675
Capgemini SE	193,070	19,779,518
Carrefour S.A.	709,500	10,776,690
Casino Guichard Perrachon S.A. *(a)	68,292	2,573,680
Cie de Saint-Gobain	592,074	19,145,305
Cie Generale des Etablissements Michelin S.C.A.	219,367	22,171,001
Cie Plastic Omnium S.A.	69,106	1,424,402
CNP Assurances	198,159	2,084,091
Covivio	55,763	3,265,771
Credit Agricole S.A. *	1,442,764	12,556,408
Danone S.A.	731,513	50,091,257
Dassault Aviation S.A. *	2,723	2,323,188
Dassault Systemes SE	161,516	27,353,577
Edenred	295,604	12,356,867
Eiffage S.A. *	90,940	8,294,879
Electricite de France S.A.	637,092	5,638,170
Elis S.A. *	284,458	3,512,226
Engie S.A. *	2,041,346	24,148,791
EssilorLuxottica S.A. *	359,664	46,308,343
Eurazeo SE *	56,067	2,731,635
Eurofins Scientific SE	14,503	9,805,276
Euronext N.V.	75,172	6,931,894
Eutelsat Communications S.A.	227,585	2,268,260
Faurecia SE *	90,605	3,493,188
Gecina S.A.	64,113	8,251,269
Getlink SE *	551,411	7,961,436
Hermes International	37,730	31,384,379
ICADE	39,285	2,812,008
Iliad S.A.	18,846	3,320,593
Imerys S.A.	45,129	1,558,184
Ingenico Group S.A.	75,344	10,409,061
Ipsen S.A.	41,587	3,270,531
JCDecaux S.A. *	91,909	1,869,877
Kering S.A.	90,820	47,440,675
Klepierre S.A.	231,482	4,387,611
L'Oreal S.A.	294,062	85,667,418
Legrand S.A.	325,568	22,199,514
LVMH Moet Hennessy Louis Vuitton SE	304,851	127,162,825
Natixis S.A. *	1,002,417	2,222,271
Orange S.A.	2,349,042	28,337,505
Orpea	59,319	6,967,854
Pernod-Ricard S.A.	258,945	40,354,033
Peugeot S.A.	658,411	9,378,166
Publicis Groupe S.A.	266,866	7,575,568
Remy Cointreau S.A.	31,151	3,700,705
Renault S.A.	226,120	5,082,052
Rexel S.A.	382,354	3,863,528
Rubis S.C.A.	113,835	5,432,183
Safran S.A. *	390,790	37,322,919
Sanofi	1,328,119	129,310,917
Security	Number of Shares	Value ($)
Sartorius Stedim Biotech *	28,874	7,830,364
Schneider Electric SE	642,412	63,769,716
SCOR SE *	195,022	4,811,566
SEB S.A. (a)	32,999	4,529,573
SES S.A.	427,434	3,163,684
Societe Generale S.A.	933,550	13,740,557
Sodexo S.A.	104,043	7,006,426
STMicroelectronics N.V.	770,706	18,937,635
Suez S.A. (a)	451,965	5,133,007
TechnipFMC plc	568,056	4,142,584
Teleperformance *	70,921	16,811,233
Thales S.A.	127,846	9,781,165
Total S.A.	2,926,614	109,463,420
Ubisoft Entertainment S.A. *	112,239	8,696,981
Valeo S.A.	289,567	7,134,509
Veolia Environnement S.A.	626,143	13,710,403
Vinci S.A.	568,128	52,477,702
Vivendi S.A.	992,204	22,548,134
Wendel SE	34,092	3,132,375
Worldline S.A. *	171,926	12,836,150
		1,604,021,247

Germany 7.2%
1&1 Drillisch AG	61,632	1,578,167
adidas AG *	236,701	62,453,395
Allianz SE	507,027	91,829,054
Aroundtown S.A.	1,442,897	7,931,939
BASF SE	1,123,355	60,785,012
Bayer AG	1,202,734	81,234,895
Bayerische Motoren Werke AG	400,556	23,436,365
Bechtle AG	32,433	5,718,178
Beiersdorf AG	123,814	12,981,906
Brenntag AG	187,182	9,871,322
Carl Zeiss Meditec AG *	46,214	4,734,504
Commerzbank AG	1,260,580	4,909,122
Continental AG	134,163	13,198,445
Covestro AG	203,856	7,548,811
CTS Eventim AG & Co., KGaA *	78,740	3,573,525
Daimler AG	988,834	36,715,631
Delivery Hero SE *	171,165	16,408,268
Deutsche Bank AG *	2,518,771	21,100,007
Deutsche Boerse AG	224,544	36,941,192
Deutsche Lufthansa AG *(a)	290,115	2,950,208
Deutsche Post AG *	1,180,849	36,752,201
Deutsche Telekom AG	3,948,411	62,256,786
Deutsche Wohnen SE	438,442	19,615,324
DWS Group GmbH & Co. KGaA	43,363	1,632,025
E.ON SE	2,658,948	28,115,702
Evonik Industries AG *	232,488	5,728,165
Fielmann AG	29,903	2,122,153
Fraport AG Frankfurt Airport Services Worldwide *(a)	41,720	2,070,690
Fresenius Medical Care AG & Co. KGaA	257,534	21,656,967
Fresenius SE & Co. KGaA	498,582	23,958,610
FUCHS PETROLUB SE	35,230	1,191,317
GEA Group AG	208,395	6,210,138
GRENKE AG	34,310	2,765,033
Hannover Rueck SE	72,025	11,584,915
Hapag-Lloyd AG	32,506	3,127,670
HeidelbergCement AG	181,775	9,024,067
Hella GmbH & Co. KGaA	54,341	2,121,661
Henkel AG & Co. KGaA	128,405	10,290,991
HOCHTIEF AG	26,327	2,316,430
HUGO BOSS AG	78,166	2,133,702
Infineon Technologies AG	1,577,940	33,096,444
KION Group AG *	84,736	4,731,654
Knorr-Bremse AG	58,077	6,148,811
LANXESS AG *	103,545	5,353,484

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
LEG Immobilien AG *	84,292	10,508,864
Merck KGaA	162,934	18,694,860
METRO AG	219,927	2,053,961
MTU Aero Engines AG *	64,890	10,458,934
Muenchener Rueckversicherungs-Gesellschaft AG	176,590	40,189,538
Nemetschek SE	67,669	5,336,755
OSRAM Licht AG *	29,591	1,301,151
OSRAM Licht AG - Tender Offer Shares *(a)	57,494	2,596,509
ProSiebenSat.1 Media SE (a)	253,482	3,242,547
Puma SE *	100,840	7,199,027
QIAGEN N.V. *	266,823	11,667,225
Rational AG *	4,051	2,173,756
Rheinmetall AG	53,487	4,340,846
Rocket Internet SE *	70,983	1,414,136
RTL Group S.A. *	44,758	1,516,498
RWE AG	695,179	23,036,072
SAP SE	1,186,076	149,744,077
Scout24 AG	133,704	10,224,884
Siemens AG	931,881	102,133,970
Siemens Healthineers AG	154,827	8,002,283
Suedzucker AG	95,708	1,431,897
Symrise AG	155,503	17,020,611
Talanx AG *	45,923	1,616,248
TeamViewer AG *	148,491	7,557,532
Telefonica Deutschland Holding AG	874,146	2,689,536
ThyssenKrupp AG *	575,124	3,876,818
TRATON SE *	55,356	932,126
Uniper SE	233,000	7,282,886
United Internet AG	131,239	5,383,877
Varta AG *(a)	17,573	1,800,308
Volkswagen AG *	42,621	6,751,106
Vonovia SE	664,357	38,265,275
Wacker Chemie AG *	17,660	1,103,605
Wirecard AG (a)	138,441	14,561,746
Zalando SE *	185,498	12,553,641
		1,348,567,991

Hong Kong 3.0%
AAC Technologies Holdings, Inc.	838,735	4,306,754
AIA Group Ltd.	14,854,322	120,448,218
ASM Pacific Technology Ltd.	374,303	3,404,511
BOC Aviation Ltd.	278,011	1,527,967
BOC Hong Kong Holdings Ltd.	4,481,194	12,487,910
Brightoil Petroleum Holdings Ltd. *(b)	2,936,732	—
Budweiser Brewing Co. APAC Ltd.	1,419,240	3,973,359
Cafe de Coral Holdings Ltd.	552,485	995,057
Cathay Pacific Airways Ltd. (a)	824,704	836,302
Champion REIT	2,282,418	1,033,581
China Mengniu Dairy Co., Ltd. *	3,378,189	12,072,744
Chow Tai Fook Jewellery Group Ltd.	1,221,121	899,574
CK Asset Holdings Ltd.	3,318,008	18,043,354
CK Hutchison Holdings Ltd.	3,260,201	19,937,237
CK Infrastructure Holdings Ltd.	774,644	3,867,723
CLP Holdings Ltd.	2,040,945	19,998,681
Dairy Farm International Holdings Ltd.	388,031	1,637,491
Galaxy Entertainment Group Ltd.	2,640,830	17,819,044
Haitong International Securities Group Ltd.	3,903,805	790,733
Hang Lung Group Ltd.	1,206,809	2,310,546
Hang Lung Properties Ltd.	2,477,727	5,210,547
Hang Seng Bank Ltd.	910,593	13,850,976
Henderson Land Development Co., Ltd.	1,602,970	5,718,245
Hong Kong & China Gas Co., Ltd.	12,072,328	20,310,045
Hong Kong Exchanges & Clearing Ltd.	1,532,426	53,420,398
Hongkong Land Holdings Ltd.	1,427,419	5,367,095
Hysan Development Co., Ltd.	902,764	2,445,884
Security	Number of Shares	Value ($)
Jardine Matheson Holdings Ltd.	253,675	10,185,051
Jardine Strategic Holdings Ltd.	235,968	4,707,562
Johnson Electric Holdings Ltd.	422,880	723,441
Kerry Logistics Network Ltd.	757,909	1,030,623
Kerry Properties Ltd.	751,380	1,773,997
L'Occitane International S.A.	473,028	823,878
Lenovo Group Ltd.	9,842,387	5,345,949
Link REIT	2,523,058	18,863,529
Melco International Development Ltd.	1,019,078	1,922,193
MGM China Holdings Ltd.	1,244,996	1,471,315
Minth Group Ltd.	833,541	2,263,713
MTR Corp. Ltd.	1,775,829	8,511,424
NagaCorp Ltd.	1,910,576	2,280,071
New World Development Co., Ltd.	7,184,923	7,239,614
NWS Holdings Ltd.	1,819,050	1,426,890
PCCW Ltd.	5,605,713	3,073,704
Power Assets Holdings Ltd.	1,653,694	9,206,154
PRADA S.p.A. *	632,402	2,329,387
Samsonite International S.A.	1,551,066	1,468,820
Sands China Ltd.	2,981,878	11,598,971
Semiconductor Manufacturing International Corp. *(a)	3,753,513	8,154,968
Shangri-La Asia Ltd.	1,577,047	1,355,068
Shougang Fushan Resources Group Ltd.	5,920,949	1,092,370
Shun Tak Holdings Ltd.	2,054,000	726,095
Sino Land Co., Ltd.	4,016,682	4,679,479
SITC International Holdings Co., Ltd.	1,463,907	1,382,505
SJM Holdings Ltd.	2,460,762	2,733,475
Sun Art Retail Group Ltd.	2,623,818	4,014,770
Sun Hung Kai Properties Ltd.	1,725,538	19,813,299
Swire Pacific Ltd., A Shares	650,333	3,372,905
Swire Pacific Ltd., B Shares	1,147,144	1,065,596
Swire Properties Ltd.	1,333,005	2,968,348
Techtronic Industries Co., Ltd.	1,530,471	13,170,225
The Bank of East Asia Ltd.	1,589,050	2,866,071
The Wharf Holdings Ltd.	1,171,974	2,089,625
Tingyi Cayman Islands Holding Corp.	2,335,777	4,014,005
Towngas China Co., Ltd. *	1,681,263	774,366
Uni-President China Holdings Ltd.	1,436,506	1,486,360
United Energy Group Ltd.	8,628,328	1,580,728
Vitasoy International Holdings Ltd. (a)	961,751	3,561,122
VTech Holdings Ltd.	208,497	1,257,545
Want Want China Holdings Ltd.	6,636,550	4,769,137
WH Group Ltd.	10,325,122	8,898,441
Wharf Real Estate Investment Co., Ltd.	1,281,867	4,928,349
Wheelock & Co., Ltd.	770,237	5,202,155
Wynn Macau Ltd.	1,774,319	2,998,785
Xinyi Glass Holdings Ltd.	2,718,729	2,876,220
Xinyi Solar Holdings Ltd.	4,875,468	3,541,335
Yue Yuen Industrial Holdings Ltd. (a)	922,441	1,321,003
		565,654,612

Ireland 0.2%
AIB Group plc *	932,012	1,035,686
Bank of Ireland Group plc	1,123,468	2,020,747
Glanbia plc	252,368	2,755,281
Kerry Group plc, A Shares	179,481	22,220,556
Kingspan Group plc	186,969	11,553,005
		39,585,275

Israel 0.5%
Airport City Ltd. *	107,235	1,405,864
Alony Hetz Properties & Investments Ltd.	127,726	1,454,299
Amot Investments Ltd.	154,889	813,483
Azrieli Group Ltd.	42,926	2,253,266
Bank Hapoalim B.M.	1,324,730	8,133,511
Bank Leumi Le-Israel	1,822,436	9,644,335

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Bezeq The Israeli Telecommunication Corp., Ltd. *	2,446,185	2,087,713
Elbit Systems Ltd.	29,847	4,157,486
First International Bank of Israel Ltd.	64,491	1,466,023
Gazit-Globe Ltd.	117,654	803,972
Harel Insurance Investments & Financial Services Ltd.	178,505	1,105,657
ICL Group Ltd.	854,063	2,957,066
Israel Discount Bank Ltd., A Shares	1,420,773	4,505,561
Melisron Ltd.	20,157	770,976
Mivne Real Estate KD Ltd. *	1,122,235	2,370,423
Mizrahi Tefahot Bank Ltd.	163,968	3,211,590
Nice Ltd. *	77,631	14,037,574
Paz Oil Co., Ltd. *	11,941	992,186
Shapir Engineering and Industry Ltd. *	143,790	925,519
Shikun & Binui Ltd.	331,964	1,257,396
Shufersal Ltd.	152,290	1,024,569
Strauss Group Ltd.	49,266	1,378,250
Teva Pharmaceutical Industries Ltd. *	1,189,336	14,770,797
The Israel Corp., Ltd. *	6,627	777,444
Tower Semiconductor Ltd. *	139,161	2,863,537
		85,168,497

Italy 2.0%
A2A S.p.A.	1,922,607	2,667,917
Amplifon S.p.A. *	147,690	4,098,858
Assicurazioni Generali S.p.A. *	1,573,540	21,852,826
Atlantia S.p.A. *	605,388	9,828,318
Banca Mediolanum S.p.A.	336,869	2,244,549
Banco BPM S.p.A.	1,865,774	2,387,739
Buzzi Unicem S.p.A.	104,315	2,075,281
CNH Industrial N.V.	1,185,096	7,187,050
Davide Campari-Milano S.p.A.	689,719	5,600,623
DiaSorin S.p.A.	27,596	5,786,271
Enel S.p.A.	9,529,551	73,151,922
Eni S.p.A.	3,054,030	27,595,040
EXOR N.V.	127,392	6,866,997
Ferrari N.V.	149,789	25,309,232
Fiat Chrysler Automobiles N.V.	1,338,750	11,826,892
FinecoBank Banca Fineco S.p.A. *	737,082	8,612,974
Hera S.p.A.	958,993	3,680,237
Infrastrutture Wireless Italiane S.p.A.	350,101	3,569,169
Intesa Sanpaolo S.p.A. *	18,277,226	31,561,322
Italgas S.p.A.	617,571	3,356,461
Leonardo S.p.A.	478,957	2,983,498
Mediaset S.p.A. *	419,919	719,796
Mediobanca Banca di Credito Finanziario S.p.A.	994,716	6,457,370
Moncler S.p.A. *	237,917	8,852,437
Nexi S.p.A. *	363,814	5,977,247
Pirelli & C S.p.A. *	536,019	2,402,849
Poste Italiane S.p.A.	563,887	4,951,428
Prysmian S.p.A.	304,662	6,488,061
Recordati S.p.A.	117,715	5,358,074
Saipem S.p.A.	699,673	1,661,630
Salvatore Ferragamo Italia S.p.A. *	84,168	1,173,112
Snam S.p.A.	2,797,762	13,020,981
Telecom Italia S.p.A. *	12,530,325	4,627,450
Tenaris S.A.	586,718	3,649,538
Terna Rete Elettrica Nazionale S.p.A.	1,727,810	11,666,107
UniCredit S.p.A.	2,717,008	23,168,665
Unione di Banche Italiane S.p.A.	1,215,073	3,434,380
UnipolSai Assicurazioni S.p.A.	765,847	1,707,187
		367,559,488

Security	Number of Shares	Value ($)
Japan 23.9%
ABC-Mart, Inc.	30,691	1,865,931
Acom Co., Ltd.	423,174	1,724,355
Advantest Corp.	240,082	11,855,351
Aeon Co., Ltd.	849,683	18,798,157
AEON Financial Service Co., Ltd.	134,139	1,510,285
Aeon Mall Co., Ltd.	139,363	1,959,762
AGC, Inc.	223,967	6,340,552
Aica Kogyo Co., Ltd.	64,857	1,932,436
Ain Holdings, Inc.	37,062	2,394,315
Air Water, Inc.	223,985	3,253,692
Aisin Seiki Co., Ltd.	209,144	6,590,652
Ajinomoto Co., Inc.	585,749	9,987,663
Alfresa Holdings Corp.	209,628	4,228,168
Alps Alpine Co., Ltd.	236,850	2,862,382
Amada Co., Ltd.	384,236	3,427,399
Amano Corp.	85,806	1,854,942
ANA Holdings, Inc.	130,656	3,151,946
Anritsu Corp.	189,949	3,743,089
Aozora Bank Ltd.	143,738	2,671,031
Ariake Japan Co., Ltd.	23,799	1,652,355
Asahi Group Holdings Ltd.	468,956	17,663,930
Asahi Intecc Co., Ltd.	231,408	7,088,192
Asahi Kasei Corp.	1,522,330	12,010,772
Asics Corp.	227,597	2,418,885
Astellas Pharma, Inc.	2,279,483	40,507,451
Autobacs Seven Co., Ltd.	87,001	1,067,576
Azbil Corp.	166,514	4,248,823
Bandai Namco Holdings, Inc.	240,541	13,387,328
Benefit One, Inc.	71,600	1,564,454
Benesse Holdings, Inc.	80,954	2,191,886
Bic Camera, Inc.	185,213	1,951,239
Bridgestone Corp.	704,186	23,380,269
Brother Industries Ltd.	287,497	5,414,502
Calbee, Inc.	90,434	2,614,767
Canon Marketing Japan, Inc.	61,136	1,246,156
Canon, Inc.	1,229,572	25,325,291
Capcom Co., Ltd.	106,903	3,775,615
Casio Computer Co., Ltd.	261,640	4,606,962
Central Japan Railway Co.	221,277	37,863,661
Chubu Electric Power Co., Inc.	854,731	11,511,716
Chugai Pharmaceutical Co., Ltd.	263,871	38,918,738
Citizen Watch Co., Ltd.	332,405	1,187,877
Coca-Cola Bottlers Japan Holdings, Inc.	176,029	3,496,562
COMSYS Holdings Corp.	142,106	3,957,098
Concordia Financial Group Ltd.	1,474,727	4,818,340
Cosmo Energy Holdings Co., Ltd.	71,724	1,135,095
Cosmos Pharmaceutical Corp.	22,384	3,214,187
Credit Saison Co., Ltd.	197,226	2,348,735
CyberAgent, Inc.	118,106	5,952,713
Dai Nippon Printing Co., Ltd.	345,341	7,850,189
Dai-ichi Life Holdings, Inc.	1,331,264	17,336,644
Daicel Corp.	342,016	2,895,239
Daido Steel Co., Ltd.	46,808	1,605,380
Daifuku Co., Ltd.	118,600	9,225,117
Daiichi Sankyo Co., Ltd.	776,775	72,713,379
Daiichikosho Co., Ltd.	47,502	1,671,069
Daikin Industries Ltd.	324,779	47,781,567
Daishi Hokuetsu Financial Group, Inc.	49,689	1,043,268
Daito Trust Construction Co., Ltd.	78,659	8,312,366
Daiwa House Industry Co., Ltd.	803,309	19,941,987
Daiwa Securities Group, Inc.	1,910,352	7,920,864
DeNA Co., Ltd.	165,197	2,269,379
Denka Co., Ltd.	111,118	2,721,868
Denso Corp.	555,514	21,300,676
Dentsu Group, Inc.	267,560	7,164,901
DIC Corp.	103,317	2,695,726
Disco Corp.	33,594	7,502,405

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
DMG Mori Co., Ltd.	123,657	1,502,455
Dowa Holdings Co., Ltd.	58,269	1,871,358
East Japan Railway Co.	442,853	34,734,375
Ebara Corp.	117,223	2,825,712
Eisai Co., Ltd.	320,967	25,138,716
Electric Power Development Co., Ltd.	225,813	4,261,176
Ezaki Glico Co., Ltd.	67,292	3,254,201
FamilyMart Co., Ltd	285,641	5,353,035
Fancl Corp.	82,188	2,334,388
FANUC Corp.	235,769	42,050,414
Fast Retailing Co., Ltd.	62,807	35,287,583
FP Corp.	27,344	2,007,621
Fuji Electric Co., Ltd.	161,396	4,312,982
Fuji Oil Holdings, Inc.	56,720	1,522,045
Fuji Seal International, Inc.	59,621	1,230,771
FUJIFILM Holdings Corp.	442,365	20,452,221
Fujikura Ltd.	385,135	1,133,223
Fujitsu General Ltd.	72,263	1,411,924
Fujitsu Ltd.	234,326	24,142,745
Fukuoka Financial Group, Inc.	199,965	3,253,712
Fukuyama Transporting Co., Ltd.	47,143	1,549,044
Furukawa Electric Co., Ltd.	78,337	1,913,798
Fuyo General Lease Co., Ltd.	23,795	1,364,952
Glory Ltd.	69,476	1,649,600
GMO internet, Inc.	68,460	1,733,502
GMO Payment Gateway, Inc.	48,204	5,427,340
Goldwin, Inc.	49,067	3,137,993
GS Yuasa Corp.	94,312	1,668,526
H2O Retailing Corp.	96,965	759,627
Hakuhodo DY Holdings, Inc.	284,620	3,537,441
Hamamatsu Photonics K.K.	157,048	7,113,698
Hankyu Hanshin Holdings, Inc.	268,582	9,922,090
Haseko Corp.	343,977	4,192,155
Heiwa Corp.	62,651	1,063,616
Hikari Tsushin, Inc.	27,498	6,026,155
Hino Motors Ltd.	322,865	2,184,699
Hirose Electric Co., Ltd.	41,019	4,900,121
Hisamitsu Pharmaceutical Co., Inc.	82,119	4,138,917
Hitachi Capital Corp.	61,973	1,308,086
Hitachi Chemical Co., Ltd.	27,501	1,178,049
Hitachi Construction Machinery Co., Ltd.	136,848	3,594,745
Hitachi Ltd.	1,134,681	36,388,572
Hitachi Metals Ltd.	227,309	2,620,483
Hitachi Transport System Ltd.	54,346	1,494,660
Hokuhoku Financial Group, Inc.	173,287	1,460,478
Hokuriku Electric Power Co.	244,318	1,601,044
Honda Motor Co., Ltd.	2,101,748	54,311,658
Horiba Ltd.	49,970	2,629,878
Hoshizaki Corp.	60,703	4,901,992
House Foods Group, Inc.	88,840	3,005,725
Hoya Corp.	450,444	42,270,282
Hulic Co., Ltd.	454,695	4,600,339
Ibiden Co., Ltd.	127,336	3,370,885
Idemitsu Kosan Co., Ltd.	283,915	6,298,388
IHI Corp.	159,472	2,292,868
Iida Group Holdings Co., Ltd.	168,423	2,501,293
Inpex Corp.	1,174,326	8,184,911
Isetan Mitsukoshi Holdings Ltd.	459,139	3,072,717
Isuzu Motors Ltd.	632,904	5,930,446
Ito En Ltd.	67,354	3,863,626
ITOCHU Corp.	1,652,553	35,433,215
Itochu Techno-Solutions Corp.	125,170	4,229,069
Itoham Yonekyu Holdings, Inc.	158,044	982,870
Izumi Co., Ltd.	49,847	1,566,177
J Front Retailing Co., Ltd.	306,811	2,605,765
Japan Airlines Co., Ltd.	140,404	2,758,948
Japan Airport Terminal Co., Ltd.	60,998	2,683,719
Japan Aviation Electronics Industry Ltd.	50,264	696,562
Japan Exchange Group, Inc.	664,277	14,286,256
Security	Number of Shares	Value ($)
Japan Post Bank Co., Ltd.	500,947	4,138,329
Japan Post Holdings Co., Ltd.	1,676,253	12,199,842
Japan Post Insurance Co., Ltd.	234,278	2,974,821
Japan Tobacco, Inc.	1,440,818	28,586,332
JCR Pharmaceuticals Co., Ltd.	16,662	1,913,110
JFE Holdings, Inc.	613,604	4,510,831
JGC Holdings Corp.	271,754	2,923,496
JSR Corp.	220,046	4,313,706
JTEKT Corp.	278,111	2,243,268
Justsystems Corp.	43,172	2,965,358
JXTG Holdings, Inc.	3,701,687	14,235,011
K's Holdings Corp.	230,689	2,954,943
Kagome Co., Ltd.	95,098	2,679,003
Kajima Corp.	554,582	6,290,427
Kakaku.com, Inc.	156,507	3,785,745
Kaken Pharmaceutical Co., Ltd.	41,218	2,264,914
Kamigumi Co., Ltd.	129,755	2,535,242
Kandenko Co., Ltd.	135,517	1,237,748
Kaneka Corp.	66,619	1,776,548
Kansai Paint Co., Ltd.	227,152	4,706,022
Kao Corp.	575,622	46,200,431
Kawasaki Heavy Industries Ltd.	167,624	2,654,351
Kawasaki Kisen Kaisha Ltd. *	103,973	1,072,205
KDDI Corp.	2,095,539	60,997,914
Keihan Holdings Co., Ltd.	118,971	5,653,980
Keikyu Corp.	308,942	5,164,566
Keio Corp.	142,183	8,446,384
Keisei Electric Railway Co., Ltd.	168,822	5,539,386
Kewpie Corp.	126,560	2,477,515
Keyence Corp.	220,387	90,724,124
Kikkoman Corp.	226,566	11,398,225
Kinden Corp.	163,875	2,742,531
Kintetsu Group Holdings Co., Ltd.	220,387	10,821,434
Kirin Holdings Co., Ltd.	962,457	19,720,832
Kissei Pharmaceutical Co., Ltd.	30,178	764,709
Kobayashi Pharmaceutical Co., Ltd.	74,847	6,669,431
Kobe Bussan Co., Ltd.	22,843	1,183,125
Kobe Steel Ltd. *	384,602	1,431,526
Koei Tecmo Holdings Co., Ltd.	78,974	2,279,753
Koito Manufacturing Co., Ltd.	142,333	6,031,003
Kokuyo Co., Ltd.	111,656	1,453,026
Komatsu Ltd.	1,111,060	22,482,116
Konami Holdings Corp.	113,109	3,973,802
Konica Minolta, Inc.	565,100	2,092,866
Kose Corp.	34,970	4,378,756
Kotobuki Spirits Co., Ltd.	22,043	1,074,170
Kubota Corp.	1,336,312	17,979,155
Kuraray Co., Ltd.	422,299	4,437,207
Kurita Water Industries Ltd.	133,031	3,688,343
Kusuri no Aoki Holdings Co., Ltd.	21,589	1,783,470
Kyocera Corp.	372,833	20,179,043
Kyowa Exeo Corp.	116,590	2,677,344
Kyowa Kirin Co., Ltd.	306,505	8,313,061
Kyudenko Corp.	48,278	1,341,217
Kyushu Electric Power Co., Inc.	562,709	4,679,884
Kyushu Financial Group, Inc.	470,717	2,001,099
Kyushu Railway Co.	193,470	5,486,154
Lasertec Corp.	98,645	8,103,293
Lawson, Inc.	59,214	3,275,773
LINE Corp. *	62,745	3,139,143
Lintec Corp.	60,703	1,445,242
Lion Corp.	303,539	6,945,038
LIXIL Group Corp.	326,690	4,560,651
M3, Inc.	512,828	20,658,779
Mabuchi Motor Co., Ltd.	61,290	2,025,269
Maeda Corp.	190,181	1,491,650
Maeda Road Construction Co., Ltd.	66,718	1,244,131
Makita Corp.	303,221	10,272,954
Mani, Inc.	77,844	2,052,044

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Marubeni Corp.	1,914,959	9,301,509
Maruha Nichiro Corp.	52,579	1,137,621
Marui Group Co., Ltd.	249,321	4,496,503
Maruichi Steel Tube Ltd.	78,285	2,004,811
Matsui Securities Co., Ltd.	155,484	1,222,397
Matsumotokiyoshi Holdings Co., Ltd.	92,920	3,480,134
Mazda Motor Corp.	716,007	4,579,095
Mebuki Financial Group, Inc.	1,293,670	2,929,925
Medipal Holdings Corp.	176,419	3,499,396
Megmilk Snow Brand Co., Ltd.	60,281	1,479,958
MEIJI Holdings Co., Ltd.	164,274	12,366,103
MINEBEA MITSUMI, Inc.	501,328	8,799,473
Miraca Holdings, Inc.	65,850	1,531,722
MISUMI Group, Inc.	339,148	9,009,529
Mitsubishi Chemical Holdings Corp.	1,564,325	9,210,111
Mitsubishi Corp.	1,479,188	34,530,634
Mitsubishi Electric Corp.	2,405,087	31,666,737
Mitsubishi Estate Co., Ltd.	1,397,233	22,216,180
Mitsubishi Gas Chemical Co., Inc.	220,971	3,289,901
Mitsubishi Heavy Industries Ltd.	343,031	8,875,471
Mitsubishi Logistics Corp.	75,555	1,941,210
Mitsubishi Materials Corp.	169,997	3,870,633
Mitsubishi Motors Corp.	767,902	2,166,819
Mitsubishi UFJ Financial Group, Inc.	15,235,997	62,819,231
Mitsubishi UFJ Lease & Finance Co., Ltd.	569,758	2,781,758
Mitsui & Co., Ltd.	2,060,638	31,282,067
Mitsui Chemicals, Inc.	208,542	4,335,955
Mitsui Fudosan Co., Ltd.	1,154,294	22,215,887
Mitsui Mining & Smelting Co., Ltd.	67,139	1,447,039
Mitsui OSK Lines Ltd.	140,198	2,484,225
Miura Co., Ltd.	126,713	5,410,310
Mizuho Financial Group, Inc.	30,843,885	38,506,544
Mochida Pharmaceutical Co., Ltd.	30,508	1,182,261
MonotaRO Co., Ltd.	146,616	5,327,903
Morinaga & Co., Ltd.	49,595	2,129,084
Morinaga Milk Industry Co., Ltd.	44,448	1,868,932
MS&AD Insurance Group Holdings, Inc.	590,787	17,355,928
Murata Manufacturing Co., Ltd.	692,820	38,681,137
Nabtesco Corp.	141,968	4,407,880
Nagase & Co., Ltd.	134,887	1,675,211
Nagoya Railroad Co., Ltd.	235,887	7,115,912
Nankai Electric Railway Co., Ltd.	129,089	3,128,523
NEC Corp.	310,098	13,916,776
NET One Systems Co., Ltd.	105,592	3,195,154
Nexon Co., Ltd.	496,433	10,349,362
NGK Insulators Ltd.	329,753	4,832,970
NGK Spark Plug Co., Ltd.	251,523	4,055,279
NH Foods Ltd.	125,213	4,625,681
NHK Spring Co., Ltd.	200,578	1,379,573
Nichirei Corp.	136,689	3,850,662
Nidec Corp.	571,035	35,099,028
Nifco, Inc.	106,391	2,328,584
Nihon Kohden Corp.	93,479	3,119,293
Nihon M&A Center, Inc.	169,797	6,824,347
Nihon Unisys Ltd.	82,408	2,547,163
Nikon Corp.	429,672	3,948,348
Nintendo Co., Ltd.	130,348	52,678,813
Nippo Corp.	67,470	1,675,242
Nippon Electric Glass Co., Ltd.	96,931	1,536,716
Nippon Express Co., Ltd.	83,063	4,271,305
Nippon Kayaku Co., Ltd.	206,597	2,074,887
Nippon Paint Holdings Co., Ltd.	187,980	13,103,725
Nippon Paper Industries Co., Ltd.	120,891	1,785,284
Nippon Shinyaku Co., Ltd.	64,890	5,589,448
Nippon Shokubai Co., Ltd.	39,584	2,215,543
Nippon Steel Corp.	998,303	9,197,713
Nippon Telegraph & Telephone Corp.	1,488,373	33,764,177
Nippon Yusen K.K.	202,084	2,913,041
Nipro Corp.	145,176	1,697,886
Security	Number of Shares	Value ($)
Nishi-Nippon Financial Holdings, Inc.	183,546	1,264,131
Nishi-Nippon Railroad Co., Ltd.	97,814	2,638,395
Nissan Chemical Corp.	165,692	7,312,994
Nissan Motor Co., Ltd.	2,411,866	8,974,958
Nissan Shatai Co., Ltd.	130,830	1,231,370
Nisshin Seifun Group, Inc.	323,169	5,036,439
Nisshinbo Holdings, Inc.	181,587	1,350,083
Nissin Foods Holdings Co., Ltd.	84,012	7,018,221
Nitori Holdings Co., Ltd.	91,024	16,504,886
Nitto Denko Corp.	189,913	10,277,002
NOF Corp.	82,302	2,925,852
NOK Corp.	145,839	1,866,728
Nomura Holdings, Inc.	3,724,526	16,002,999
Nomura Real Estate Holdings, Inc.	137,632	2,547,345
Nomura Research Institute Ltd.	319,918	8,457,107
NS Solutions Corp.	33,066	906,027
NSK Ltd.	549,797	4,021,349
NTN Corp.	581,425	1,219,678
NTT Data Corp.	760,826	8,792,207
NTT DOCOMO, Inc.	1,409,843	38,623,953
Obayashi Corp.	810,126	7,497,059
Obic Co., Ltd.	82,169	14,247,152
Odakyu Electric Railway Co., Ltd.	369,810	9,230,232
Oji Holdings Corp.	1,104,247	5,545,065
OKUMA Corp.	39,172	1,632,545
Olympus Corp.	1,290,846	22,423,709
Omron Corp.	233,204	15,455,298
Ono Pharmaceutical Co., Ltd.	519,665	14,842,059
Open House Co., Ltd.	77,424	2,140,146
Oracle Corp. Japan	39,698	4,635,456
Orient Corp.	709,920	843,456
Oriental Land Co., Ltd.	230,655	33,430,898
ORIX Corp.	1,560,360	20,696,658
Osaka Gas Co., Ltd.	485,692	9,706,176
OSG Corp.	98,810	1,400,500
Otsuka Corp.	121,752	5,876,553
Otsuka Holdings Co., Ltd.	512,952	23,158,663
PALTAC Corp.	42,618	2,088,672
Pan Pacific International Holdings Corp.	622,126	12,536,646
Panasonic Corp.	2,590,565	23,156,023
Park24 Co., Ltd.	131,084	2,544,175
Penta-Ocean Construction Co., Ltd.	352,992	1,841,384
PeptiDream, Inc. *	101,686	4,563,529
Persol Holdings Co., Ltd.	214,042	2,831,112
Pigeon Corp.	133,589	5,207,906
Pilot Corp.	46,743	1,598,811
Pola Orbis Holdings, Inc.	111,069	2,160,863
Rakuten, Inc.	958,285	8,681,359
Recruit Holdings Co., Ltd.	1,543,478	53,151,746
Relo Group, Inc.	123,774	2,827,380
Renesas Electronics Corp. *	859,481	4,459,552
Rengo Co., Ltd.	268,884	2,126,414
Resona Holdings, Inc.	2,692,225	9,690,860
Resorttrust, Inc.	76,227	956,596
Ricoh Co., Ltd.	847,840	6,264,265
Rinnai Corp.	46,385	3,905,063
Rohm Co., Ltd.	102,036	6,866,487
Rohto Pharmaceutical Co., Ltd.	123,303	3,788,304
Ryohin Keikaku Co., Ltd.	277,468	4,195,437
Sankyo Co., Ltd.	59,129	1,523,024
Sankyu, Inc.	58,625	2,391,580
Sanrio Co., Ltd.	72,087	1,208,420
Santen Pharmaceutical Co., Ltd.	424,263	7,836,667
Sanwa Holdings Corp.	248,957	2,135,205
Sapporo Holdings Ltd.	79,471	1,589,641
Sawai Pharmaceutical Co., Ltd.	47,269	2,606,190
SBI Holdings, Inc.	279,382	5,987,776
SCREEN Holdings Co., Ltd.	46,606	2,087,288
SCSK Corp.	47,189	2,308,312

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Secom Co., Ltd.	234,332	20,302,176
Sega Sammy Holdings, Inc.	238,869	3,112,935
Seibu Holdings, Inc.	269,607	3,523,522
Seiko Epson Corp.	309,955	3,492,694
Seino Holdings Co., Ltd.	190,031	2,599,951
Sekisui Chemical Co., Ltd.	438,743	6,129,004
Sekisui House Ltd.	711,958	13,563,780
Seven & i Holdings Co., Ltd.	945,640	32,362,507
Seven Bank Ltd.	814,557	2,321,149
SG Holdings Co., Ltd.	258,054	8,419,361
Sharp Corp.	174,509	1,890,305
Shikoku Electric Power Co., Inc.	189,913	1,424,325
Shimadzu Corp.	327,576	8,863,267
Shimamura Co., Ltd.	27,614	1,942,861
Shimano, Inc.	96,036	17,658,822
Shimizu Corp.	703,103	5,951,918
Shin-Etsu Chemical Co., Ltd.	487,129	57,061,939
Shinsei Bank Ltd.	239,147	3,052,185
Shionogi & Co., Ltd.	339,365	20,037,135
Ship Healthcare Holdings, Inc.	48,167	2,083,429
Shiseido Co., Ltd.	472,088	28,789,327
SHO-BOND Holdings Co., Ltd.	53,756	2,487,341
Shochiku Co., Ltd.	11,748	1,537,539
Showa Denko K.K.	178,345	4,262,666
Skylark Holdings Co., Ltd.	233,223	3,781,878
SMC Corp.	70,216	35,435,503
SMS Co., Ltd.	63,829	1,586,023
Softbank Corp.	2,254,012	28,579,203
SoftBank Group Corp.	1,984,262	88,995,721
Sohgo Security Services Co., Ltd.	84,742	4,168,864
Sojitz Corp.	1,511,683	3,521,905
Sompo Holdings, Inc.	419,956	14,937,313
Sony Corp.	1,503,537	95,932,736
Sony Financial Holdings, Inc.	188,109	4,532,705
Sotetsu Holdings, Inc.	91,048	2,615,618
Square Enix Holdings Co., Ltd.	91,161	4,425,414
Stanley Electric Co., Ltd.	183,966	4,472,149
Subaru Corp.	743,974	16,424,952
Sugi Holdings Co., Ltd.	46,079	2,976,840
SUMCO Corp.	287,890	4,411,810
Sumitomo Bakelite Co., Ltd.	39,396	1,107,995
Sumitomo Chemical Co., Ltd.	1,841,242	5,708,218
Sumitomo Corp.	1,387,379	16,715,254
Sumitomo Dainippon Pharma Co., Ltd.	232,161	3,281,953
Sumitomo Electric Industries Ltd.	901,483	10,497,150
Sumitomo Forestry Co., Ltd.	168,469	2,143,881
Sumitomo Heavy Industries Ltd.	136,385	3,114,189
Sumitomo Metal Mining Co., Ltd.	290,936	8,104,135
Sumitomo Mitsui Financial Group, Inc.	1,587,091	45,947,341
Sumitomo Mitsui Trust Holdings, Inc.	447,006	13,156,876
Sumitomo Osaka Cement Co., Ltd.	41,520	1,460,628
Sumitomo Realty & Development Co., Ltd.	477,625	13,231,279
Sumitomo Rubber Industries Ltd.	234,466	2,385,248
Sundrug Co., Ltd.	79,944	2,693,616
Suntory Beverage & Food Ltd.	151,899	6,203,700
Sushiro Global Holdings Ltd.	132,820	2,810,875
Suzuken Co., Ltd.	93,238	3,388,191
Suzuki Motor Corp.	550,510	19,141,509
Sysmex Corp.	233,347	18,648,700
T&D Holdings, Inc.	654,324	5,909,475
Tadano Ltd.	158,007	1,255,432
Taiheiyo Cement Corp.	148,472	3,510,077
Taisei Corp.	249,067	8,646,313
Taisho Pharmaceutical Holdings Co., Ltd.	52,146	3,310,703
Taiyo Nippon Sanso Corp.	171,632	2,886,687
Taiyo Yuden Co., Ltd.	152,192	4,237,954
Takara Bio, Inc.	54,397	1,451,125
Takara Holdings, Inc.	215,406	1,737,484
Security	Number of Shares	Value ($)
Takashimaya Co., Ltd.	198,050	1,902,648
Takeda Pharmaceutical Co., Ltd.	1,860,083	72,359,102
TDK Corp.	143,912	13,464,825
TechnoPro Holdings, Inc.	47,148	2,822,709
Teijin Ltd.	218,353	3,575,205
Terumo Corp.	796,418	31,269,765
The 77 Bank Ltd.	98,234	1,401,454
The Bank of Kyoto Ltd.	93,782	3,368,788
The Chiba Bank Ltd.	788,052	3,745,140
The Chugoku Bank Ltd.	222,328	1,997,619
The Chugoku Electric Power Co., Inc.	364,990	5,014,018
The Gunma Bank Ltd.	558,177	1,746,003
The Hachijuni Bank Ltd.	543,644	2,008,357
The Hiroshima Bank Ltd.	339,539	1,591,564
The Iyo Bank Ltd.	336,540	1,902,380
The Japan Steel Works Ltd.	73,422	1,083,594
The Kansai Electric Power Co., Inc.	887,973	8,847,998
The Shiga Bank Ltd.	72,963	1,697,853
The Shizuoka Bank Ltd.	603,584	3,843,306
The Yokohama Rubber Co., Ltd.	125,682	1,898,033
THK Co., Ltd.	134,527	3,496,316
TIS, Inc.	312,438	6,661,439
Tobu Railway Co., Ltd.	248,978	8,828,106
Toda Corp.	254,951	1,571,332
Toho Co., Ltd.	138,057	5,074,541
Toho Gas Co., Ltd.	109,823	5,412,913
Tohoku Electric Power Co., Inc.	569,086	5,895,020
Tokai Carbon Co., Ltd.	230,056	2,090,545
Tokio Marine Holdings, Inc.	800,732	34,694,547
Tokuyama Corp.	84,768	2,026,847
Tokyo Broadcasting System Holdings, Inc.	58,929	926,039
Tokyo Century Corp.	58,859	2,559,562
Tokyo Electric Power Co. Holdings, Inc. *	1,915,871	6,455,295
Tokyo Electron Ltd.	181,508	36,222,416
Tokyo Gas Co., Ltd.	520,464	12,417,995
Tokyo Tatemono Co., Ltd.	235,666	3,038,382
Tokyu Corp.	585,525	9,282,747
Tokyu Fudosan Holdings Corp.	732,601	3,712,815
Topcon Corp.	137,638	1,207,295
Toppan Printing Co., Ltd.	343,446	5,875,259
Toray Industries, Inc.	1,859,710	9,043,506
Toshiba Corp.	537,842	14,697,237
Toshiba TEC Corp.	29,324	1,019,338
Tosoh Corp.	352,392	4,899,830
TOTO Ltd.	171,725	6,806,198
Toyo Seikan Group Holdings Ltd.	189,760	2,018,517
Toyo Suisan Kaisha Ltd.	106,972	5,590,127
Toyo Tire Corp.	120,296	1,707,269
Toyobo Co., Ltd.	124,999	1,750,810
Toyoda Gosei Co., Ltd.	92,234	1,971,642
Toyota Boshoku Corp.	75,882	1,069,187
Toyota Industries Corp.	195,161	9,981,316
Toyota Motor Corp.	3,008,881	188,657,272
Toyota Tsusho Corp.	278,982	7,069,391
Trend Micro, Inc.	144,286	7,928,464
TS Tech Co., Ltd.	64,887	1,824,919
Tsumura & Co.	75,117	2,088,927
Tsuruha Holdings, Inc.	43,072	6,364,749
Ube Industries Ltd.	125,527	2,242,906
Ulvac, Inc.	60,123	1,805,336
Unicharm Corp.	471,816	17,561,444
Ushio, Inc.	142,672	1,696,411
USS Co., Ltd.	274,096	4,777,949
Wacoal Holdings Corp.	77,940	1,613,999
Welcia Holdings Co., Ltd.	67,675	5,684,863
West Japan Railway Co.	219,802	14,181,498
Yakult Honsha Co., Ltd.	150,518	9,220,948
Yamada Denki Co., Ltd.	948,139	4,611,545

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Yamaguchi Financial Group, Inc.	281,876	1,684,951
Yamaha Corp.	190,721	9,276,262
Yamaha Motor Co., Ltd.	349,232	5,040,662
Yamato Holdings Co., Ltd.	439,866	9,733,518
Yamazaki Baking Co., Ltd.	161,459	2,893,928
Yaoko Co., Ltd.	26,963	1,764,414
Yaskawa Electric Corp.	321,332	11,542,719
Yokogawa Electric Corp.	304,114	4,380,980
Z Holdings Corp.	3,226,344	13,176,696
Zenkoku Hosho Co., Ltd.	64,852	2,495,118
Zensho Holdings Co., Ltd.	132,110	2,814,243
Zeon Corp.	176,941	1,703,140
ZOZO, Inc.	114,818	2,114,437
		4,452,594,638

Netherlands 3.5%
Aalberts N.V. *	124,035	3,400,967
ABN AMRO Bank N.V.	511,608	4,103,117
Adyen N.V. *	32,279	42,476,242
Aegon N.V.	2,104,381	5,629,641
Akzo Nobel N.V.	240,423	19,683,173
Altice Europe N.V. *	719,526	2,881,312
ArcelorMittal S.A. *	807,677	7,730,897
ASM International N.V.	64,129	7,457,955
ASML Holding N.V.	489,755	159,592,933
ASR Nederland N.V.	167,733	4,608,470
Boskalis Westminster *	97,975	1,813,468
Galapagos N.V. *	61,320	12,506,170
GrandVision N.V.	56,262	1,527,025
Heineken Holding N.V.	126,470	10,424,302
Heineken N.V.	286,480	26,283,563
ING Groep N.V.	4,790,275	30,937,040
Just Eat Takeaway.com N.V. *	47,130	5,114,586
Koninklijke Ahold Delhaize N.V.	1,326,328	33,652,513
Koninklijke DSM N.V.	213,660	27,343,312
Koninklijke KPN N.V.	4,045,147	9,917,157
Koninklijke Philips N.V.	1,088,502	49,388,315
Koninklijke Vopak N.V.	84,034	4,609,261
NN Group N.V.	418,551	12,929,018
OCI N.V. *	126,527	1,428,534
Prosus N.V. *	529,862	43,968,624
Randstad N.V.	132,061	5,542,461
Signify N.V.	151,033	3,230,669
Unibail-Rodamco-Westfield	162,544	8,624,434
Unilever N.V.	1,673,508	86,542,336
Wolters Kluwer N.V.	322,412	25,706,945
		659,054,440

New Zealand 0.3%
a2 Milk Co., Ltd. *	902,899	10,623,282
Air New Zealand Ltd.	572,180	485,422
Auckland International Airport Ltd.	1,346,695	5,420,615
Contact Energy Ltd.	893,731	3,436,880
Fisher & Paykel Healthcare Corp., Ltd.	697,555	12,950,186
Fletcher Building Ltd.	962,541	2,092,147
Kiwi Property Group Ltd.	1,800,887	1,137,503
Mercury NZ Ltd.	848,960	2,444,591
Meridian Energy Ltd.	1,533,626	4,511,064
Ryman Healthcare Ltd.	513,545	3,847,953
SKYCITY Entertainment Group Ltd.	840,569	1,270,074
Spark New Zealand Ltd.	2,215,812	6,064,865
		54,284,582

Security	Number of Shares	Value ($)
Norway 0.5%
Adevinta A.S.A., Class B *	288,640	3,064,526
Aker BP A.S.A.	137,723	2,212,460
DNB A.S.A.	1,278,981	17,394,926
Equinor A.S.A.	1,212,272	17,603,863
Gjensidige Forsikring A.S.A. *	201,923	3,662,395
Leroy Seafood Group A.S.A. (a)	300,324	1,685,125
Mowi A.S.A.	517,836	9,751,895
Norsk Hydro A.S.A.	1,635,927	4,153,709
Orkla A.S.A.	944,635	8,487,978
Salmar A.S.A.	67,931	3,055,450
Schibsted A.S.A., B Shares *	113,152	2,712,347
Schibsted A.S.A., Class A *	103,368	2,562,891
Subsea 7 S.A. *	300,760	1,726,559
Telenor A.S.A.	798,622	12,110,604
Yara International A.S.A.	214,061	7,324,649
		97,509,377

Poland 0.2%
Bank Polska Kasa Opieki S.A.	194,410	2,551,868
CD Projekt S.A. *	78,617	7,928,062
Cyfrowy Polsat S.A.	316,544	2,064,864
Dino Polska S.A. *	62,602	2,854,784
Grupa Lotos S.A.	120,169	1,786,839
KGHM Polska Miedz S.A. *	171,165	3,688,157
LPP S.A.	1,010	1,730,333
mBank S.A. *	15,094	811,959
PGE Polska Grupa Energetyczna S.A. *	825,703	997,228
Polski Koncern Naftowy Orlen S.A.	381,458	6,359,856
Polskie Gornictwo Naftowe i Gazownictwo S.A.	2,103,833	2,208,809
Powszechna Kasa Oszczednosci Bank Polski S.A.	1,063,758	5,924,231
Powszechny Zaklad Ubezpieczen S.A.	685,968	5,111,954
Santander Bank Polska S.A. *	34,935	1,420,363
		45,439,307

Portugal 0.2%
Banco Espirito Santo S.A. *(b)	505,213	—
EDP - Energias de Portugal S.A.	3,063,176	14,389,122
EDP Renovaveis S.A.	196,851	2,610,088
Galp Energia, SGPS, S.A.	639,260	7,619,228
Jeronimo Martins, SGPS, S.A. *	303,493	5,192,139
		29,810,577

Republic of Korea 3.9%
Amorepacific Corp.	44,835	5,901,009
AMOREPACIFIC Group	35,484	1,656,082
BGF retail Co., Ltd.	9,308	1,255,146
BNK Financial Group, Inc.	413,508	1,696,169
Celltrion Healthcare Co., Ltd. *	80,855	5,928,083
Celltrion, Inc. *	126,786	21,857,008
Cheil Worldwide, Inc.	121,033	1,622,308
CJ CheilJedang Corp.	8,840	2,119,973
CJ Corp.	15,110	1,121,248
CJ ENM Co., Ltd.	15,014	1,466,909
CJ Logistics Corp. *	9,772	1,270,372
Coway Co., Ltd.	70,453	3,788,744
Daelim Industrial Co., Ltd.	36,208	2,698,533
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	75,481	1,328,666
DB Insurance Co., Ltd.	60,908	2,134,448
E-MART, Inc.	25,063	2,296,944
Fila Holdings Corp.	62,115	1,928,477
GS Engineering & Construction Corp.	98,124	2,262,054

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
GS Holdings Corp.	70,005	2,131,042
GS Retail Co., Ltd.	25,551	878,899
Hana Financial Group, Inc.	373,504	8,972,299
Hankook Tire & Technology Co., Ltd.	110,371	2,089,870
Hanmi Pharm Co., Ltd.	9,833	1,881,724
Hanon Systems	203,096	1,597,283
Hanssem Co., Ltd.	12,775	872,676
Hanwha Aerospace Co., Ltd. *	63,168	1,239,438
Hanwha Corp.	100,030	1,623,483
Hanwha Solutions Corp.	98,710	1,287,227
HDC Hyundai Development Co-Engineering & Construction	72,706	1,171,210
Helixmith Co., Ltd. *	31,800	1,607,396
Hite Jinro Co., Ltd.	37,827	1,099,578
HLB, Inc. *	45,177	4,118,441
Hotel Shilla Co., Ltd.	41,609	2,660,933
Hyundai Department Store Co., Ltd.	23,674	1,223,413
Hyundai Engineering & Construction Co., Ltd.	93,665	2,586,574
Hyundai Glovis Co., Ltd.	25,742	2,348,780
Hyundai Heavy Industries Holdings Co., Ltd.	13,254	2,894,915
Hyundai Marine & Fire Insurance Co., Ltd.	81,377	1,593,437
Hyundai Mobis Co., Ltd.	82,937	13,259,741
Hyundai Motor Co.	177,188	14,021,094
Hyundai Steel Co.	108,132	1,907,775
Industrial Bank of Korea	362,642	2,424,543
Kakao Corp.	62,060	13,204,255
Kangwon Land, Inc.	147,908	2,890,204
KB Financial Group, Inc.	489,802	13,446,863
KCC Corp.	8,585	994,750
Kia Motors Corp.	327,439	9,055,501
Korea Aerospace Industries Ltd.	82,345	1,685,531
Korea Electric Power Corp. *	325,998	5,685,782
Korea Investment Holdings Co., Ltd.	52,020	2,213,617
Korea Shipbuilding & Offshore Engineering Co., Ltd. *	57,079	4,184,887
Korea Zinc Co., Ltd.	12,466	3,804,876
Korean Air Lines Co., Ltd. *	73,718	1,232,155
KT&G Corp.	136,854	9,271,307
Kumho Petrochemical Co., Ltd.	25,091	1,436,434
LG Chem Ltd.	55,175	17,397,422
LG Corp.	109,601	5,584,257
LG Display Co., Ltd. *	303,621	2,500,653
LG Electronics, Inc.	124,033	5,939,002
LG Household & Health Care Ltd.	11,018	12,188,348
LG Uplus Corp.	231,004	2,452,826
Lotte Chemical Corp.	17,860	2,711,196
Lotte Shopping Co., Ltd.	16,271	1,169,300
Mando Corp.	45,387	976,675
Medy-Tox, Inc.	6,047	825,179
Mirae Asset Daewoo Co., Ltd.	625,175	3,114,643
NAVER Corp.	166,139	30,318,070
NCSoft Corp.	20,886	13,323,057
Netmarble Corp. *	26,364	1,964,873
NH Investment & Securities Co., Ltd.	176,322	1,385,291
NHN Corp. *	13,964	984,341
NongShim Co., Ltd.	3,961	1,009,080
OCI Co., Ltd. *	20,112	639,842
Orion Corp.	25,587	2,727,186
POSCO	85,407	12,482,270
POSCO Chemical Co., Ltd.	28,833	1,292,124
S-1 Corp.	23,653	1,780,015
S-Oil Corp.	49,592	2,831,083
Samsung Biologics Co., Ltd. *	16,452	8,262,864
Samsung C&T Corp.	100,863	8,070,995
Samsung Card Co., Ltd.	39,683	946,855
Security	Number of Shares	Value ($)
Samsung Electro-Mechanics Co., Ltd.	70,523	7,118,071
Samsung Electronics Co., Ltd.	5,798,765	237,391,405
Samsung Engineering Co., Ltd. *	197,491	1,929,542
Samsung Fire & Marine Insurance Co., Ltd.	44,970	6,626,852
Samsung Heavy Industries Co., Ltd. *	642,458	2,497,828
Samsung Life Insurance Co., Ltd.	67,365	2,485,834
Samsung SDI Co., Ltd.	64,838	18,795,141
Samsung SDS Co., Ltd.	40,987	6,304,674
Samsung Securities Co., Ltd.	88,352	1,993,975
Shinhan Financial Group Co., Ltd.	613,573	14,937,402
Shinsegae, Inc.	10,411	2,059,587
SillaJen, Inc. *(b)	68,458	488,263
SK Holdings Co., Ltd.	42,614	8,223,785
SK Hynix, Inc.	637,802	41,972,517
SK Innovation Co., Ltd.	67,637	6,471,787
SK Networks Co., Ltd.	213,330	894,007
SK Telecom Co., Ltd.	30,350	5,293,391
SKC Co., Ltd.	25,412	1,171,646
Woori Financial Group, Inc.	602,622	4,442,601
Yuhan Corp.	56,344	2,361,221
		723,267,082

Singapore 1.0%
Ascendas Real Estate Investment Trust	3,650,191	8,083,414
Ascott Residence Trust	2,398,952	1,629,400
CapitaLand Commercial Trust	3,230,965	4,000,416
CapitaLand Ltd. *	3,072,211	6,281,795
CapitaLand Mall Trust	2,932,500	4,211,812
City Developments Ltd.	552,561	3,006,363
ComfortDelGro Corp., Ltd.	2,573,670	2,622,106
DBS Group Holdings Ltd.	2,227,156	30,679,728
Genting Singapore Ltd.	7,449,061	4,137,196
Golden Agri-Resources Ltd.	7,553,900	817,707
Hutchison Port Holdings Trust	6,781,948	779,924
Jardine Cycle & Carriage Ltd.	117,610	1,818,986
Keppel Corp., Ltd.	1,745,394	7,298,202
Keppel REIT	2,330,267	1,764,105
Mapletree Commercial Trust	2,671,043	3,779,599
Mapletree Industrial Trust	1,947,996	3,748,797
Mapletree Logistics Trust	3,161,620	4,585,624
Mapletree North Asia Commercial Trust	2,922,657	1,726,630
Olam International Ltd.	774,820	783,920
Oversea-Chinese Banking Corp., Ltd.	4,245,377	25,681,317
SATS Ltd.	832,493	1,566,741
Sembcorp Industries Ltd.	1,371,574	1,319,754
Singapore Airlines Ltd.	1,629,530	4,404,135
Singapore Exchange Ltd.	1,016,741	5,956,287
Singapore Post Ltd.	1,790,261	975,308
Singapore Press Holdings Ltd.	2,084,491	1,887,752
Singapore Technologies Engineering Ltd.	1,840,711	4,154,428
Singapore Telecommunications Ltd.	9,151,217	16,121,785
Suntec Real Estate Investment Trust	2,507,941	2,608,372
United Overseas Bank Ltd.	1,554,391	21,445,185
UOL Group Ltd.	599,799	2,902,664
Venture Corp., Ltd.	317,964	3,441,948
Wilmar International Ltd.	2,437,154	6,862,794
		191,084,194

Spain 2.1%
Acciona S.A.	24,295	2,426,803
ACS, Actividades de Construccion y Servicios S.A.	303,030	7,735,878
Aena SME S.A.	86,436	12,326,051
Amadeus IT Group S.A.	495,173	25,854,808
Banco Bilbao Vizcaya Argentaria S.A.	8,131,602	25,263,198
Banco de Sabadell S.A.	7,085,561	2,132,766

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Banco Santander S.A.	19,999,905	45,328,028
Bankia S.A.	2,059,825	1,818,791
Bankinter S.A.	812,375	3,443,791
CaixaBank S.A.	4,445,730	8,305,473
Cellnex Telecom S.A.	327,448	18,546,929
Enagas S.A.	303,276	6,817,822
Endesa S.A.	391,477	9,297,055
Ferrovial S.A.	569,803	15,477,887
Grifols S.A.	399,684	12,501,823
Iberdrola S.A.	7,238,625	78,006,624
Industria de Diseno Textil S.A.	1,277,668	35,601,395
Inmobiliaria Colonial Socimi S.A.	405,621	3,668,194
Mapfre S.A.	1,171,102	2,062,134
Merlin Properties Socimi S.A.	391,203	3,285,416
Naturgy Energy Group S.A.	371,646	6,901,717
Red Electrica Corp. S.A.	550,276	9,695,652
Repsol S.A.	1,665,466	15,506,097
Siemens Gamesa Renewable Energy S.A. *	278,826	4,694,150
Telefonica S.A.	5,578,218	26,315,100
Zardoya Otis S.A.	203,556	1,449,123
		384,462,705

Sweden 2.5%
Alfa Laval AB	389,550	7,854,406
Assa Abloy AB, B Shares	1,116,175	22,599,985
Atlas Copco AB, A Shares	763,481	29,928,510
Atlas Copco AB, B Shares	477,487	16,841,717
Boliden AB	329,674	7,147,688
Castellum AB	335,937	6,293,680
Electrolux AB, Series B	284,337	4,653,740
Electrolux Professional AB *	282,186	1,021,980
Elekta AB, B Shares	452,961	4,775,680
Epiroc AB, A Shares	769,763	8,544,885
Epiroc AB, B Shares	503,606	5,609,079
EQT AB *	242,362	3,832,924
Essity AB, B Shares *	736,989	24,320,203
Fastighets AB Balder, B Shares *	118,538	4,840,520
Hennes & Mauritz AB, B Shares	1,076,851	16,252,780
Hexagon AB, B Shares	312,472	17,159,112
Hufvudstaden AB, A Shares	141,318	1,815,549
Husqvarna AB, B Shares	526,860	3,874,386
ICA Gruppen AB	91,509	4,297,401
Industrivarden AB, A Shares *	272,359	6,090,112
Industrivarden AB, C Shares *	191,636	4,260,680
Investment AB Latour, B Shares	145,609	2,611,218
Investor AB, A Shares	160,883	8,435,026
Investor AB, B Shares	553,139	29,423,693
Kinnevik AB, B Shares	293,656	7,389,455
L E Lundbergfortagen AB, B Shares *	92,144	4,570,830
Lundin Energy AB	232,791	5,610,702
Nibe Industrier AB, B Shares *	371,426	8,242,212
Saab AB, B Shares *	110,148	2,658,283
Sandvik AB	1,309,291	21,672,423
Securitas AB, B Shares	368,718	4,885,782
Skandinaviska Enskilda Banken AB, A Shares	1,766,708	15,329,158
Skanska AB, B Shares	427,089	8,529,673
SKF AB, B Shares	458,987	8,421,109
Svenska Cellulosa AB SCA, B Shares *	749,629	9,352,106
Svenska Handelsbanken AB, A Shares	1,852,936	17,537,118
Swedbank AB, A Shares	1,238,035	15,511,011
Swedish Match AB	201,760	14,001,427
Swedish Orphan Biovitrum AB *	213,777	4,648,535
Tele2 AB, B Shares	661,808	8,804,572
Telefonaktiebolaget LM Ericsson, B Shares	3,712,466	33,757,037
Telia Co. AB	3,237,504	11,096,066
Security	Number of Shares	Value ($)
Trelleborg AB, B Shares	285,554	3,864,144
Volvo AB, B Shares	1,834,128	25,949,084
		474,315,681

Switzerland 8.6%
ABB Ltd.	2,175,354	42,773,433
Adecco Group AG	190,160	9,029,977
Alcon, Inc. *	563,560	36,299,670
Baloise Holding AG	59,231	8,421,937
Banque Cantonale Vaudoise	36,340	3,533,003
Barry Callebaut AG	3,795	7,631,873
Chocoladefabriken Lindt & Sprungli AG	129	11,198,709
Chocoladefabriken Lindt & Sprungli AG, Participation Certificate	1,276	10,638,868
Cie Financiere Richemont S.A.	627,404	36,493,531
Clariant AG *	256,690	4,706,562
Credit Suisse Group AG	2,978,555	27,184,314
DKSH Holding AG	42,205	2,323,977
Dufry AG *	35,032	1,033,056
EMS-Chemie Holding AG	8,462	6,258,198
Flughafen Zuerich AG *	22,901	3,151,361
Geberit AG	43,718	21,265,141
Georg Fischer AG	5,266	4,357,729
Givaudan S.A.	11,349	40,720,311
Helvetia Holding AG	40,123	3,556,233
Julius Baer Group Ltd. *	267,663	11,395,250
Kuehne & Nagel International AG *	60,417	8,703,771
LafargeHolcim Ltd. *	615,097	25,443,900
Logitech International S.A.	178,607	10,537,571
Lonza Group AG	90,519	44,425,636
Nestle S.A.	3,537,821	382,469,126
Novartis AG	2,605,648	225,197,204
OC Oerlikon Corp. AG	235,228	1,911,059
Pargesa Holding S.A.	52,576	3,967,690
Partners Group Holding AG	20,150	16,661,976
PSP Swiss Property AG	46,941	5,330,762
Roche Holding AG	853,438	295,554,099
Roche Holding AG, Bearer Shares	30,267	10,554,226
Schindler Holding AG	23,156	5,360,565
Schindler Holding AG, Participation Certificate	50,112	11,637,334
SGS S.A.	7,314	17,167,763
Sika AG	170,851	29,254,699
Sonova Holding AG	65,909	14,441,391
Straumann Holding AG	12,601	10,204,620
Sulzer AG	21,030	1,664,756
Swiss Life Holding AG *	40,675	14,285,151
Swiss Prime Site AG	91,003	8,468,479
Swiss Re AG	337,522	22,878,560
Swisscom AG	30,982	16,118,251
Temenos AG	72,816	11,119,087
The Swatch Group AG	49,326	1,917,178
The Swatch Group AG, Bearer Shares	33,385	6,668,660
UBS Group AG *	4,148,593	44,478,514
Vifor Pharma AG	54,526	8,292,129
Zurich Insurance Group AG	180,611	58,185,807
		1,604,873,097

United Kingdom 12.9%
3i Group plc	1,169,766	11,931,001
Admiral Group plc	251,603	7,256,956
Anglo American plc	1,515,669	31,866,216
Antofagasta plc	435,409	4,717,628
Ashmore Group plc	572,948	3,035,927
Ashtead Group plc	550,870	16,297,304
Associated British Foods plc	428,626	9,649,669
AstraZeneca plc	1,608,026	170,570,652

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Auto Trader Group plc	1,084,623	7,485,014
Avast plc	657,590	4,089,283
AVEVA Group plc	80,894	4,088,379
Aviva plc	4,731,379	14,488,976
B&M European Value Retail S.A.	1,046,019	5,039,575
Babcock International Group plc	341,000	1,613,802
BAE Systems plc	3,919,507	24,044,301
Barclays plc	21,253,908	30,280,706
Barratt Developments plc	1,227,898	7,544,712
Bellway plc	155,458	4,939,354
Berkeley Group Holdings plc	151,552	7,672,547
BHP Group plc	2,544,383	49,738,565
BP plc	24,383,974	92,171,129
British American Tobacco plc	2,795,208	110,220,073
BT Group plc	10,609,323	15,247,709
Bunzl plc	415,476	9,690,065
Burberry Group plc	480,876	8,890,854
Carnival plc	185,651	2,427,178
Centrica plc	7,233,115	3,265,729
Cineworld Group plc	1,248,418	1,302,646
Coca-Cola HBC AG	230,544	5,808,740
Compass Group plc	2,180,888	31,923,391
ConvaTec Group plc	1,825,832	4,577,757
CRH plc	971,086	31,466,517
Croda International plc	153,183	9,828,831
DCC plc	120,791	10,053,161
Derwent London plc	117,322	4,264,329
Diageo plc	2,820,787	97,314,213
Direct Line Insurance Group plc	1,728,572	5,654,592
DS Smith plc	1,594,591	6,684,995
easyJet plc (a)	224,460	1,887,000
Evraz plc	675,172	2,357,236
Experian plc	1,110,252	38,611,374
Ferguson plc	278,381	21,909,385
Flutter Entertainment plc	138,726	17,630,918
Fresnillo plc	236,784	2,301,491
G4S plc	1,910,613	2,125,882
GlaxoSmithKline plc	5,991,291	123,830,804
Glencore plc *	13,185,062	24,421,702
GVC Holdings plc	712,032	6,978,902
Halma plc	464,991	13,394,436
Hargreaves Lansdown plc	368,437	8,351,570
Hikma Pharmaceuticals plc	196,060	6,231,822
Hiscox Ltd.	408,008	3,734,729
HomeServe plc	335,305	5,376,553
Howden Joinery Group plc	701,679	5,114,697
HSBC Holdings plc	24,830,378	113,612,567
IMI plc	366,405	4,076,879
Imperial Brands plc	1,158,371	21,001,664
Inchcape plc	490,643	3,035,943
Informa plc	1,807,963	10,156,681
InterContinental Hotels Group plc	225,556	10,794,475
Intermediate Capital Group plc	337,692	5,302,107
International Consolidated Airlines Group S.A.	698,586	1,973,468
Intertek Group plc	194,648	13,249,824
Investec plc	794,469	1,432,051
ITV plc	4,559,393	4,525,206
J Sainsbury plc	2,037,632	4,887,102
JD Sports Fashion plc	532,505	4,334,485
John Wood Group plc	785,914	1,867,950
Johnson Matthey plc	233,578	6,101,764
Just Eat Takeaway.com N.V. *	84,151	9,103,141
KAZ Minerals plc	277,471	1,624,968
Kingfisher plc	2,639,199	6,336,440
Land Securities Group plc	866,515	6,489,770
Legal & General Group plc	7,193,046	17,652,138
Lloyds Banking Group plc	85,900,240	31,721,488
London Stock Exchange Group plc	380,692	37,793,164
Security	Number of Shares	Value ($)
M&G plc	3,219,037	5,571,575
Marks & Spencer Group plc	2,754,545	3,329,163
Meggitt plc	919,220	3,147,916
Melrose Industries plc	5,845,303	8,321,372
Micro Focus International plc	411,597	2,069,523
Mondi plc	597,332	11,136,304
National Grid plc	4,250,285	48,657,859
Next plc	156,533	9,412,900
Ninety One plc *	388,777	942,545
NMC Health plc (b)	136,583	54,744
Ocado Group plc *	558,589	15,130,689
Pearson plc	928,515	5,319,477
Pennon Group plc	500,245	7,050,364
Persimmon plc	387,379	10,981,561
Phoenix Group Holdings plc	624,676	4,758,833
Polymetal International plc	411,204	8,271,206
Prudential plc	3,201,937	41,446,076
Quilter plc	2,326,597	3,724,902
Reckitt Benckiser Group plc	772,148	68,960,793
RELX plc	2,295,711	53,173,454
Renishaw plc	54,331	2,586,023
Rentokil Initial plc	2,266,576	13,921,173
Rightmove plc	1,051,906	7,625,966
Rio Tinto plc	1,348,645	71,911,949
Rolls-Royce Holdings plc *	2,110,189	7,085,575
Royal Bank of Scotland Group plc	5,605,169	7,646,893
Royal Dutch Shell plc, A Shares	5,068,281	78,900,428
Royal Dutch Shell plc, B Shares	4,585,905	69,508,750
RSA Insurance Group plc	1,274,070	6,210,750
Schroders plc	133,899	4,891,688
Segro plc	1,336,820	13,876,161
Severn Trent plc	303,705	9,165,237
Smith & Nephew plc	1,069,438	21,709,645
Smiths Group plc	481,831	7,782,661
Smurfit Kappa Group plc	284,616	9,282,353
Spirax-Sarco Engineering plc	89,916	10,971,805
SSE plc	1,253,899	19,245,679
St. James's Place plc	635,359	7,217,123
Standard Chartered plc	3,193,168	14,543,380
Standard Life Aberdeen plc	2,832,171	9,044,152
Tate & Lyle plc	581,390	4,840,215
Taylor Wimpey plc	3,960,039	7,030,365
Tesco plc	11,857,279	33,466,855
The British Land Co. plc	1,151,960	5,800,638
The Sage Group plc	1,336,888	11,420,813
The Weir Group plc	312,150	3,727,901
Travis Perkins plc	318,870	4,318,670
TUI AG (a)	511,078	2,755,480
Unilever plc	1,330,600	71,262,315
United Utilities Group plc	833,771	9,458,541
Virgin Money UK plc *	1,432,910	1,579,121
Vodafone Group plc	32,867,211	54,051,002
Whitbread plc	162,869	5,090,254
Wm Morrison Supermarkets plc	2,613,099	6,031,483
WPP plc	1,478,117	11,176,356
		2,405,072,908
Total Common Stock
(Cost $18,976,298,712)		18,396,644,163

Preferred Stock 0.7% of net assets

Germany 0.5%
Bayerische Motoren Werke AG	62,430	2,873,592
FUCHS PETROLUB SE	87,132	3,471,719
Henkel AG & Co. KGaA	216,083	19,296,086
Porsche Automobil Holding SE	189,248	10,296,040

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sartorius AG *	41,999	15,575,637
Volkswagen AG	221,949	32,712,245
		84,225,319

Italy 0.0%
Telecom Italia S.p.A. - RSP	7,715,452	2,976,334

Republic of Korea 0.2%
Hyundai Motor Co., Ltd.	30,266	1,375,894
Hyundai Motor Co., Ltd. 2nd	37,444	1,820,121
LG Chem Ltd.	12,516	1,788,794
LG Household & Health Care Ltd.	2,540	1,466,430
Samsung Electronics Co., Ltd.	1,017,678	35,211,355
		41,662,594
Total Preferred Stock
(Cost $127,133,065)		128,864,247

Rights 0.0% of net assets

Italy 0.0%
Davide Campari-Milano S.p.A. expires 06/21/20 *(b)	696,715	—

Spain 0.0%
Ferrovial S.A. *(b)	586,179	224,264

United Kingdom 0.0%
Whitbread plc expires 06/09/20 *	82,689	1,024,323
Total Rights
(Cost $1,632,328)		1,248,587
Security	Number of Shares	Value ($)
Other Investment Companies 0.6% of net assets

United States 0.6%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.13% (c)	4,038,904	4,038,904
Securities Lending Collateral 0.5%
Wells Fargo Government Money Market Fund, Select Class 0.12% (c)	94,729,832	94,729,832
Total Other Investment Companies
(Cost $98,768,736)		98,768,736

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 06/19/20	1,196	103,190,880	6,206,156
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $87,478,870.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$14,672,838,984	$—	$—	$14,672,838,984
Hong Kong	565,654,612	—	—*	565,654,612
Portugal	29,810,577	—	—*	29,810,577
Republic of Korea	722,778,819	—	488,263	723,267,082
United Kingdom	2,405,018,164	—	54,744	2,405,072,908
Preferred Stock[1]	128,864,247	—	—	128,864,247
Rights[1]	1,024,323	—	—	1,024,323
Italy	—	—	—*	—
Spain	—	—	224,264	224,264
Other Investment Companies[1]	98,768,736	—	—	98,768,736
Futures Contracts[2]	6,206,156	—	—	6,206,156
Total	$18,630,964,618	$—	$767,271	$18,631,731,889
*	Level 3 amount shown includes securities determined to have no value at May 31, 2020.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab International Small-Cap Equity ETF™

Portfolio Holdings as of May 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.1% of net assets

Australia 6.3%
Abacus Property Group	532,798	912,472
Accent Group Ltd.	471,682	424,254
AMA Group Ltd.	701,550	295,712
AP Eagers Ltd.	290,928	1,243,680
Appen Ltd.	155,804	3,185,419
ARB Corp., Ltd.	96,058	1,086,526
Arena REIT	452,274	741,542
Asaleo Care Ltd.	473,682	320,719
AUB Group Ltd.	96,501	874,383
Aurelia Metals Ltd.	1,116,727	240,917
Austal Ltd.	455,168	1,009,149
Australian Agricultural Co., Ltd. *	652,947	468,100
Australian Pharmaceutical Industries Ltd.	556,527	415,600
Aventus Group	582,234	765,244
Avita Medical Ltd. *	3,050,753	961,918
Bapcor Ltd.	414,333	1,592,448
Bega Cheese Ltd.	309,348	1,096,543
Bingo Industries Ltd.	697,747	1,093,068
Blackmores Ltd.	18,286	994,608
Blackmores Ltd., Interim Shares (a)	824	44,819
Bravura Solutions Ltd.	343,153	1,104,757
Breville Group Ltd.	189,191	2,808,080
Brickworks Ltd.	85,156	872,770
Bubs Australia Ltd. *(b)	724,561	514,631
BWP Trust	701,445	1,760,040
BWX Ltd.	157,453	400,301
Carnarvon Petroleum Ltd. *	2,161,985	315,728
carsales.com Ltd.	317,276	3,401,316
Cedar Woods Properties Ltd.	113,598	420,013
Centuria Capital Group	519,288	637,701
Centuria Industrial REIT	412,344	804,719
Centuria Office REIT	577,178	758,599
Champion Iron Ltd. *	574,885	1,068,504
Charter Hall Long Wale REIT	621,919	1,808,194
Charter Hall Retail REIT	533,829	1,158,743
Charter Hall Social Infrastructure REIT	361,372	599,697
Clinuvel Pharmaceuticals Ltd. (b)	57,381	922,528
Codan Ltd.	174,338	819,337
Collins Foods Ltd.	152,037	807,377
Cooper Energy Ltd. *	1,974,477	543,923
Coronado Global Resources, Inc.	425,140	334,416
Corporate Travel Management Ltd. (b)	118,334	941,816
Costa Group Holdings Ltd.	550,656	1,176,992
Credit Corp. Group Ltd.	68,700	783,004
Cromwell Property Group	3,464,719	1,839,904
Dacian Gold Ltd. *	666,295	192,395
Data#3 Ltd.	208,990	740,805
Eclipx Group Ltd. *	421,888	338,860
Elders Ltd.	228,227	1,507,396
Electro Optic Systems Holdings Ltd. *	139,035	524,215
Emeco Holdings Ltd. *	549,667	401,356
EML Payments Ltd. *	401,293	969,617
Estia Health Ltd.	322,058	327,087
Security	Number of Shares	Value ($)
FlexiGroup Ltd.	488,677	368,176
Freedom Foods Group Ltd.	184,399	455,343
G.U.D. Holdings Ltd.	122,628	851,449
G8 Education Ltd.	921,291	636,015
Galaxy Resources Ltd. *(b)	592,086	304,596
GDI Property Group	619,872	446,446
Genworth Mortgage Insurance Australia Ltd.	295,183	411,479
Gold Road Resources Ltd. *	1,320,767	1,586,872
GrainCorp Ltd., Class A *	332,671	976,055
Growthpoint Properties Australia Ltd.	435,234	924,507
GWA Group Ltd.	361,766	715,618
Healius Ltd.	870,829	1,404,677
Hotel Property Investments	221,424	404,198
HT&E Ltd.	325,316	255,894
HUB24 Ltd.	63,088	445,161
IGO Ltd.	691,567	2,304,492
Infigen Energy	946,698	377,051
Ingenia Communities Group	407,707	1,174,560
Inghams Group Ltd.	271,772	616,976
Integral Diagnostics Ltd.	202,211	496,642
InvoCare Ltd.	177,266	1,339,075
IPH Ltd.	230,316	1,155,801
IRESS Ltd.	248,581	1,849,740
Japara Healthcare Ltd.	601,588	221,630
Jumbo Interactive Ltd.	70,387	551,797
Jupiter Mines Ltd.	2,222,299	413,045
Karoon Energy Ltd. *	678,533	256,734
Link Administration Holdings Ltd.	735,808	1,978,139
Lovisa Holdings Ltd.	71,967	373,097
Lynas Corp., Ltd. *	970,820	1,327,526
MACA Ltd.	404,628	236,361
Macmahon Holdings Ltd.	2,507,789	424,491
Mayne Pharma Group Ltd. *	2,694,200	760,074
McMillan Shakespeare Ltd.	73,636	422,319
Megaport Ltd. *	183,700	1,676,676
Mesoblast Ltd. *(b)	661,926	1,757,546
Mineral Resources Ltd.	200,831	2,507,591
Monadelphous Group Ltd.	124,785	979,077
Mount Gibson Iron Ltd.	997,239	450,138
Myer Holdings Ltd. *	1,225,468	223,703
MyState Ltd.	131,369	347,939
Nanosonics Ltd. *	336,654	1,615,695
National Storage REIT	1,079,872	1,340,451
Navigator Global Investments Ltd.	183,109	158,620
nearmap Ltd. *(b)	610,382	927,843
Netwealth Group Ltd.	117,032	644,016
New Hope Corp., Ltd.	322,746	289,222
NEXTDC Ltd. *	627,941	3,847,315
nib Holdings Ltd.	661,074	2,066,846
Nine Entertainment Co. Holdings Ltd.	2,189,438	2,150,956
NRW Holdings Ltd.	599,225	771,665
OFX Group Ltd.	296,451	261,723
Omni Bridgeway Ltd.	337,652	1,100,495
oOh!media Ltd.	683,448	489,967
Orocobre Ltd. *(b)	355,015	553,798
Pact Group Holdings Ltd. *	290,989	442,333

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Paradigm Biopharmaceuticals Ltd. *(b)	291,142	560,454
Pendal Group Ltd.	404,889	1,701,284
Perenti Global Ltd.	958,329	757,005
Perseus Mining Ltd. *	1,721,207	1,479,586
Pilbara Minerals Ltd. *	2,695,049	465,133
PointsBet Holdings Pty Ltd. *(b)	160,410	617,585
PolyNovo Ltd. *	868,291	1,585,022
Premier Investments Ltd.	118,198	1,299,295
Pro Medicus Ltd.	61,896	1,184,526
Ramelius Resources Ltd.	1,128,182	1,314,297
Regis Healthcare Ltd.	198,386	191,607
Regis Resources Ltd.	706,158	2,531,237
Reliance Worldwide Corp., Ltd.	1,151,748	2,339,463
Resolute Mining Ltd. *	1,488,691	1,126,540
Rural Funds Group	476,572	632,697
Sandfire Resources Ltd.	237,684	691,053
Saracen Mineral Holdings Ltd. *	1,606,336	5,448,720
SeaLink Travel Group Ltd.	185,293	519,049
Select Harvests Ltd.	140,736	579,207
Senex Energy Ltd. *	1,786,884	272,811
Service Stream Ltd.	467,924	633,640
SG Fleet Group Ltd.	251,463	289,608
Sigma Healthcare Ltd.	1,484,347	571,479
Silver Lake Resources Ltd. *	1,175,076	1,708,234
SmartGroup Corp., Ltd.	125,766	560,174
Southern Cross Media Group Ltd.	3,080,221	480,493
St. Barbara Ltd.	1,019,984	2,112,444
Starpharma Holdings Ltd. *	510,303	372,613
Steadfast Group Ltd.	1,248,408	2,767,835
Super Retail Group Ltd.	202,353	1,124,274
Superloop Ltd. *(b)	420,288	302,701
Tassal Group Ltd.	296,341	790,779
Technology One Ltd.	219,863	1,333,938
United Malt Grp Ltd. *	332,671	989,305
Village Roadshow Ltd.	139,834	190,285
Virgin Australia International Holdings Pty Ltd. *(a)	424,000	—
Virtus Health Ltd.	87,657	183,870
Viva Energy Group Ltd.	1,549,619	1,692,108
Waypoint REIT	964,642	1,696,873
Webjet Ltd. (b)	429,095	1,179,210
Western Areas Ltd.	382,513	578,920
Westgold Resources Ltd. *	430,974	669,428
Zip Co., Ltd. *(b)	446,695	1,111,935
		147,078,310

Austria 0.9%
Agrana Beteiligungs AG	15,831	306,407
BAWAG Group AG	82,966	2,740,930
CA Immobilien Anlagen AG *	102,136	3,442,411
DO & Co. AG	9,838	547,165
EVN AG	42,159	721,253
Flughafen Wien AG *	15,588	485,501
IMMOFINANZ AG *	120,793	2,262,690
Lenzing AG *	19,773	969,957
Oesterreichische Post AG *(b)	48,154	1,614,957
Palfinger AG	14,828	324,930
Porr AG (b)	14,066	237,824
S IMMO AG	74,951	1,417,319
Schoeller-Bleckmann Oilfield Equipment AG	15,166	411,625
Strabag SE	21,939	656,463
UNIQA Insurance Group AG	158,521	1,070,328
Wienerberger AG *	167,462	3,352,973
Zumtobel Group AG *	38,961	268,697
		20,831,430

Security	Number of Shares	Value ($)
Belgium 1.9%
Aedifica S.A.	36,461	3,897,564
AGFA-Gevaert N.V. *	239,441	961,495
Barco N.V.	14,537	2,529,023
Befimmo S.A.	30,477	1,264,510
Bekaert S.A.	50,226	1,076,034
bpost S.A.	146,602	963,759
Cie d'Entreprises CFE *	10,161	733,538
Cofinimmo S.A.	38,055	5,181,249
D'Ieteren S.A. N.V.	34,137	2,046,706
Econocom Group S.A. N.V.	190,081	418,644
Euronav N.V.	235,424	2,356,864
EVS Broadcast Equipment S.A.	19,162	300,539
Fagron	87,885	2,101,815
Gimv N.V.	26,768	1,607,870
Ion Beam Applications *	31,887	272,760
KBC Ancora	51,812	1,730,144
Kinepolis Group N.V. *	19,116	789,946
Melexis N.V.	27,281	1,791,932
Mithra Pharmaceuticals S.A. *(b)	21,652	567,192
Montea C.V.A.	19,284	1,806,136
Ontex Group N.V.	118,587	1,875,763
Orange Belgium S.A.	40,770	665,745
Retail Estates N.V. *	14,777	971,438
Tessenderlo Group S.A. *	36,226	1,047,695
Van de Velde N.V. *	7,776	187,697
VGP N.V.	9,853	1,282,318
Warehouses De Pauw CVA	194,903	5,139,250
Wereldhave Belgium N.V.	3,484	186,796
		43,754,422

Canada 17.7%
Aecon Group, Inc.	91,409	965,541
Air Canada *	185,859	2,138,010
Alacer Gold Corp. *	427,903	2,656,206
Alamos Gold, Inc., Class A	567,425	4,577,332
Algonquin Power & Utilities Corp.	751,827	10,487,067
Allied Properties Real Estate Investment Trust	179,124	5,183,736
AltaGas Ltd.	396,523	4,240,059
Aphria, Inc. *(b)	306,486	1,288,297
ARC Resources Ltd.	513,703	2,062,691
Artis Real Estate Investment Trust	196,728	1,031,890
Atco Ltd., Class I	111,273	3,124,371
ATS Automation Tooling Systems, Inc. *	109,238	1,581,430
Aurora Cannabis, Inc. *(b)	141,597	1,974,081
B2Gold Corp.	1,467,915	8,060,682
Baytex Energy Corp. *	765,605	232,639
BlackBerry Ltd. *	717,011	3,319,976
Boardwalk Real Estate Investment Trust	54,020	1,141,213
Bombardier, Inc., B Shares *	3,021,745	972,852
Boyd Group Services, Inc.	29,381	4,480,273
BRP, Inc.	57,267	1,975,467
CAE, Inc.	390,723	5,840,209
Cameco Corp.	578,178	6,257,808
Canada Goose Holdings, Inc. *	86,108	1,673,319
Canadian Apartment Properties REIT	246,274	8,363,552
Canadian Western Bank	125,269	2,047,335
Canfor Corp. *	89,698	658,685
Capital Power Corp.	154,220	2,982,420
Cascades, Inc.	95,086	971,360
CCL Industries, Inc., Class B	214,047	7,183,939
Celestica, Inc. *	177,700	1,205,922
Centerra Gold, Inc.	316,839	3,202,316
Chartwell Retirement Residences	309,399	1,831,055
Choice Properties Real Estate Investment Trust	372,488	3,489,885

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CI Financial Corp.	302,396	3,570,469
Cineplex, Inc.	96,379	1,014,552
Cogeco Communications, Inc.	15,977	1,188,508
Colliers International Group, Inc.	50,573	2,601,828
Cominar Real Estate Investment Trust	259,985	1,452,094
Corus Entertainment, Inc., B Shares	312,625	730,559
Crescent Point Energy Corp.	841,954	1,181,733
Cronos Group, Inc. *(b)	500,509	3,269,857
Dream Office Real Estate Investment Trust	68,283	967,285
ECN Capital Corp.	329,740	1,130,783
Eldorado Gold Corp. *	230,537	1,933,095
Element Fleet Management Corp.	645,276	4,570,433
Emera, Inc.	352,731	13,969,393
Empire Co., Ltd., A Shares	245,984	5,545,407
Endeavour Mining Corp. *	107,997	2,592,491
Enerflex Ltd.	133,506	533,174
Enerplus Corp.	325,054	867,783
Enghouse Systems Ltd.	56,567	2,448,972
Finning International, Inc.	239,442	3,180,549
First Capital Real Estate Investment Trust	190,710	1,806,102
First Majestic Silver Corp. *	239,235	2,381,619
First National Financial Corp.	29,237	646,209
First Quantum Minerals Ltd.	813,672	4,750,639
FirstService Corp.	44,875	4,155,369
Genworth MI Canada, Inc.	52,140	1,166,002
Gibson Energy, Inc.	209,629	3,230,428
Gildan Activewear, Inc.	294,655	4,071,705
Granite Real Estate Investment Trust	78,029	3,834,836
Great Canadian Gaming Corp. *	80,340	1,603,661
H&R Real Estate Investment Trust	414,424	2,908,344
Home Capital Group, Inc. *	77,173	1,060,277
Hudbay Minerals, Inc.	342,183	925,889
IA Financial Corp., Inc.	154,357	4,910,344
IAMGOLD Corp. *	677,300	2,518,682
Innergex Renewable Energy, Inc.	184,870	2,533,235
Ivanhoe Mines Ltd., Class A *	943,998	2,083,052
Kelt Exploration Ltd. *(b)	220,112	210,207
Keyera Corp.	315,030	4,973,198
Kinaxis, Inc. *	38,401	4,939,177
Kinross Gold Corp. *	1,811,690	11,731,027
Kirkland Lake Gold Ltd.	383,479	14,718,247
Laurentian Bank of Canada	61,049	1,256,138
Lightspeed POS, Inc. *	56,322	1,338,982
Linamar Corp.	67,253	1,860,624
Lundin Mining Corp.	950,754	4,361,004
Maple Leaf Foods, Inc.	112,116	2,140,603
Martinrea International, Inc.	116,110	760,234
MEG Energy Corp. *	352,887	816,986
Methanex Corp.	110,246	1,779,473
Mullen Group Ltd.	155,965	672,516
NFI Group, Inc.	79,617	940,635
Norbord, Inc.	72,504	1,383,252
Northland Power, Inc.	230,718	5,314,760
Northview Apartment Real Estate Investment Trust (b)	70,937	1,782,406
NOVAGOLD RESOURCES, Inc. *	351,312	3,352,485
OceanaGold Corp. *	901,163	1,825,536
Onex Corp.	121,087	5,660,130
Open Text Corp.	375,791	15,551,472
Osisko Gold Royalties Ltd.	207,796	2,053,605
Pan American Silver Corp.	301,308	8,826,480
Paramount Resources Ltd., A Shares *(b)	106,973	124,603
Parex Resources, Inc. *	197,436	2,211,192
Parkland Corp.	215,105	6,025,804
Pason Systems, Inc.	105,055	545,721
PrairieSky Royalty Ltd.	337,287	2,215,718
Premium Brands Holdings Corp.	48,768	3,076,667
Pretium Resources, Inc. *	261,798	2,284,245
Primo Water Corp.	227,395	2,726,042
Security	Number of Shares	Value ($)
Quebecor, Inc., Class B	168,573	3,691,727
Ritchie Bros. Auctioneers, Inc.	157,235	6,778,783
Russel Metals, Inc.	90,089	954,206
Secure Energy Services, Inc.	210,604	176,748
SEMAFO, Inc. *	489,734	1,679,452
Seven Generations Energy Ltd., A Shares *	383,900	805,462
ShawCor Ltd.	100,538	130,200
SmartCentres Real Estate Investment Trust	185,127	2,692,123
SNC-Lavalin Group, Inc.	258,915	3,911,261
SSR Mining, Inc. *	178,792	3,425,273
Stantec, Inc.	161,471	4,859,784
Stella-Jones, Inc.	77,301	1,873,523
Superior Plus Corp.	208,055	1,422,457
TFI International, Inc.	111,610	3,367,195
The Descartes Systems Group, Inc. *	122,245	5,805,355
The North West Co., Inc.	75,704	1,467,306
TMX Group Ltd.	81,256	8,113,255
TORC Oil & Gas Ltd. (b)	209,619	218,385
Torex Gold Resources, Inc. *	124,135	1,706,385
Toromont Industries Ltd.	116,327	5,589,958
Tourmaline Oil Corp.	367,687	3,639,096
TransAlta Corp.	426,617	2,484,638
TransAlta Renewables, Inc.	137,234	1,422,778
Transcontinental, Inc., Class A	119,072	1,031,176
Turquoise Hill Resources Ltd. *	1,417,648	1,056,415
Vermilion Energy, Inc.	232,729	1,155,058
West Fraser Timber Co., Ltd.	86,550	2,333,131
Westshore Terminals Investment Corp.	71,955	761,613
Whitecap Resources, Inc.	574,833	844,242
Winpak Ltd.	44,551	1,486,537
WSP Global, Inc.	152,905	9,830,081
Yamana Gold, Inc.	1,388,845	7,485,816
		414,195,564

Denmark 1.8%
ALK-Abello A/S *	9,717	2,588,512
Alm Brand A/S	88,155	774,894
Bavarian Nordic A/S *	86,584	2,586,911
D/S Norden A/S *	38,870	524,400
Dfds A/S *	42,203	1,235,726
FLSmidth & Co. A/S *	74,401	2,026,383
Jyske Bank A/S *	85,142	2,355,773
Netcompany Group A/S *	47,763	2,905,398
Nilfisk Holding A/S *	39,342	591,830
NKT A/S *(b)	39,342	836,077
Ringkjoebing Landbobank A/S	42,155	2,931,668
Royal Unibrew A/S *	72,888	5,841,308
Scandinavian Tobacco Group A/S, Class A	96,411	1,448,891
Schouw & Co. A/S	18,343	1,491,924
SimCorp A/S	57,645	6,344,589
Spar Nord Bank A/S	118,552	898,778
Sydbank A/S	86,934	1,519,240
The Drilling Co. of 1972 A/S *	30,780	671,118
Topdanmark A/S	63,543	2,641,975
Zealand Pharma A/S *	52,915	2,084,791
		42,300,186

Finland 1.3%
Ahlstrom-Munksjo Oyj	54,424	829,378
Cargotec Oyj, B Shares (b)	76,065	1,666,834
Citycon Oyj (b)	106,953	720,953
F-Secure Oyj *	145,664	501,481
Finnair Oyj (b)	78,464	307,398
Kemira Oyj	126,101	1,613,086
Kojamo Oyj	264,944	5,399,093
Konecranes Oyj	105,227	2,518,899

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Metsa Board Oyj *	252,724	1,803,368
Oriola Oyj, B Shares	174,111	404,775
Outokumpu Oyj	444,154	1,330,489
Outotec Oyj	213,901	1,098,773
Raisio Oyj, V Shares	168,167	665,935
Sanoma Oyj	106,852	1,036,431
TietoEVRY Oyj	135,677	3,573,791
Uponor Oyj	77,294	968,112
Valmet Oyj	196,178	5,101,949
YIT Oyj	235,200	1,295,042
		30,835,787

France 2.2%
Akka Technologies	17,264	480,090
Albioma S.A.	37,690	1,337,390
Alten S.A.	41,803	3,357,267
Beneteau S.A.	54,769	388,379
Bonduelle S.C.A.	20,666	487,342
Carmila S.A.	55,062	683,530
CGG S.A. *	1,016,065	1,093,374
Coface S.A. *	129,603	739,560
DBV Technologies S.A. *	67,946	634,114
Derichebourg S.A.	126,631	389,331
Elior Group S.A.	147,081	904,738
Eramet *(b)	14,560	506,443
Europcar Mobility Group *(b)	151,607	261,055
FFP	7,420	539,788
Fnac Darty S.A. *	25,183	821,881
Gaztransport Et Technigaz S.A.	32,459	2,404,643
Genfit *(b)	52,321	278,891
GL Events	19,759	272,538
Guerbet	7,892	306,814
Interparfums S.A. *	17,307	629,522
IPSOS	55,329	1,344,762
Jacquet Metal Service S.A.	19,641	243,820
Korian S.A.	73,015	2,628,221
Lagardere S.C.A. *(b)	171,655	2,409,667
LISI *	26,863	512,161
Maisons du Monde S.A.	62,485	746,485
Manitou BF S.A.	17,967	330,162
Mercialys S.A.	87,390	708,162
Mersen S.A.	21,310	487,121
Metropole Television S.A.	93,315	1,083,660
Neoen S.A. *(b)	30,805	1,147,909
Nexans S.A. *	44,469	1,814,379
Nexity S.A.	63,318	1,939,690
Pharmagest Inter@ctive	5,183	389,735
Quadient	50,928	734,747
Rallye S.A. *(b)	36,952	357,190
Robertet S.A.	1,022	1,060,654
Rothschild & Co. *	40,790	843,933
SMCP S.A. *	35,621	194,153
Societe BIC S.A.	37,430	1,993,495
SOITEC *	30,075	2,920,526
Sopra Steria Group	21,038	2,482,911
SPIE S.A.	177,326	2,745,699
Tarkett S.A.	55,757	574,317
Television Francaise 1 S.A. *	153,377	863,281
Trigano S.A.	11,727	1,074,869
Vallourec S.A. *(b)	11,525	419,464
Vicat S.A.	22,552	679,823
Vilmorin & Cie S.A.	8,309	439,019
Virbac S.A. *	6,064	1,281,605
X-Fab Silicon Foundries SE *(b)	75,291	254,600
		51,222,910

Security	Number of Shares	Value ($)
Germany 4.9%
Aareal Bank AG *	85,909	1,643,646
ADO Properties S.A.	63,973	1,855,862
AIXTRON SE *	154,923	1,635,398
alstria Office REIT-AG	251,984	3,671,855
Aurubis AG	52,261	3,022,890
BayWa AG *(b)	20,005	617,508
Befesa S.A.	49,224	1,869,859
Bertrandt AG	6,678	265,561
Bilfinger SE	39,712	757,136
CANCOM SE	53,999	3,393,716
CECONOMY AG *	261,287	771,365
CompuGroup Medical SE	32,955	2,688,826
Corestate Capital Holding S.A. *(b)	15,559	313,777
CropEnergies AG	27,820	272,012
Dermapharm Holding SE	16,561	896,212
Deutsche Beteiligungs AG	16,487	541,926
Deutsche Euroshop AG	77,404	1,130,497
Deutsche Pfandbriefbank AG	176,737	1,218,879
Deutz AG *	178,986	712,760
Dialog Semiconductor plc *	102,682	4,057,033
DIC Asset AG	72,266	938,897
Duerr AG	71,506	1,694,195
ElringKlinger AG *(b)	51,913	271,403
Encavis AG	141,332	1,924,258
Evotec SE *(b)	195,685	5,293,737
Freenet AG	187,997	3,257,019
Gerresheimer AG	46,288	3,949,163
Grand City Properties S.A.	162,474	3,683,234
Hamburger Hafen und Logistik AG	33,295	540,721
Heidelberger Druckmaschinen AG *	398,754	250,386
HelloFresh SE *	204,398	8,321,450
Hornbach Holding AG & Co. KGaA	11,957	861,864
Hypoport SE *	5,948	2,646,502
Indus Holding AG *	26,193	846,394
Isra Vision AG	22,586	1,256,176
Jenoptik AG	73,723	1,776,244
K+S AG	276,570	1,757,869
Kloeckner & Co. SE *	103,585	438,768
Koenig & Bauer AG *	19,494	410,481
Krones AG	20,827	1,357,581
KWS Saat SE & Co. KGaA	14,611	1,030,411
Leoni AG *	48,616	403,151
MorphoSys AG *	46,137	5,986,533
New Work SE	4,097	1,280,600
Nordex SE *(b)	111,802	1,080,714
Norma Group SE *	49,502	1,450,373
PATRIZIA AG *	65,311	1,605,535
Pfeiffer Vacuum Technology AG	9,922	1,759,255
Rhoen-Klinikum AG	31,918	639,071
RIB Software SE *	60,630	1,955,811
S&T AG *	72,324	1,898,610
Salzgitter AG *(b)	53,701	722,785
SGL Carbon SE *(b)	72,401	225,901
Siltronic AG	30,534	2,978,685
Sixt SE	19,582	1,570,484
SMA Solar Technology AG *	12,814	380,857
Software AG	71,268	2,757,182
Stabilus S.A.	35,716	1,936,376
Stroeer SE & CO. KGaA	35,915	2,602,745
TAG Immobilien AG *	185,033	4,297,550
Takkt AG	54,062	523,182
TLG Immobilien AG *	18,891	354,496
Vossloh AG *	12,961	562,269
Wacker Neuson SE *	36,766	499,757
Washtec AG	15,060	619,823

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Wuestenrot & Wuerttembergische AG	27,962	510,720
zooplus AG *(b)	8,901	1,392,084
		113,838,020

Hong Kong 1.2%
Anton Oilfield Services Group *	2,686,676	143,849
Apollo Future Mobility Group Ltd. *	6,038,672	296,052
Asia Cement China Holdings Corp.	625,056	712,069
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	338,382	406,006
Camsing International Holding Ltd. *(a)	459,925	17,208
Canvest Environmental Protection Group Co., Ltd.	1,025,502	429,994
CGN New Energy Holdings Co., Ltd.. *	1,542,000	306,371
China Harmony New Energy Auto Holding Ltd.	1,130,413	539,611
Chinese Estates Holdings Ltd.	795,788	357,288
Chow Sang Sang Holdings International Ltd.	330,688	317,846
CITIC Telecom International Holdings Ltd.	2,042,938	648,384
COFCO Meat Holdings Ltd. *	2,457,972	640,576
Crystal International Group Ltd.	868,237	192,668
Digital Domain Holdings Ltd. *	29,484,934	152,161
Dynam Japan Holdings Co., Ltd.	392,204	369,383
Esprit Holdings Ltd. *	2,696,986	208,772
Far East Consortium International Ltd.	1,692,603	493,521
Fortune Real Estate Investment Trust	1,981,001	1,768,614
Frontage Holdings Corp. *	880,429	463,443
G-Resources Group Ltd. *	29,895,000	154,277
Gemdale Properties & Investment Corp., Ltd.	7,719,640	1,145,347
Giordano International Ltd.	1,687,162	241,614
Goodbaby International Holdings Ltd. *	1,061,000	86,238
HC Group, Inc. *	832,652	128,910
HKBN Ltd.	1,160,676	1,988,618
Hong Kong Television Network Ltd. *	584,000	314,189
IGG, Inc.	1,282,908	776,266
IMAX China Holding, Inc.	162,075	213,284
Impro Precision Industries Ltd.	1,188,245	363,326
Inspur International Ltd.	831,438	245,645
Ju Teng International Holdings Ltd.	1,206,112	354,785
K Wah International Holdings Ltd.	1,786,744	730,742
Luk Fook Holdings International Ltd.	490,230	861,429
Man Wah Holdings Ltd.	2,147,840	1,670,943
Microport Scientific Corp.	636,501	1,839,456
NOVA Group Holdings Ltd.	1,564,392	50,458
Pacific Basin Shipping Ltd.	6,126,458	735,080
Pacific Textiles Holdings Ltd.	725,871	304,358
Pou Sheng International Holdings Ltd.	2,981,961	577,079
Prosperity REIT	1,653,438	467,169
Razer, Inc. *	5,201,484	724,758
Regina Miracle International Holdings Ltd.	480,082	151,129
Road King Infrastructure Ltd.	371,421	482,066
SmarTone Telecommunications Holdings Ltd.	656,631	342,251
Stella International Holdings Ltd.	639,000	668,596
Sun Hung Kai & Co., Ltd.	761,185	304,435
Suncity Group Holdings Ltd. *	3,077,688	512,220
SUNeVision Holdings Ltd.	860,530	521,803
Sunlight Real Estate Investment Trust	1,483,928	698,792
Superb Summit International Group Ltd. *(a)	1,120,000	—
The United Laboratories International Holdings Ltd.	673,610	599,653
Town Health International Medical Group Ltd. (a)(b)	3,638,120	—
Truly International Holdings Ltd. *	2,340,528	217,415
Security	Number of Shares	Value ($)
Untrade C. Animal Health *(a)	192,752	—
Value Partners Group Ltd.	1,377,861	510,187
VSTECS Holdings Ltd.	915,546	408,694
Xiabuxiabu Catering Management China Holdings Co., Ltd. *	408,170	469,203
Xinyi Energy Holdings Ltd.	2,074,587	551,367
		28,875,598

Ireland 0.2%
Cairn Homes plc *	1,024,855	1,032,837
Dalata Hotel Group plc	260,987	943,504
Hibernia REIT plc	989,550	1,197,589
Irish Continental Group plc	227,929	874,702
		4,048,632

Israel 0.9%
AFI Properties Ltd. *	21,350	596,549
Allot Ltd. *	46,707	515,278
AudioCodes Ltd.	29,683	1,064,162
Bayside Land Corp.	907	509,369
Big Shopping Centers Ltd.	6,231	439,304
Brack Capital Properties N.V. *	3,416	253,540
Cellcom Israel Ltd. *	117,638	368,689
Clal Insurance Enterprises Holdings Ltd. *	70,428	590,619
Delek Automotive Systems Ltd.	73,893	383,871
Delta Galil Industries Ltd.	11,980	175,080
Electra Ltd.	2,603	1,225,938
Energix-Renewable Energies Ltd. *	247,358	948,933
Enlight Renewable Energy Ltd. *	716,923	1,150,056
FIBI Holdings Ltd.	24,949	669,408
Formula Systems 1985 Ltd.	10,786	827,561
Gilat Satellite Networks Ltd. *	40,760	343,797
Hilan Ltd. *	20,108	849,456
IDI Insurance Co., Ltd.	10,652	275,254
Isracard Ltd.	268,658	735,792
Kamada Ltd. *	36,171	260,282
Kenon Holdings Ltd.	24,034	493,934
Matrix IT Ltd.	46,227	1,025,771
Mega Or Holdings Ltd.	27,247	645,516
Menora Mivtachim Holdings Ltd.	40,023	514,082
Naphtha Israel Petroleum Corp., Ltd. *	47,392	187,220
Norstar Holdings, Inc.	13,443	134,299
Nova Measuring Instruments Ltd. *	40,209	1,969,477
Partner Communications Co., Ltd. *	141,215	585,675
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	10,766	672,990
Reit 1 Ltd.	258,876	1,120,215
Sapiens International Corp. N.V.	35,972	876,557
Sella Capital Real Estate Ltd.	270,417	526,415
		20,935,089

Italy 2.4%
ACEA S.p.A.	63,998	1,238,674
Anima Holding S.p.A.	410,557	1,735,395
Arnoldo Mondadori Editore S.p.A. *	185,420	217,390
ASTM S.p.A. *	91,491	1,882,745
Autogrill S.p.A.	179,929	1,012,728
Azimut Holding S.p.A.	173,728	2,879,369
Banca Farmafactoring S.p.A. *	181,398	1,077,494
Banca Generali S.p.A. *	82,798	2,243,564
Banca IFIS S.p.A. *	36,668	338,333
Banca Monte dei Paschi di Siena S.p.A. *(b)	379,062	554,469
Banca Popolare di Sondrio Scarl *	649,525	1,049,791
Biesse S.p.A.	20,714	213,362
BPER Banca *	559,433	1,336,046

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Brunello Cucinelli S.p.A. *	49,419	1,608,457
Cairo Communication S.p.A. *	95,122	154,904
Carel Industries S.p.A.	59,381	1,121,570
Cementir Holding N.V.	73,588	501,775
Cerved Group S.p.A. *	273,668	1,894,980
CIR SpA-Compagnie Industriali	1,249,219	568,333
Credito Emiliano S.p.A. *	109,644	528,097
Danieli & C Officine Meccaniche S.p.A.	18,760	243,317
Datalogic S.p.A.	29,599	372,375
De'Longhi S.p.A. *	95,242	2,040,451
doValue S.p.A. *	84,589	646,416
Enav S.p.A.	363,066	1,647,734
ERG S.p.A.	81,066	1,789,949
Falck Renewables S.p.A.	169,105	1,012,939
Fincantieri S.p.A. *(b)	632,850	426,594
Freni Brembo S.p.A. *	211,536	1,977,713
IMA Industria Macchine Automatiche S.p.A. *	30,764	1,875,274
Immobiliare Grande Distribuzione SIIQ S.p.A.	94,654	341,661
Interpump Group S.p.A.	122,755	3,670,369
Iren S.p.A.	946,581	2,354,349
Italmobiliare S.p.A.	22,200	595,129
Juventus Football Club S.p.A. *(b)	717,170	741,902
Maire Tecnimont S.p.A. *(b)	206,501	325,257
MARR S.p.A. *	47,108	688,543
OVS S.p.A. *	247,793	251,790
Piaggio & C S.p.A.	246,915	592,707
RAI Way S.p.A.	135,444	822,609
Reply S.p.A.	30,318	2,652,409
Saras S.p.A. *	813,454	728,400
Societa Cattolica di Assicurazioni SC *	225,956	1,038,545
Tamburi Investment Partners S.p.A.	159,394	1,058,492
Technogym S.p.A. *	174,084	1,437,794
Tod's S.p.A. *(b)	13,951	368,717
Unipol Gruppo S.p.A. *	693,514	2,434,633
Webuild S.p.A	345,361	477,514
Zignago Vetro S.p.A.	44,895	590,278
		55,361,336

Japan 20.5%
Achilles Corp.	21,179	333,210
Adastria Co., Ltd.	40,152	653,702
ADEKA Corp.	150,769	2,097,765
Advan Co., Ltd.	39,542	444,107
Aeon Delight Co., Ltd.	28,021	802,383
Ai Holdings Corp.	52,695	706,285
Aichi Corp.	31,400	218,300
Aichi Steel Corp.	16,561	465,771
Aida Engineering Ltd.	75,506	515,124
Aiful Corp. *	422,938	1,048,169
Aiphone Co., Ltd.	17,142	252,194
Aisan Industry Co., Ltd.	47,310	254,697
Akatsuki, Inc.	7,628	288,524
Akebono Brake Industry Co., Ltd. *	116,100	205,830
Alconix Corp.	29,538	348,474
Alpen Co., Ltd.	22,760	372,450
Alpha Systems, Inc.	10,200	374,920
Amuse, Inc.	13,844	308,787
Anest Iwata Corp.	45,467	364,209
Anicom Holdings, Inc.	30,221	1,492,326
AOKI Holdings, Inc.	53,893	344,163
Aoyama Trading Co., Ltd.	65,920	502,347
Arakawa Chemical Industries Ltd.	21,712	262,193
Arata Corp.	17,949	758,878
Arcland Sakamoto Co., Ltd.	35,789	395,312
Arcland Service Holdings Co., Ltd.	19,458	345,507
Arcs Co., Ltd.	49,014	991,790
Security	Number of Shares	Value ($)
Argo Graphics, Inc.	21,012	724,552
ARTERIA Networks Corp.	36,655	674,682
Aruhi Corp.	49,848	691,260
AS One Corp.	18,604	2,053,201
Asahi Diamond Industrial Co., Ltd.	72,959	346,053
Asahi Holdings, Inc.	54,429	1,399,437
ASAHI YUKIZAI Corp.	15,300	216,147
ASKA Pharmaceutical Co., Ltd.	32,422	355,112
Atom Corp. (b)	125,546	1,040,633
Atrae, Inc. *	11,452	341,748
Avex, Inc.	58,251	515,275
Axial Retailing, Inc.	20,788	795,939
Bando Chemical Industries Ltd.	60,822	353,974
Bank of the Ryukyus Ltd.	60,237	542,348
BayCurrent Consulting, Inc.	19,444	1,366,233
Belc Co., Ltd.	13,075	805,848
Bell System24 Holdings, Inc.	47,721	601,080
Belluna Co., Ltd.	71,527	359,179
BeNEXT Group, Inc.	22,837	173,607
BML, Inc.	30,366	855,440
BrainPad, Inc. *	7,988	366,646
Broadleaf Co., Ltd.	115,116	597,297
BRONCO BILLY Co., Ltd.	11,914	268,724
Bunka Shutter Co., Ltd.	78,903	590,299
Canon Electronics, Inc.	26,898	429,429
Cawachi Ltd.	15,953	389,737
Central Glass Co., Ltd.	57,496	1,048,147
Central Security Patrols Co., Ltd.	9,198	387,181
Central Sports Co., Ltd.	8,120	195,962
Change, Inc. *	9,700	475,389
Chiyoda Co., Ltd.	32,542	318,367
Chiyoda Corp. *	219,102	549,102
Chiyoda Integre Co., Ltd.	16,440	269,638
Chofu Seisakusho Co., Ltd.	27,905	602,469
Chori Co., Ltd.	15,200	256,919
Chubu Shiryo Co., Ltd.	36,415	563,455
Chudenko Corp.	35,367	759,963
Chugoku Marine Paints Ltd.	71,109	539,910
CI Takiron Corp.	55,216	377,212
CKD Corp.	78,014	1,345,431
CMK Corp.	72,252	273,623
Cocokara fine, Inc.	27,262	1,376,575
COLOPL, Inc.	71,414	713,908
Colowide Co., Ltd. (b)	82,336	1,231,964
Computer Engineering & Consulting Ltd.	34,751	603,187
Comture Corp.	31,934	879,456
CONEXIO Corp.	22,102	304,035
Cosel Co., Ltd.	31,332	271,630
Create Restaurants Holdings, Inc.	128,734	994,168
Create SD Holdings Co., Ltd.	31,737	1,004,531
CTS Co., Ltd.	32,000	210,294
Curves Holdings Co., Ltd. *	66,158	405,907
Cybozu, Inc.	34,514	888,679
Dai Nippon Toryo Co., Ltd.	34,435	314,513
Dai-Dan Co., Ltd.	20,634	554,466
Dai-ichi Seiko Co., Ltd.	12,836	307,392
Daibiru Corp.	68,069	663,410
Daido Metal Co., Ltd.	78,829	417,065
Daihen Corp.	28,811	966,740
Daiho Corp.	22,947	533,552
Daiichi Jitsugyo Co., Ltd.	13,301	466,063
Daiken Corp.	21,426	343,659
Daikokutenbussan Co., Ltd.	6,600	246,884
Daikyonishikawa Corp.	76,428	431,320
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	19,055	441,289
Daio Paper Corp. (b)	111,977	1,514,368
Daiseki Co., Ltd.	55,409	1,444,692
Daito Pharmaceutical Co., Ltd.	16,005	647,717

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Daiwa Industries Ltd.	39,416	358,178
Daiwabo Holdings Co., Ltd.	26,384	1,770,607
DCM Holdings Co., Ltd.	132,601	1,378,504
Denki Kogyo Co., Ltd.	17,238	423,370
Denyo Co., Ltd.	21,352	380,525
Descente Ltd. *	54,405	809,498
Dexerials Corp.	67,220	535,339
Digital Arts, Inc.	13,812	1,101,268
Digital Garage, Inc.	46,222	1,641,056
Dip Corp.	27,883	658,674
Doshisha Co., Ltd.	31,307	455,068
Doutor Nichires Holdings Co., Ltd.	37,341	637,052
DTS Corp.	58,486	1,245,885
Duskin Co., Ltd.	62,933	1,723,232
DyDo Group Holdings, Inc.	12,780	626,337
Eagle Industry Co., Ltd.	35,421	249,214
Earth Corp.	19,284	1,274,443
EDION Corp.	132,055	1,225,739
eGuarantee, Inc.	44,045	892,879
Eiken Chemical Co., Ltd.	46,610	798,213
Eizo Corp.	29,035	1,083,406
Elan Corp.	23,068	385,198
Elecom Co., Ltd.	30,442	1,443,900
EM Systems Co., Ltd.	50,772	395,865
en-japan, Inc.	44,530	1,201,134
Enplas Corp.	13,633	291,173
EPS Holdings, Inc.	45,106	463,892
eRex Co., Ltd.	44,208	604,021
ES-Con Japan Ltd.	41,000	307,115
ESPEC Corp.	27,646	452,149
euglena Co., Ltd. *	103,427	714,250
Exedy Corp.	40,912	658,101
FAN Communications, Inc.	65,180	287,981
FCC Co., Ltd.	48,261	819,767
Feed One Co., Ltd.	209,548	361,776
FIDEA Holdings Co., Ltd.	240,498	238,857
Financial Products Group Co., Ltd.	84,472	476,716
Fixstars Corp.	30,001	366,745
Foster Electric Co., Ltd.	26,907	305,946
France Bed Holdings Co., Ltd.	32,646	255,144
Fudo Tetra Corp.	15,300	201,235
Fuji Co., Ltd.	27,779	485,523
Fuji Corp.	115,829	2,136,281
Fuji Kyuko Co., Ltd.	36,395	1,180,680
Fuji Pharma Co., Ltd.	25,620	295,355
Fuji Soft, Inc.	29,695	1,251,360
Fujibo Holdings, Inc.	15,153	453,598
Fujicco Co., Ltd.	33,774	624,161
Fujimi, Inc.	28,455	820,094
Fujimori Kogyo Co., Ltd.	21,387	697,780
Fujio Food System Co., Ltd.	34,628	536,447
Fujita Kanko, Inc. (b)	9,596	168,165
Fujitec Co., Ltd.	112,078	1,676,983
Fujiya Co., Ltd.	14,716	296,683
Fukuda Corp.	7,632	346,056
Fukui Computer Holdings, Inc.	9,400	273,969
Fukushima Galilei Co., Ltd.	15,471	476,042
FULLCAST Holdings Co., Ltd.	28,064	411,836
Funai Soken Holdings, Inc.	42,849	1,008,235
Furukawa Co., Ltd.	45,549	471,831
Furuno Electric Co., Ltd.	32,033	268,193
Fuso Chemical Co., Ltd.	27,552	1,026,791
Futaba Corp.	49,750	459,934
Futaba Industrial Co., Ltd.	86,654	420,662
Future Corp.	25,439	422,429
G-7 Holdings, Inc.	13,856	303,010
G-Tekt Corp.	29,386	309,312
Gakken Holdings Co., Ltd.	28,226	435,173
GCA Corp.	32,098	195,445
Security	Number of Shares	Value ($)
Geo Holdings Corp.	37,605	470,521
Giken Ltd.	20,609	937,338
GLOBERIDE, Inc.	15,674	337,674
Godo Steel Ltd.	11,500	227,470
Goldcrest Co., Ltd.	23,917	350,313
Gree, Inc.	135,394	555,475
Gunze Ltd.	23,508	836,805
Gurunavi, Inc.	31,500	192,681
Halows Co., Ltd.	12,400	356,801
Hamakyorex Co., Ltd.	22,364	674,646
Hanwa Co., Ltd.	52,283	963,791
Happinet Corp.	18,660	185,500
Hazama Ando Corp.	292,573	1,892,824
Heiwa Real Estate Co., Ltd.	48,751	1,332,637
Heiwado Co., Ltd.	42,238	759,018
Hibiya Engineering Ltd.	25,207	459,054
Hiday Hidaka Corp.	36,557	648,108
Hioki EE Corp.	11,946	383,656
Hirata Corp.	12,632	725,782
Hisaka Works Ltd.	24,600	172,624
Hitachi Zosen Corp.	229,590	873,736
Hochiki Corp.	21,300	270,068
Hodogaya Chemical Co., Ltd.	9,100	354,337
Hogy Medical Co., Ltd.	31,307	1,025,792
Hokkaido Electric Power Co., Inc.	255,788	1,032,791
Hokkaido Gas Co., Ltd.	16,340	237,058
Hokkan Holdings Ltd.	13,000	207,064
Hokuetsu Corp.	198,444	747,837
Hokuto Corp.	30,707	572,042
Honeys Co., Ltd.	22,062	253,518
Hoosiers Holdings	61,095	349,325
Hosiden Corp.	77,896	679,651
Hosokawa Micron Corp.	8,648	488,851
I'll, Inc. (b)	27,244	449,114
Ichibanya Co., Ltd.	23,837	1,234,608
Ichikoh Industries Ltd.	76,458	383,940
Ichiyoshi Securities Co., Ltd.	50,152	213,670
Icom, Inc.	14,054	388,218
Idec Corp.	39,937	660,211
IDOM, Inc.	76,970	370,079
Iino Kaiun Kaisha Ltd.	122,189	387,884
Inaba Denki Sangyo Co., Ltd.	74,726	1,705,585
Inabata & Co., Ltd.	62,777	768,579
Inageya Co., Ltd.	34,358	538,324
Ines Corp.	30,085	391,509
Infocom Corp.	29,416	766,424
Infomart Corp.	308,565	2,589,156
Information Services International-Dentsu Ltd.	19,560	913,230
Insource Co., Ltd.	14,708	397,001
Intage Holdings, Inc. *	44,286	357,626
Internet Initiative Japan, Inc.	41,570	1,468,175
IR Japan Holdings Ltd.	12,520	1,109,816
Iriso Electronics Co., Ltd.	28,398	905,436
Iseki & Co., Ltd.	21,232	242,798
Ishihara Sangyo Kaisha Ltd.	48,674	344,267
Istyle, Inc. *	71,181	203,497
Itochu Enex Co., Ltd.	65,451	523,681
Itochu-Shokuhin Co., Ltd.	9,610	418,350
Itoki Corp.	51,300	194,753
Iwatani Corp.	59,475	2,097,786
J Trust Co., Ltd.	118,473	315,605
J-Oil Mills, Inc.	13,094	525,656
JAC Recruitment Co., Ltd.	31,031	397,771
Jaccs Co., Ltd.	41,383	725,216
Jafco Co., Ltd.	45,296	1,521,989
Japan Display, Inc. *	886,930	378,696
Japan Elevator Service Holdings Co., Ltd.	47,102	1,453,698
Japan Lifeline Co., Ltd.	97,394	1,312,629

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Japan Material Co., Ltd.	80,408	1,309,098
Japan Medical Dynamic Marketing, Inc.	18,196	292,021
Japan Pulp & Paper Co., Ltd.	14,027	507,125
Japan Securities Finance Co., Ltd.	124,455	583,374
Japan Transcity Corp.	72,902	350,520
JCU Corp.	29,733	896,944
JDC Corp.	53,996	276,157
Jeol Ltd.	53,830	1,608,879
Jimoto Holdings, Inc.	299,800	267,144
JINS Holdings, Inc.	20,817	1,319,721
JM Holdings Co., Ltd.	19,138	487,798
Joshin Denki Co., Ltd.	27,260	564,506
Joyful Honda Co., Ltd.	89,373	1,115,763
JP-Holdings, Inc.	88,100	231,422
JSP Corp.	15,741	216,094
Juki Corp.	42,542	246,403
JVC Kenwood Corp.	234,915	383,766
K&O Energy Group, Inc.	19,888	287,609
Kadokawa Corp.	60,654	997,623
Kaga Electronics Co., Ltd.	31,822	689,696
Kamakura Shinsho Ltd.	26,384	293,142
Kameda Seika Co., Ltd.	18,888	950,229
Kamei Corp.	33,311	332,693
Kanaden Corp.	22,284	263,722
Kanagawa Chuo Kotsu Co., Ltd.	9,768	374,454
Kanamoto Co., Ltd.	41,210	888,194
Kanematsu Corp.	119,780	1,486,479
Kanematsu Electronics Ltd.	17,128	631,161
Kansai Super Market Ltd.	23,903	249,824
Kanto Denka Kogyo Co., Ltd.	64,712	558,012
Kappa Create Co., Ltd. *	32,506	456,807
Kasai Kogyo Co., Ltd.	36,920	177,172
Katakura Industries Co., Ltd.	30,784	345,743
Katitas Co., Ltd.	70,379	1,571,091
Kato Sangyo Co., Ltd.	30,825	1,078,668
KAWADA TECHNOLOGIES, Inc.	5,747	272,054
Keihanshin Building Co., Ltd.	53,693	745,079
Keihin Corp.	63,848	1,507,674
Keiyo Co., Ltd.	52,874	317,534
Kenedix, Inc.	315,655	1,716,933
Kenko Mayonnaise Co., Ltd.	18,798	374,093
Key Coffee, Inc.	25,381	553,866
KFC Holdings Japan Ltd.	19,851	489,388
KH Neochem Co., Ltd.	50,429	992,337
Kintetsu Department Store Co., Ltd.	13,218	395,675
Kintetsu World Express, Inc.	52,101	840,019
Kisoji Co., Ltd.	29,666	699,417
Kitanotatsujin Corp. (b)	95,416	461,426
Kitz Corp.	119,796	798,381
KLab, Inc. *	45,058	325,801
Koa Corp.	42,136	386,806
Koatsu Gas Kogyo Co., Ltd.	48,764	349,430
Kohnan Shoji Co., Ltd.	38,060	1,111,047
Komatsu Matere Co., Ltd.	49,312	339,167
KOMEDA Holdings Co., Ltd.	45,177	782,059
Komeri Co., Ltd.	40,194	991,652
Komori Corp.	62,803	454,693
Konishi Co., Ltd.	36,789	521,435
Konoike Transport Co., Ltd.	47,018	541,164
Koshidaka Holdings Co., Ltd.	65,591	326,935
Kourakuen Holdings Corp.	13,552	224,661
Krosaki Harima Corp.	5,961	218,278
Kumagai Gumi Co., Ltd.	51,060	1,247,886
Kumiai Chemical Industry Co., Ltd.	141,540	1,142,988
Kura Sushi, Inc.	14,326	654,234
Kurabo Industries Ltd.	27,592	621,323
Kureha Corp.	25,948	1,142,834
Kurimoto Ltd.	15,500	268,896
KYB Corp. *	27,745	549,827
Security	Number of Shares	Value ($)
Kyodo Printing Co., Ltd.	9,875	274,614
Kyoei Steel Ltd.	28,614	378,209
Kyokuto Kaihatsu Kogyo Co., Ltd.	43,460	555,478
Kyokuyo Co., Ltd.	16,735	418,627
KYORIN Holdings, Inc.	53,896	1,166,117
Kyosan Electric Manufacturing Co., Ltd.	59,500	293,261
LEC, Inc.	37,652	558,480
Leopalace21 Corp. *(b)	328,372	816,853
Life Corp.	28,599	895,917
LIFULL Co., Ltd.	93,180	367,582
Link And Motivation, Inc. (b)	56,560	238,346
LIXIL VIVA Corp.	30,888	691,815
M&A Capital Partners Co., Ltd. *	19,036	707,655
Macnica Fuji Electronics Holdings, Inc.	66,817	1,074,803
Macromill, Inc.	52,984	359,505
Maeda Kosen Co., Ltd.	30,595	663,102
Maezawa Kyuso Industries Co., Ltd.	12,655	238,217
Makino Milling Machine Co., Ltd.	28,901	894,647
Mandom Corp.	50,378	1,017,988
Mars Group Holdings Corp.	13,357	202,584
Marudai Food Co., Ltd.	30,549	551,518
Marusan Securities Co., Ltd.	83,513	352,703
Maruwa Co., Ltd.	12,246	934,349
Maruwa Unyu Kikan Co., Ltd.	29,608	811,551
Maruzen Showa Unyu Co., Ltd.	21,944	585,391
Marvelous, Inc.	40,448	292,843
Matsuda Sangyo Co., Ltd.	14,900	199,847
Matsuya Co., Ltd.	58,867	373,741
Matsuyafoods Holdings Co., Ltd.	10,962	402,420
Max Co., Ltd.	57,202	880,317
Maxell Holdings Ltd.	57,150	571,314
Maxvalu Tokai Co., Ltd.	14,624	326,863
MCJ Co., Ltd.	87,538	680,901
Media Do Holdings Co., Ltd.	8,380	334,858
Megachips Corp.	24,519	436,283
Meidensha Corp.	56,824	961,000
Meisei Industrial Co., Ltd.	68,122	478,027
Meitec Corp.	35,789	1,727,413
Menicon Co., Ltd.	35,751	1,818,494
METAWATER Co., Ltd.	15,509	691,704
Micronics Japan Co., Ltd.	47,890	459,186
Mie Kotsu Group Holdings, Inc.	81,744	361,924
Milbon Co., Ltd.	27,821	1,371,230
Mimasu Semiconductor Industry Co., Ltd.	22,210	461,373
Ministop Co., Ltd.	17,446	245,331
Mirait Holdings Corp.	131,034	1,871,827
Miroku Jyoho Service Co., Ltd.	26,806	623,528
Mitsuba Corp. *	48,116	195,617
Mitsubishi Logisnext Co., Ltd.	91,644	892,324
Mitsubishi Pencil Co., Ltd.	64,256	879,133
Mitsubishi Research Institute, Inc.	9,696	373,044
Mitsuboshi Belting Ltd.	29,927	454,731
Mitsui E&S Holdings Co., Ltd. *	105,242	551,926
Mitsui High-Tec, Inc.	31,720	411,902
Mitsui Sugar Co., Ltd.	21,410	413,951
Mitsui-Soko Holdings Co., Ltd.	31,909	474,777
Mitsuuroko Group Holdings Co., Ltd.	64,420	719,930
Mizuho Leasing Co., Ltd.	61,546	1,357,342
Mizuno Corp.	25,911	491,355
Modec, Inc.	32,955	496,764
Monex Group, Inc.	254,565	567,091
Monogatari Corp.	6,960	507,133
Moriroku Holdings Co., Ltd.	16,014	237,828
Morita Holdings Corp.	56,800	955,849
MOS Food Services, Inc.	34,580	962,918
MTI Ltd.	32,000	178,512
Musashi Seimitsu Industry Co., Ltd.	64,746	583,546
Nachi-Fujikoshi Corp.	25,614	826,181
Nagaileben Co., Ltd.	38,071	943,515

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Nagatanien Holdings Co., Ltd.	16,366	334,657
NEC Capital Solutions Ltd.	11,400	215,016
NEC Networks & System Integration Corp.	96,666	1,816,946
Neturen Co., Ltd.	45,404	235,164
Nextage Co., Ltd.	51,116	424,168
Nichi-iko Pharmaceutical Co., Ltd.	68,690	835,234
Nichias Corp.	80,251	1,851,058
Nichiban Co., Ltd.	17,908	253,988
Nichicon Corp.	87,511	631,142
Nichiden Corp.	18,264	388,047
Nichiha Corp.	41,110	890,618
NichiiGakkan Co., Ltd.	56,916	863,764
Nihon Chouzai Co., Ltd.	18,444	296,001
Nihon Nohyaku Co., Ltd.	79,800	365,168
Nihon Parkerizing Co., Ltd.	136,798	1,457,689
Nihon Tokushu Toryo Co., Ltd.	19,300	161,766
Nikkiso Co., Ltd.	86,646	802,643
Nippon Beet Sugar Manufacturing Co., Ltd.	15,478	242,941
Nippon Carbon Co., Ltd.	14,678	465,947
Nippon Ceramic Co., Ltd.	27,094	519,573
Nippon Chemi-Con Corp.	24,338	350,380
Nippon Denko Co., Ltd. *	167,592	242,673
Nippon Densetsu Kogyo Co., Ltd.	50,159	1,109,471
Nippon Flour Mills Co., Ltd.	76,310	1,155,965
Nippon Gas Co., Ltd.	52,610	2,087,601
Nippon Holdings Co., Ltd.	75,271	1,524,494
Nippon Kanzai Co., Ltd.	29,536	508,556
Nippon Koei Co., Ltd.	18,892	577,799
Nippon Light Metal Holdings Co., Ltd.	861,673	1,479,645
Nippon Parking Development Co., Ltd.	218,795	286,352
Nippon Seiki Co., Ltd.	64,323	672,873
Nippon Sharyo Ltd. *	8,200	212,278
Nippon Sheet Glass Co., Ltd. *	127,139	482,664
Nippon Signal Company Ltd.	83,600	941,261
Nippon Soda Co., Ltd.	39,713	1,102,535
Nippon Steel Trading Corp.	20,520	710,443
Nippon Suisan Kaisha Ltd.	384,377	1,780,332
Nippon Thompson Co., Ltd.	94,857	358,350
Nippon Yakin Kogyo Co., Ltd.	19,494	311,405
Nishimatsu Construction Co., Ltd.	72,537	1,419,297
Nishimatsuya Chain Co., Ltd.	64,083	549,614
Nishio Rent All Co., Ltd.	22,362	491,929
Nissei ASB Machine Co., Ltd.	11,813	376,643
Nissha Co., Ltd.	58,340	516,063
Nissin Corp.	14,200	210,229
Nissin Electric Co., Ltd.	63,190	658,089
Nissin Kogyo Co., Ltd.	57,015	1,169,566
Nissin Sugar Co., Ltd.	16,320	295,846
Nitta Corp.	27,525	570,760
Nittetsu Mining Co., Ltd.	8,957	380,777
Nitto Boseki Co., Ltd.	41,032	2,247,077
Nitto Kogyo Corp.	38,925	690,450
Nitto Kohki Co., Ltd.	15,378	282,481
Nohmi Bosai Ltd.	31,363	586,300
Nojima Corp.	46,267	1,077,495
Nomura Co., Ltd.	111,295	1,008,251
Noritake Co., Ltd.	18,095	616,407
Noritsu Koki Co., Ltd.	30,762	412,597
Noritz Corp.	48,082	562,783
North Pacific Bank Ltd.	400,280	754,229
NS United Kaiun Kaisha Ltd.	12,798	168,684
NSD Co., Ltd.	101,435	1,585,525
Obara Group, Inc.	16,437	488,220
Ohsho Food Service Corp.	15,359	895,294
Oiles Corp.	40,572	534,759
Okabe Co., Ltd.	55,558	421,835
Okamoto Industries, Inc.	21,064	747,852
Okamura Corp.	115,020	941,640
Security	Number of Shares	Value ($)
Okasan Securities Group, Inc.	231,296	751,414
Oki Electric Industry Co., Ltd.	120,644	1,193,730
Okumura Corp.	51,795	1,249,984
Okuwa Co., Ltd.	38,294	541,700
Onoken Co., Ltd.	22,636	271,880
Onward Holdings Co., Ltd.	184,030	632,024
OPT Holding, Inc.	24,365	345,794
Optex Group Co., Ltd.	48,936	660,898
Optim Corp. *	28,453	732,882
Optorun Co., Ltd.	13,342	350,222
Organo Corp.	9,342	525,479
Osaka Soda Co., Ltd.	28,000	680,930
Osaka Steel Co., Ltd.	14,200	171,083
OSAKA Titanium Technologies Co., Ltd.	31,878	306,249
Osaki Electric Co., Ltd.	86,111	414,030
OSJB Holdings Corp.	149,020	343,036
Outsourcing, Inc.	144,010	846,135
Oyo Corp.	29,980	373,724
Pacific Industrial Co., Ltd.	66,962	613,464
Pacific Metals Co., Ltd.	21,844	342,659
PAL GROUP Holdings Co., Ltd.	31,772	408,744
Paramount Bed Holdings Co., Ltd.	28,969	1,125,310
Pasona Group, Inc.	26,352	313,088
PC Depot Corp.	49,348	288,571
PIA Corp. (b)	9,994	352,042
Piolax, Inc.	32,879	523,085
Plenus Co., Ltd.	34,173	594,741
Poletowin Pitcrew Holdings, Inc.	41,506	369,850
Press Kogyo Co., Ltd.	123,033	303,771
Pressance Corp.	44,864	538,443
Prestige International, Inc.	124,802	1,102,812
Prima Meat Packers Ltd.	42,155	1,032,599
Proto Corp.	32,052	343,324
Qol Holdings Co., Ltd.	32,354	387,101
Raito Kogyo Co., Ltd.	63,373	859,993
Raiznext Corp.	64,259	764,654
Raksul, Inc. *	17,796	480,022
Relia, Inc.	59,460	676,089
RENOVA, Inc. *	65,808	575,404
Restar Holdings Corp.	35,879	692,037
Rheon Automatic Machinery Co., Ltd.	40,365	489,318
Ricoh Leasing Co., Ltd.	18,931	550,877
Riken Corp.	12,564	329,800
Riken Keiki Co., Ltd.	24,726	556,785
Riken Technos Corp.	74,671	300,805
Riken Vitamin Co., Ltd.	22,628	474,677
Ringer Hut Co., Ltd.	31,950	723,905
Riso Kagaku Corp.	34,583	423,721
Riso Kyoiku Co., Ltd.	124,186	351,573
Rock Field Co., Ltd.	27,054	350,056
Rokko Butter Co., Ltd.	18,724	276,685
Roland DG Corp.	17,046	198,884
Rorze Corp.	14,200	642,549
Round One Corp.	109,975	936,066
Royal Holdings Co., Ltd.	37,659	690,715
RPA Holdings, Inc. *	38,888	331,000
RS Technologies Co., Ltd.	11,700	374,126
Ryobi Ltd.	36,564	475,483
Ryoden Corp.	17,602	230,859
Ryosan Co., Ltd.	33,420	756,902
Ryoyo Electro Corp.	29,912	741,865
S Foods, Inc.	26,213	621,170
S-Pool, Inc.	83,418	584,588
Sagami Holdings Corp. *	26,384	316,897
Saibu Gas Co., Ltd.	34,676	845,536
Saizeriya Co., Ltd.	36,517	777,556
Sakai Chemical Industry Co., Ltd.	20,014	369,684
Sakai Moving Service Co., Ltd.	12,600	714,587
Sakata INX Corp.	62,317	620,654

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sakata Seed Corp.	46,094	1,583,031
SAMTY Co., Ltd.	45,436	619,112
San ju San Financial Group, Inc.	33,317	476,863
San-A Co., Ltd.	26,147	1,042,385
San-Ai Oil Co., Ltd.	79,838	818,129
Sangetsu Corp.	84,412	1,249,707
Sanken Electric Co., Ltd.	33,148	766,741
Sanki Engineering Co., Ltd.	75,365	960,469
Sankyo Seiko Co., Ltd.	51,371	214,095
Sankyo Tateyama, Inc.	38,548	344,207
Sanoh Industrial Co., Ltd.	31,000	234,223
Sanshin Electronics Co., Ltd.	28,013	430,069
Sanyo Chemical Industries Ltd.	14,773	677,390
Sanyo Denki Co., Ltd.	13,452	611,823
Sanyo Electric Railway Co., Ltd.	24,449	508,338
Sanyo Special Steel Co., Ltd.	30,424	277,596
Sato Holdings Corp.	32,377	746,803
SB Technology Corp.	13,196	342,103
SBS Holdings, Inc.	23,998	535,269
Seikagaku Corp.	52,822	562,369
Seiko Holdings Corp.	38,585	653,261
Seiren Co., Ltd.	61,238	759,400
Sekisui Jushi Corp.	37,976	835,060
Sekisui Plastics Co., Ltd.	34,928	196,143
Senko Group Holdings Co., Ltd.	157,023	1,253,444
Senshu Ikeda Holdings, Inc.	392,882	616,300
Shibaura Machine Co., Ltd.	36,071	794,510
Shibuya Corp.	29,754	850,627
Shikoku Chemicals Corp.	47,271	502,832
Shima Seiki Manufacturing Ltd.	40,212	609,143
Shimachu Co., Ltd.	59,558	1,618,102
Shin Nippon Air Technologies Co., Ltd.	19,488	458,914
Shin-Etsu Polymer Co., Ltd.	50,738	447,404
Shindengen Electric Manufacturing Co., Ltd.	10,695	263,863
Shinko Electric Industries Co., Ltd.	93,472	1,186,891
Shinko Shoji Co., Ltd.	44,778	376,562
Shinmaywa Industries Ltd.	78,991	782,321
Shinnihon Corp.	44,314	310,138
Shinwa Co., Ltd.	14,700	263,204
Shizuoka Gas Co., Ltd.	81,423	748,213
Shoei Co., Ltd.	37,750	864,429
Shoei Foods Corp.	18,670	762,501
Showa Corp.	73,147	1,526,965
Showa Sangyo Co., Ltd.	36,975	1,130,855
Siix Corp.	47,788	470,184
Sinanen Holdings Co., Ltd.	13,300	337,021
Sinfonia Technology Co., Ltd.	39,107	396,025
Sinko Industries Ltd.	27,217	387,280
Sintokogio Ltd.	76,111	557,401
Sodick Co., Ltd.	53,987	414,918
Solasto Corp.	65,870	763,037
Sourcenext Corp.	124,226	378,207
Sparx Group Co., Ltd.	135,402	279,011
SRA Holdings	11,500	265,471
ST Corp.	17,340	266,695
St Marc Holdings Co., Ltd.	18,403	319,428
Star Micronics Co., Ltd.	47,199	564,276
Starts Corp., Inc.	42,405	862,388
Starzen Co., Ltd.	10,948	470,499
Stella Chemifa Corp.	16,362	402,614
Strike Co., Ltd.	19,828	883,412
Studio Alice Co., Ltd.	12,138	184,546
Sumida Corp.	30,728	209,921
Sumitomo Densetsu Co., Ltd.	19,988	464,380
Sumitomo Mitsui Construction Co., Ltd.	208,494	876,668
Sumitomo Riko Co., Ltd.	50,962	299,902
Sumitomo Seika Chemicals Co., Ltd.	12,218	344,760
Sun Frontier Fudousan Co., Ltd.	39,384	344,361
Security	Number of Shares	Value ($)
Suruga Bank Ltd.	277,414	1,006,812
SWCC Showa Holdings Co., Ltd.	32,600	350,404
Systena Corp.	99,412	1,421,028
T Hasegawa Co., Ltd.	29,970	663,187
T-Gaia Corp.	30,301	644,074
Tachi-S Co., Ltd.	38,476	319,279
Tachibana Eletech Co., Ltd.	25,520	418,799
Taihei Dengyo Kaisha Ltd.	21,562	474,130
Taikisha Ltd.	41,215	1,287,311
Taiko Pharmaceutical Co., Ltd.	37,309	778,144
Taiyo Holdings Co., Ltd.	24,552	1,153,136
Takamatsu Construction Group Co., Ltd.	20,680	491,974
Takara Leben Co., Ltd.	160,548	558,830
Takara Standard Co., Ltd.	68,233	996,879
Takasago International Corp.	20,594	472,916
Takasago Thermal Engineering Co., Ltd.	97,457	1,655,417
Takeuchi Manufacturing Co., Ltd.	50,336	831,185
Taki Chemical Co., Ltd.	6,596	440,815
Takuma Co., Ltd.	104,867	1,367,598
Tama Home Co., Ltd. *(b)	20,032	242,463
Tamron Co., Ltd.	24,279	457,703
Tamura Corp.	113,654	478,943
Tanseisha Co., Ltd.	43,014	300,641
Tatsuta Electric Wire & Cable Co., Ltd.	42,100	245,406
Tayca Corp.	23,680	346,183
TechMatrix Corp.	16,760	509,482
Teikoku Electric Manufacturing Co., Ltd.	26,100	317,362
Teikoku Sen-I Co., Ltd.	31,004	659,017
Tekken Corp.	18,217	375,889
Tenma Corp.	21,218	359,427
The Aichi Bank Ltd.	13,000	364,413
The Akita Bank Ltd.	23,741	342,226
The Aomori Bank Ltd.	26,898	545,026
The Awa Bank Ltd.	53,132	1,220,110
The Bank of Iwate Ltd.	23,445	540,561
The Bank of Nagoya Ltd.	24,242	531,036
The Bank of Okinawa Ltd.	31,239	959,772
The Bank of Saga Ltd.	16,032	165,923
The Chukyo Bank Ltd.	16,440	326,404
The Ehime Bank Ltd.	50,012	553,342
The Fukui Bank Ltd.	32,897	505,051
The Hokkoku Bank Ltd.	33,964	871,050
The Hyakugo Bank Ltd.	300,478	889,706
The Hyakujushi Bank Ltd.	38,119	695,260
The Japan Wool Textile Co., Ltd.	103,175	963,420
The Juroku Bank Ltd.	51,047	994,548
The Keiyo Bank Ltd.	167,334	804,558
The Kiyo Bank Ltd.	92,147	1,430,081
The Michinoku Bank Ltd.	22,626	253,698
The Miyazaki Bank Ltd.	21,307	462,589
The Musashino Bank Ltd.	47,830	673,487
The Nanto Bank Ltd.	46,532	972,233
The Nippon Road Co., Ltd.	8,124	535,391
The Nisshin Oillio Group Ltd.	32,676	1,043,351
The Ogaki Kyoritsu Bank Ltd.	55,200	1,165,126
The Oita Bank Ltd.	21,595	506,125
The Okinawa Electric Power Co., Inc.	64,482	1,207,822
The Pack Corp.	16,678	482,994
The San-In Godo Bank Ltd.	219,012	1,079,458
The Shibusawa Warehouse Co., Ltd.	15,951	314,475
The Shikoku Bank Ltd.	50,451	387,742
The Shimizu Bank Ltd.	15,096	259,505
The Sumitomo Warehouse Co., Ltd.	81,790	1,017,298
The Tochigi Bank Ltd.	194,300	299,381
The Toho Bank Ltd.	284,656	623,556
The Towa Bank Ltd.	48,969	321,809
The Yamagata Bank Ltd.	47,506	593,081
The Yamanashi Chuo Bank Ltd.	42,169	363,624
TKC Corp.	20,728	1,085,125

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Toa Corp. Hyogo	30,344	214,620
Toa Corp. Tokyo	23,872	364,500
Toagosei Co., Ltd.	182,111	1,742,762
TOC Co., Ltd.	71,190	462,552
Tocalo Co., Ltd.	76,159	746,497
Toei Co., Ltd.	9,778	1,333,260
Toenec Corp.	10,084	365,040
Toho Holdings Co., Ltd.	79,603	1,589,326
Toho Titanium Co., Ltd.	47,198	294,399
Toho Zinc Co., Ltd. *	28,752	399,782
Tokai Corp.	25,228	644,194
TOKAI Holdings Corp.	167,822	1,567,076
Tokai Tokyo Financial Holdings, Inc.	307,196	718,554
Token Corp.	10,323	708,098
Tokushu Tokai Paper Co., Ltd.	13,688	550,137
Tokyo Dome Corp.	128,114	1,070,243
Tokyo Electron Device Ltd.	8,948	234,549
Tokyo Kiraboshi Financial Group, Inc.	38,089	382,534
Tokyo Ohka Kogyo Co., Ltd.	54,651	2,531,290
Tokyo Seimitsu Co., Ltd.	56,102	1,814,781
Tokyo Steel Manufacturing Co., Ltd.	133,917	867,629
Tokyotokeiba Co., Ltd.	22,536	741,543
Tokyu Construction Co., Ltd.	96,389	526,075
TOMONY Holdings, Inc.	206,382	664,729
Tomy Co., Ltd.	133,030	1,137,241
Tonami Holdings Co., Ltd.	9,782	548,413
Toppan Forms Co., Ltd.	58,178	605,351
Topre Corp.	60,133	722,813
Topy Industries Ltd.	24,392	301,122
Toridoll Holdings Corp.	61,482	696,798
Torii Pharmaceutical Co., Ltd.	17,937	540,266
Torishima Pump Manufacturing Co., Ltd.	31,096	241,587
Tosei Corp.	40,526	402,871
Tosho Co., Ltd.	22,044	290,141
Totetsu Kogyo Co., Ltd.	42,990	1,148,023
Towa Corp.	38,000	394,691
Towa Pharmaceutical Co., Ltd.	36,768	773,686
Toyo Construction Co., Ltd.	131,266	522,700
Toyo Corp.	31,293	303,824
Toyo Ink SC Holdings Co., Ltd.	54,016	1,043,368
Toyo Kanetsu KK	9,700	191,596
Toyo Tanso Co., Ltd.	19,692	297,203
TPR Co., Ltd.	38,245	521,482
Trancom Co., Ltd.	8,652	540,474
Transcosmos, Inc.	37,646	885,809
Tri Chemical Laboratories, Inc.	9,248	917,632
Trusco Nakayama Corp.	56,828	1,310,259
TSI Holdings Co., Ltd.	120,079	514,935
Tsubaki Nakashima Co., Ltd.	55,500	489,395
Tsubakimoto Chain Co.	46,360	1,198,428
Tsugami Corp.	69,924	650,984
Tsukishima Kikai Co., Ltd.	50,196	599,640
Tsukui Corp.	67,482	315,064
Tsurumi Manufacturing Co., Ltd.	29,286	533,338
UACJ Corp.	40,833	754,236
Uchida Yoko Co., Ltd.	12,706	665,168
Union Tool Co.	13,930	363,329
Unipres Corp.	50,170	486,170
United Arrows Ltd.	43,719	751,138
United Super Markets Holdings, Inc.	79,403	831,360
Unitika Ltd. *	81,848	268,939
Unizo Holdings Co., Ltd. *	900	49,956
V Technology Co., Ltd.	12,984	493,521
Valor Holdings Co., Ltd.	57,934	1,137,331
Valqua Ltd.	20,889	403,490
ValueCommerce Co., Ltd.	22,054	551,478
Vector, Inc. *	36,232	286,870
Vision, Inc./Tokyo Japan *	34,752	274,506
Vital KSK Holdings, Inc.	56,508	559,127
Security	Number of Shares	Value ($)
VT Holdings Co., Ltd.	121,673	431,420
W-Scope Corp.	40,600	174,482
Wacom Co., Ltd.	205,703	927,940
Wakita & Co., Ltd.	63,750	610,665
Warabeya Nichiyo Holdings Co., Ltd.	17,574	286,280
WATAMI Co., Ltd.	25,071	244,811
WDB Holdings Co., Ltd.	11,100	278,080
Weathernews, Inc.	8,200	287,325
World Co., Ltd.	24,360	354,315
World Holdings Co., Ltd.	10,800	180,944
Xebio Holdings Co., Ltd.	29,688	257,102
Yahagi Construction Co., Ltd.	31,000	221,850
YAKUODO Holdings Co., Ltd.	14,648	366,013
YAMABIKO Corp.	49,669	452,270
Yamashin-Filter Corp.	49,162	454,498
Yamazen Corp.	95,409	828,912
Yellow Hat Ltd.	42,136	600,742
Yodogawa Steel Works Ltd.	40,953	653,819
Yokogawa Bridge Holdings Corp.	45,017	910,912
Yokohama Reito Co., Ltd.	60,214	513,078
Yokowo Co., Ltd.	27,504	723,501
Yondoshi Holdings, Inc.	28,367	517,391
Yonex Co., Ltd.	54,228	262,243
Yorozu Corp.	28,033	301,836
Yoshinoya Holdings Co., Ltd. (b)	94,406	2,165,287
Yuasa Trading Co., Ltd.	22,904	670,739
Yurtec Corp.	54,146	317,131
Yushin Precision Equipment Co., Ltd.	27,869	180,301
Zenrin Co., Ltd.	44,912	568,617
ZERIA Pharmaceutical Co., Ltd.	53,432	1,053,910
ZIGExN Co., Ltd.	79,014	277,963
Zojirushi Corp.	65,283	1,027,101
Zuken, Inc.	19,554	472,265
		479,948,210

Netherlands 1.6%
Accell Group N.V. *	31,079	755,370
AMG Advanced Metallurgical Group N.V. (b)	46,472	778,757
APERAM S.A.	68,998	1,899,560
Arcadis N.V. *	106,976	1,832,518
B&S Group Sarl	36,776	239,310
Basic-Fit N.V *	54,199	1,374,572
BE Semiconductor Industries N.V.	104,278	3,980,900
Brunel International N.V. *	30,754	195,677
Corbion N.V. *	84,858	3,119,647
Eurocommercial Properties N.V.	72,137	916,359
Flow Traders	41,514	1,455,533
ForFarmers N.V.	49,875	317,337
Fugro N.V. CVA *(b)	118,190	446,730
IMCD N.V.	77,678	7,328,879
Intertrust N.V.	130,454	2,063,470
Koninklijke BAM Groep N.V. *	358,981	608,552
NIBC Holding N.V.	60,492	482,457
NSI N.V.	27,253	1,035,252
PostNL N.V.	673,430	1,001,907
SBM Offshore N.V.	236,539	3,233,672
Sligro Food Group N.V.	47,847	819,628
TKH Group N.V.	60,236	2,126,691
TomTom N.V. *	96,664	819,872
Vastned Retail N.V.	24,905	497,547
Wereldhave N.V. (b)	60,315	510,901
		37,841,098

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
New Zealand 1.0%
Argosy Property Ltd.	1,188,826	846,607
Chorus Ltd.	651,332	3,065,363
EBOS Group Ltd.	136,895	1,864,989
Freightways Ltd.	213,638	904,900
Genesis Energy Ltd.	745,159	1,315,103
Goodman Property Trust	1,604,751	2,186,232
Heartland Group Holdings Ltd.	622,644	458,831
Infratil Ltd.	702,737	2,084,463
Kathmandu Holdings Ltd.	800,368	515,453
Metlifecare Ltd.	242,866	630,154
Oceania Healthcare Ltd.	522,140	287,768
Precinct Properties New Zealand Ltd.	1,552,388	1,523,686
Pushpay Holdings Ltd. *	261,238	1,239,171
Restaurant Brands New Zealand Ltd. *	42,199	334,486
Scales Corp., Ltd.	152,297	464,005
SKY Network Television Ltd. *	2,235,440	207,644
Summerset Group Holdings Ltd.	328,248	1,219,605
Synlait Milk Ltd. *	150,337	605,125
The New Zealand Refining Co., Ltd.	262,725	113,885
Tourism Holdings Ltd. (b)	206,734	225,315
Vector Ltd.	353,285	805,080
Vista Group International Ltd.	251,523	233,633
Vital Healthcare Property Trust	542,823	825,231
Z Energy Ltd.	510,948	892,261
		22,848,990

Norway 1.9%
Aker Solutions A.S.A. *	210,446	142,027
Atea A.S.A. *	117,180	1,239,292
Austevoll Seafood A.S.A. *(b)	125,465	956,462
Bakkafrost P/F	74,433	4,632,847
Borr Drilling Ltd. *(b)	109,993	67,896
Borregaard A.S.A.	143,543	1,556,502
BW LPG Ltd.	114,204	379,264
BW Offshore Ltd. *	131,553	433,631
DNO A.S.A. (b)	1,187,222	614,610
Elkem A.S.A.	348,631	633,767
Entra A.S.A.	242,967	3,289,502
Frontline Ltd.	128,923	1,156,575
Grieg Seafood A.S.A.	81,235	830,724
Kongsberg Gruppen A.S.A.	111,680	1,640,706
NEL A.S.A. *(b)	1,825,451	2,809,499
Nordic Semiconductor A.S.A. *	215,377	1,411,451
Norway Royal Salmon A.S.A.	21,666	534,955
Norwegian Air Shuttle A.S.A. *(b)	81,379	31,479
Norwegian Finans Holding A.S.A. *	231,449	1,645,358
Ocean Yield A.S.A.	67,627	151,324
PGS A.S.A. *	435,911	141,714
Sbanken A.S.A. *	118,246	785,861
Scatec Solar A.S.A.	132,418	2,238,266
SpareBank 1 Oestlandet	50,952	479,109
SpareBank 1 SMN	191,205	1,538,272
SpareBank 1 SR-Bank A.S.A.	256,178	1,901,539
Stolt-Nielsen Ltd.	35,983	307,257
Storebrand A.S.A.	669,404	3,437,185
TGS Nopec Geophysical Co. A.S.A. (b)	175,780	2,504,645
Tomra Systems A.S.A.	159,589	5,731,652
Veidekke A.S.A. *	161,734	1,647,265
Wallenius Wilhelmsen A.S.A.	148,370	220,720
		45,091,356

Poland 0.5%
Alior Bank S.A. *	133,386	476,854
AmRest Holdings SE *	106,837	701,717
Asseco Poland S.A.	82,885	1,511,065
Security	Number of Shares	Value ($)
Bank Handlowy w Warszawie S.A.	51,118	471,707
Bank Millennium S.A. *	891,323	553,376
CCC S.A.	42,347	511,967
Ciech S.A. *	35,791	337,870
Enea S.A. *	313,537	458,458
Energa S.A. *	109,378	215,795
Eurocash S.A. *	116,714	533,407
Grupa Azoty S.A. *	66,260	514,631
Jastrzebska Spolka Weglowa S.A.	73,027	301,559
Kernel Holding S.A.	74,815	770,720
KRUK S.A.	24,045	600,194
Orange Polska S.A. *	950,951	1,548,424
PLAY Communications S.A.	183,855	1,305,838
Tauron Polska Energia S.A. *	1,412,908	435,778
Warsaw Stock Exchange	39,040	398,278
		11,647,638

Portugal 0.3%
Altri, SGPS, S.A.	103,720	477,413
Banco Comercial Portugues S.A.	11,061,875	1,212,010
Corticeira Amorim SGPS S.A.	56,570	580,174
CTT-Correios de Portugal S.A. *	224,200	511,247
NOS, SGPS S.A. *	323,010	1,330,129
REN - Redes Energeticas Nacionais, SGPS, S.A.	559,955	1,507,335
Semapa-Sociedade de Investimento e Gestao	49,743	458,699
Sonae, SGPS, S.A.	1,342,263	1,001,847
The Navigator Co. S.A. *	362,410	897,360
		7,976,214

Republic of Korea 5.3%
ABLBio, Inc. *	34,583	511,017
Able C&C Co., Ltd. *	27,743	206,093
Advanced Process Systems Corp.	19,256	390,267
AfreecaTV Co., Ltd.	9,746	463,514
Ahnlab, Inc.	8,469	378,163
Alteogen, Inc. *	13,233	2,582,596
Amicogen, Inc. *	25,538	584,604
Ananti, Inc. *	68,070	568,876
Aprogen pharmaceuticals, Inc. *	168,928	272,806
Asiana Airlines, Inc. *	137,914	450,452
BH Co., Ltd. *	34,193	481,786
Binggrae Co., Ltd.	7,494	381,825
Bukwang Pharmaceutical Co., Ltd.	51,471	1,097,206
Cafe24 Corp. *	8,375	383,433
Celltrion Pharm, Inc. *	28,121	2,082,196
Chabiotech Co., Ltd. *	58,842	962,130
Chong Kun Dang Pharmaceutical Corp.	10,392	792,123
Chongkundang Holdings Corp.	4,201	405,361
CJ CGV Co., Ltd. *	17,193	321,384
CMG Pharmaceutical Co., Ltd. *	149,987	493,518
Com2uSCorp	14,329	1,226,431
Cosmax, Inc.	9,306	664,258
CrystalGenomics, Inc. *	46,054	461,116
Cuckoo Homesys Co., Ltd.	8,044	262,731
CUROCOM Co., Ltd. *	191,160	321,057
Daea TI Co., Ltd.	88,694	418,959
Daeduck Electronics Co.	25,654	138,374
Daeduck Electronics Co., Ltd. / New *	44,343	331,557
Daesang Corp.	28,593	579,502
Daewoong Co., Ltd.	34,060	474,412
Daewoong Pharmaceutical Co., Ltd.	6,104	505,196
Daishin Securities Co., Ltd.	61,509	491,695
Daou Technology, Inc.	32,476	479,883
Dawonsys Co., Ltd.	28,577	364,582
DB HiTek Co., Ltd.	51,870	1,197,854

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Dentium Co., Ltd. *	9,212	303,856
DIO Corp. *	18,861	415,766
Dong-A Socio Holdings Co., Ltd.	4,857	352,573
Dong-A ST Co., Ltd.	6,738	472,250
Dongjin Semichem Co., Ltd.	42,118	608,755
DongKook Pharmaceutical Co., Ltd.	7,013	545,887
Dongkuk Steel Mill Co., Ltd. *	85,123	293,148
Dongsung Pharmaceutical Co., Ltd. *	27,537	286,832
Dongwon F&B Co., Ltd.	1,868	295,634
Dongwon Industries Co., Ltd.	2,224	405,849
DoubleUGames Co., Ltd.	12,974	701,892
Duk San Neolux Co., Ltd. *	17,434	448,361
Duzone Bizon Co., Ltd.	26,608	2,578,190
Ecopro BM Co., Ltd.	11,696	1,132,343
Ecopro Co., Ltd.	29,762	586,372
Enzychem Lifesciences Corp. *	8,837	531,597
Eo Technics Co., Ltd.	12,736	903,948
Eutilex Co., Ltd. *	6,330	331,719
F&F Co., Ltd.	9,423	757,066
Feelux Co., Ltd. *	85,138	337,541
Foosung Co., Ltd.	76,885	496,032
G-treeBNT Co., Ltd. *	28,731	596,218
GemVax & Kael Co., Ltd. *	47,005	861,572
Genexine Co., Ltd. *	25,342	1,536,747
Grand Korea Leisure Co., Ltd.	26,152	314,639
Green Cross Cell Corp.	8,250	278,786
Green Cross Corp.	7,996	913,589
Green Cross Holdings Corp.	38,959	673,198
GS Home Shopping, Inc.	5,477	527,600
Halla Holdings Corp.	9,003	230,809
Hana Tour Service, Inc.	12,349	404,836
Hanall Biopharma Co., Ltd. *	54,225	1,175,616
Handsome Co., Ltd.	18,686	456,419
Hanjin Kal Corp.	43,333	3,019,612
Hanjin Transportation Co., Ltd.	16,769	727,115
Hankook Technology Group Co., Ltd.	36,645	298,853
Hansae Co., Ltd.	32,558	349,648
Hansol Chemical Co., Ltd.	11,741	924,339
Hansol Paper Co., Ltd.	25,752	300,469
Hansol Technics Co., Ltd. *	33,815	198,775
Hanwha Investment & Securities Co., Ltd. *	145,184	201,636
Harim Holdings Co., Ltd.	41,291	236,720
HDC Holdings Co., Ltd.	50,141	384,626
HLB Life Science Co., Ltd. *	48,668	727,004
HMM Co., Ltd. *	426,050	1,625,489
HS Industries Co., Ltd.	58,909	402,414
Huchems Fine Chemical Corp.	30,864	421,173
Hugel, Inc. *	2,992	892,200
Huons Co., Ltd.	7,790	305,700
Hyosung Advanced Materials Corp. *	4,382	294,386
Hyosung Chemical Corp.	3,487	316,757
Hyosung Corp.	12,899	700,959
Hyosung TNC Co., Ltd.	4,925	522,942
Hyundai Bioscience Co., Ltd. *	44,492	393,385
Hyundai Construction Equipment Co., Ltd. *	16,662	261,006
Hyundai Electric & Energy System Co., Ltd. *	33,138	221,286
Hyundai Elevator Co., Ltd.	23,378	1,194,903
Hyundai Greenfood Co., Ltd.	74,652	500,312
Hyundai Home Shopping Network Corp.	8,439	456,549
Hyundai Rotem Co., Ltd. *	70,610	897,983
i-SENS, Inc.	12,351	245,335
ICD Co., Ltd.	17,796	218,418
Iljin Materials Co., Ltd.	23,953	902,263
Ilyang Pharmaceutical Co., Ltd.	18,727	725,823
iMarketKorea, Inc.	45,559	393,622
InBody Co., Ltd.	14,272	203,976
Innocean Worldwide, Inc.	18,642	778,224
Security	Number of Shares	Value ($)
Innox Advanced Materials Co., Ltd. *	8,986	270,643
Inscobee, Inc. *	137,940	265,644
Insun ENT Co., Ltd. *	39,412	272,410
iNtRON Biotechnology, Inc. *	34,880	421,055
IS Dongseo Co., Ltd.	19,131	475,784
JB Financial Group Co., Ltd.	200,457	768,841
Jeil Pharmaceutical Co., Ltd.	9,579	295,464
Jusung Engineering Co., Ltd.	44,862	195,611
JW Holdings Corp.	51,189	219,066
JW Pharmaceutical Corp.	20,196	565,054
JYP Entertainment Corp.	38,225	705,270
KC Tech Co., Ltd.	12,795	210,245
KEPCO Engineering & Construction Co., Inc.	16,846	225,121
KH Vatec Co., Ltd. *	21,515	361,348
KIWOOM Securities Co., Ltd.	16,685	1,062,979
KMW Co., Ltd. *	42,233	1,988,117
Koh Young Technology, Inc.	17,291	1,302,637
Kolmar Korea Co., Ltd.	20,569	719,155
Kolon Industries, Inc.	25,820	692,175
Komipharm International Co., Ltd. *	52,772	788,310
Korea Electric Terminal Co., Ltd.	9,126	259,753
Korea Line Corp. *	17,045	238,103
Korea PetroChemical Ind Co., Ltd.	4,121	432,581
Korea Real Estate Investment & Trust Co., Ltd.	269,868	404,219
Korean Reinsurance Co.	133,803	798,421
Kuk-il Paper Manufacturing Co., Ltd. *	122,539	600,599
Kumho Industrial Co., Ltd.	36,412	203,163
Kumho Tire Co., Inc. *	197,643	469,990
Kwang Dong Pharmaceutical Co., Ltd.	50,722	295,293
L&F Co., Ltd.	22,263	424,245
LEENO Industrial, Inc.	13,264	1,035,673
LegoChem Biosciences, Inc. *	10,588	440,294
LF Corp.	23,637	258,615
LG Hausys Ltd.	8,890	489,562
LG Innotek Co., Ltd.	21,085	2,511,234
LG International Corp.	34,996	442,236
LIG Nex1 Co., Ltd.	16,027	463,941
Lock&Lock Co., Ltd. *	23,824	234,691
Lotte Confectionery Co., Ltd.	1,752	171,175
LOTTE Himart Co., Ltd.	15,285	339,406
Lotte Tour Development Co., Ltd. *	43,010	475,786
LS Electric Co., Ltd.	22,840	840,052
Maeil Dairies Co., Ltd.	4,556	297,614
Mcnex Co., Ltd.	15,540	401,534
Medipost Co., Ltd. *	20,162	459,097
Meritz Financial Group, Inc.	38,679	313,879
Meritz Fire & Marine Insurance Co., Ltd.	84,039	987,337
Meritz Securities Co., Ltd.	414,411	1,099,229
Mezzion Pharma Co., Ltd. *	7,201	1,048,359
Mirae Asset Life Insurance Co., Ltd.	102,875	253,356
Modetour Network, Inc.	18,916	187,106
Naturecell Co., Ltd. *	68,000	544,132
Neowiz *	16,925	300,658
NEPES Corp.	23,794	625,374
Nexen Tire Corp.	46,113	219,311
NICE Holdings Co., Ltd.	30,141	530,561
NICE Information Service Co., Ltd.	50,921	748,324
NKMax Co., Ltd. *	36,823	401,397
OptoElectronics Solutions Co., Ltd.	10,554	366,870
Orion Holdings Corp.	27,364	310,440
Oscotec, Inc. *	31,326	552,685
Osstem Implant Co., Ltd. *	14,390	362,524
Pan Ocean Co., Ltd. *	264,862	764,570
Partron Co., Ltd.	58,556	404,258
Pearl Abyss Corp. *	9,027	1,490,590
Peptron, Inc. *	19,728	261,245
Pharmicell Co., Ltd. *	77,737	1,512,747

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Poongsan Corp.	26,974	431,253
Posco ICT Co., Ltd.	69,748	268,359
S&T Motiv Co., Ltd.	14,716	475,304
Sam Chun Dang Pharm Co., Ltd.	18,261	612,657
Samsung Pharmaceutical Co., Ltd. *	109,757	345,636
Samwha Capacitor Co., Ltd.	10,814	468,902
Samyang Holdings Corp.	7,375	344,200
Sangsangin Co., Ltd.	55,350	341,007
Sebang Global Battery Co., Ltd.	9,944	230,444
Seegene, Inc.	20,876	1,970,531
Seoul Semiconductor Co., Ltd.	50,674	568,750
SFA Engineering Corp.	25,293	722,978
SFA Semicon Co., Ltd. *	112,119	500,640
Shinsegae International, Inc.	3,318	522,435
Silicon Works Co., Ltd.	13,935	415,760
SK Chemicals Co., Ltd.	13,222	981,147
SK Discovery Co., Ltd.	13,864	317,368
SK Gas Ltd.	6,135	377,477
SK Materials Co., Ltd.	6,662	871,985
SK Securities Co., Ltd.	583,721	300,710
SKCKOLONPI, Inc.	20,213	514,118
SL Corp. (a)	19,326	215,349
SM Entertainment Co., Ltd. *	22,499	472,344
Songwon Industrial Co., Ltd.	28,100	327,865
Soulbrain Co., Ltd.	13,251	863,463
ST Pharm Co., Ltd. *	12,469	371,518
STCUBE *	29,292	250,713
Studio Dragon Corp. *	8,370	514,994
Taekwang Industrial Co., Ltd.	753	449,933
Taeyoung Engineering & Construction Co., Ltd.	55,264	691,665
Telcon RF Pharmaceutical, Inc. *	95,065	338,517
TES Co., Ltd.	20,175	367,351
Tongyang, Inc.	290,740	335,709
Toptec Co., Ltd.	25,767	480,615
Vieworks Co., Ltd.	10,424	281,548
Webzen, Inc. *	23,662	350,598
Wemade Co., Ltd.	11,260	284,580
WONIK IPS Co., Ltd. *	51,760	1,358,311
YG Entertainment, Inc. *	14,902	356,170
Young Poong Corp.	670	275,909
Youngone Corp.	43,251	1,070,405
Youngone Holdings Co., Ltd.	7,633	256,704
Yuanta Securities Korea Co., Ltd. *	112,317	241,693
Yungjin Pharmaceutical Co., Ltd. *	120,189	511,443
Yuyang DNU Co., Ltd. *(a)	64,139	58,129
		123,110,844

Singapore 1.3%
Accordia Golf Trust	1,107,126	473,901
AIMS APAC REIT	793,363	712,870
ARA LOGOS Logistics Trust	1,482,382	540,135
Ascendas India Trust	1,218,206	1,223,894
Asian Pay Television Trust	1,637,879	146,012
Best World International Ltd. (a)	321,868	—
CapitaLand Retail China Trust	1,064,680	979,259
CDL Hospitality Trusts	1,080,212	726,052
China Hongxing Sports Ltd. *(a)	884,000	—
Cromwell European Real Estate Investment Trust	1,001,279	506,766
Eagle Hospitality Trust *(a)	940,343	118,521
ESR-REIT	3,314,947	879,514
Far East Hospitality Trust	1,300,930	455,611
First Real Estate Investment Trust	794,428	497,431
First Resources Ltd.	733,809	706,085
Frasers Centrepoint Trust	1,021,393	1,756,039
Frasers Hospitality Trust	1,062,248	353,231
Frasers Logistics & Commercial Trust	3,776,755	2,966,038
Security	Number of Shares	Value ($)
Keppel DC REIT	1,773,216	3,224,257
Keppel Infrastructure Trust	5,152,719	1,950,407
Keppel Pacific Oak US REIT	1,236,649	908,937
Lippo Malls Indonesia Retail Trust	2,967,163	285,506
Manulife US Real Estate Investment Trust	2,045,145	1,697,470
NetLink NBN Trust	4,302,478	3,135,384
OUE Commercial Real Estate Investment Trust	2,976,423	810,756
Parkway Life Real Estate Investment Trust	590,952	1,450,830
Raffles Medical Group Ltd.	1,322,251	870,025
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	1,320,118	308,221
Sheng Siong Group Ltd.	657,100	729,904
Silverlake Axis Ltd.	1,085,185	180,429
Soilbuild Business Space REIT	1,392,593	384,259
SPH REIT	1,060,639	622,846
Starhill Global REIT	2,015,520	691,614
Thomson Medical Group Ltd. *	9,085,990	366,422
Yoma Strategic Holdings Ltd. *	1,693,325	305,503
		30,964,129

Spain 1.7%
Acerinox S.A.	245,912	1,951,435
Aedas Homes S.A. *	30,409	500,617
Almirall S.A. *	99,219	1,307,840
Applus Services S.A.	208,653	1,651,356
Atresmedia Corp de Medios de Comunicaion S.A.	118,388	317,370
Bolsas y Mercados Espanoles SHMSF S.A.	112,188	4,108,162
Cia de Distribucion Integral Logista Holdings S.A.	92,943	1,714,125
Cie Automotive S.A.	79,301	1,429,891
Construcciones y Auxiliar de Ferrocarriles S.A.	29,270	1,010,941
Distribuidora Internacional de Alimentacion S.A. *	2,609,151	332,892
Ebro Foods S.A.	112,199	2,348,821
Ence Energia y Celulosa S.A.	181,363	557,203
Euskaltel S.A.	137,673	1,085,766
Faes Farma S.A.	398,196	1,610,062
Fluidra S.A. *	90,046	1,111,805
Gestamp Automocion S.A.	221,149	652,871
Global Dominion Access S.A. *	164,111	563,163
Indra Sistemas S.A. *	185,441	1,433,613
Lar Espana Real Estate Socimi S.A.	91,008	448,967
Let's GOWEX S.A. *(a)	5,361	—
Liberbank S.A. *	2,192,158	380,885
Masmovil Ibercom S.A. *	123,161	2,564,604
Mediaset Espana Comunicacion S.A. *	223,678	795,688
Melia Hotels International S.A.	162,868	808,363
Metrovacesa S.A. *	74,564	480,230
Neinor Homes S.A. *	106,068	960,395
Pharma Mar S.A. *	242,757	1,667,439
Promotora de Informaciones S.A., Class A *	569,337	355,916
Prosegur Cash S.A.	550,835	488,339
Prosegur Cia de Seguridad S.A.	376,039	844,103
Sacyr S.A.	505,070	988,793
Tecnicas Reunidas S.A. *	42,633	663,919
Unicaja Banco S.A. *	1,132,617	617,586
Viscofan S.A.	57,027	3,755,290
		39,508,450

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sweden 5.8%
AAK AB *	249,168	4,533,165
Adapteo Oyj *	69,912	550,783
AddTech AB, B Shares	67,975	2,501,514
AF Poyry AB *	139,244	2,971,651
Arjo AB, B Shares	323,386	1,823,228
Atrium Ljungberg AB, B Shares	66,976	1,009,794
Attendo AB *	150,826	649,210
Avanza Bank Holding AB	177,883	2,610,163
Axfood AB	153,076	3,429,373
Beijer Ref AB	93,220	2,761,458
Betsson AB *	181,254	1,255,721
Bilia AB, A Shares	110,934	905,177
BillerudKorsnas AB	253,724	3,457,663
Bonava AB, B Shares	126,289	573,361
Bravida Holding AB *	291,534	2,813,703
Bure Equity AB	72,247	1,485,082
Catena AB	37,475	1,468,227
Clas Ohlson AB, B Shares	58,609	612,951
Cloetta AB, B Shares *	309,306	777,013
Collector AB *(b)	146,925	214,030
Concentric AB *	52,587	681,182
Dios Fastigheter AB	127,398	860,966
Dometic Group AB *	427,987	3,746,224
Evolution Gaming Group AB	181,337	10,701,142
Fabege AB	386,927	4,683,376
Getinge AB, B Shares	326,742	6,027,746
Hansa Biopharma AB *(b)	47,785	637,245
Hexpol AB	374,633	2,798,307
Holmen AB, B Shares *	141,287	4,635,386
Indutrade AB *	136,420	5,202,829
Intrum AB (b)	107,771	1,774,757
Investment AB Oresund	43,186	479,623
JM AB	100,382	1,965,892
Klovern AB, B Shares	772,616	1,222,293
Kungsleden AB	281,191	2,039,141
Lifco AB, B Shares	66,407	4,057,741
Lindab International AB	97,984	989,895
Loomis AB, B Shares *	109,928	2,759,186
Mekonomen AB *	60,103	398,842
Modern Times Group MTG AB, B Shares *	93,864	1,068,364
Munters Group AB *	150,819	733,410
Mycronic AB	100,359	1,762,451
NCC AB, B Shares	137,078	2,167,143
NetEnt AB *	271,864	1,270,076
NetEnt AB - Redemption Shares *(a)	271,864	28,865
Nobia AB *	170,521	766,212
Nolato AB, B Shares *	24,898	1,681,306
Nordic Entertainment Group AB, B Shreas	95,634	2,873,584
Nyfosa AB *	234,043	1,524,528
Pandox AB *	136,393	1,595,875
Peab AB *	293,138	2,384,109
Ratos AB, B Shares *	274,298	722,852
Resurs Holding AB	205,819	869,749
Sagax AB, Class D	150,348	478,899
Samhallsbyggnadsbolaget i Norden AB	1,356,446	2,713,367
SAS AB *(b)	273,647	268,756
Scandic Hotels Group AB (b)	105,366	467,630
Sectra AB *	37,270	2,097,299
SkiStar AB	61,014	671,142
SSAB AB, A Shares *	323,432	800,480
SSAB AB, B Shares *	903,839	2,200,495
Sweco AB, B Shares	98,154	4,116,520
Thule Group AB	152,987	3,505,348
Vitrolife AB	90,772	1,860,092
Security	Number of Shares	Value ($)
Wallenstam AB, B Shares	241,237	2,779,066
Wihlborgs Fastigheter AB	191,830	3,081,631
		136,554,289

Switzerland 5.2%
Allreal Holding AG	20,581	3,988,948
Alpiq Holding AG *(a)	4,379	319,069
ALSO Holding AG *	3,821	892,906
ams AG *	369,767	5,561,708
APG SGA S.A. *	1,372	259,919
Arbonia AG *	61,956	557,843
Aryzta AG *	1,366,869	711,392
Ascom Holding AG *	50,769	365,165
Autoneum Holding AG *(b)	4,245	411,598
Bachem Holding AG, Class B	8,210	2,089,461
Basilea Pharmaceutica AG *(b)	15,201	768,990
Belimo Holding AG	676	5,087,415
Bell Food Group AG	2,894	692,849
Berner Kantonalbank AG	6,562	1,540,263
BKW AG	25,759	2,053,856
Bobst Group S.A.	11,135	669,931
Bossard Holding AG, Class A	3,740	516,990
Bucher Industries AG	9,256	2,663,015
Burckhardt Compression Holding AG	4,561	936,223
Cembra Money Bank AG	41,132	4,065,248
Comet Holding AG	10,582	1,295,350
Conzzeta AG	1,849	1,628,244
COSMO Pharmaceuticals N.V. *(b)	10,323	861,772
Daetwyler Holding AG	10,768	1,990,628
dormakaba Holding AG *	4,523	2,544,688
EFG International AG *	111,801	731,996
Emmi AG	2,858	2,469,179
Forbo Holding AG	1,360	1,942,250
Galenica AG *	70,200	5,188,092
GAM Holding AG *	232,061	575,382
Hiag Immobilien Holding AG *	4,102	397,092
Huber & Suhner AG	24,397	1,676,072
Idorsia Ltd. *	128,201	3,899,275
Implenia AG	20,683	843,940
Inficon Holding AG	2,756	2,045,413
Interroll Holding AG	813	1,777,142
Intershop Holding AG	1,651	931,448
Kardex AG	8,344	1,434,817
Komax Holding AG *(b)	5,120	802,615
Landis & Gyr Group AG *	37,319	2,455,044
LEM Holding S.A.	684	961,174
Leonteq AG *	15,371	550,393
Liechtensteinische Landesbank AG	15,957	989,942
Medacta Group S.A. *	8,622	733,233
Mobimo Holding AG *	9,643	2,745,249
Rieter Holding AG	5,885	528,651
Schweiter Technologies AG	1,306	1,503,524
SFS Group AG	24,518	2,212,668
Siegfried Holding AG *	5,995	2,488,608
SIG Combibloc Group AG *	370,881	6,200,009
St. Galler Kantonalbank AG	4,143	1,839,273
Stadler Rail AG *(b)	57,293	2,423,636
Sunrise Communications Group AG *	49,410	4,153,073
Swissquote Group Holding S.A.	12,606	839,788
Tecan Group AG	17,395	6,076,571
u-blox Holding AG *	9,794	653,477
Valiant Holding AG	22,735	2,030,460
Valora Holding AG *	4,636	945,827
VAT Group AG *	37,305	6,725,540
Vetropack Holding AG *	14,322	894,473
Vontobel Holding AG	40,783	2,481,281
VP Bank AG	3,394	459,976
VZ Holding AG	19,484	1,448,067

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Ypsomed Holding AG *	5,311	777,273
Zehnder Group AG	14,113	545,011
		120,850,405

United Kingdom 12.3%
888 Holdings plc	398,755	757,219
AA plc	890,921	275,361
AG Barr plc	119,834	719,272
Aggreko plc	351,746	2,042,990
Airtel Africa plc	1,148,187	482,631
AJ Bell plc	410,808	2,018,831
AO World plc *	421,269	711,433
Ascential plc	573,728	1,940,645
Assura plc	3,446,659	3,366,273
Aston Martin Lagonda Global Holdings plc *(b)	438,902	299,252
Bakkavor Group plc	209,073	201,612
Balfour Beatty plc	1,008,178	3,123,505
Bank of Georgia Group plc *	50,915	582,253
Beazley plc	886,387	4,210,219
Big Yellow Group plc	221,742	2,741,397
Bodycote plc	270,530	2,023,461
Brewin Dolphin Holdings plc	430,825	1,491,361
Britvic plc	381,143	3,385,624
C&C Group plc	455,160	1,082,663
Cairn Energy plc *	881,197	1,363,959
Capita plc *	2,443,774	1,022,085
Capital & Counties Properties plc	1,070,419	2,163,692
Card Factory plc	467,388	211,775
Centamin plc	1,634,978	3,359,440
Chemring Group plc	409,727	1,091,606
Clarkson plc	35,756	1,014,508
Close Brothers Group plc	217,722	2,901,650
CMC Markets plc	168,964	414,438
Coats Group plc	2,085,352	1,389,607
Computacenter plc	105,243	2,086,996
Countryside Properties plc	646,950	2,325,889
Cranswick plc	75,302	3,433,376
Crest Nicholson Holdings plc	353,721	1,159,734
Daily Mail & General Trust plc N.V., Class A	210,100	1,859,786
Dechra Pharmaceuticals plc	145,150	4,992,271
Devro plc	246,653	503,146
Dignity plc *	72,006	210,090
Diploma plc	164,834	3,729,253
Dixons Carphone plc	1,441,759	1,343,074
Domino's Pizza Group plc	670,488	2,980,812
Drax Group plc	585,052	1,521,823
Dunelm Group plc	150,205	1,979,546
Electrocomponents plc	649,459	5,102,597
Elementis plc	854,516	703,060
Energean plc *(b)	142,403	948,925
Equiniti Group plc	491,170	810,050
Essentra plc	370,493	1,332,898
Ferrexpo plc	426,822	928,189
Finablr plc *(a)	225,475	9,527
Firstgroup plc *	1,779,624	1,222,183
Frasers Group plc *	265,070	1,004,747
Future plc	144,250	2,461,041
Galliford Try Holdings plc	152,860	221,372
Games Workshop Group plc	46,939	4,619,244
Genus plc	95,225	4,106,307
Georgia Capital plc *	71,733	407,944
GoCo Group plc	419,508	405,056
Grafton Group plc	316,834	2,448,137
Grainger plc	919,883	3,263,912
Great Portland Estates plc	366,604	2,950,544
Greencore Group plc	646,653	1,081,666
Greggs plc	144,321	3,297,277
Security	Number of Shares	Value ($)
Halfords Group plc	280,661	635,670
Hammerson plc (b)	1,122,358	1,021,253
Hastings Group Holdings plc	455,632	1,036,468
Hays plc	1,991,144	2,774,282
Helical plc	140,759	591,669
Hill & Smith Holdings plc	115,856	1,827,651
Hochschild Mining plc	383,483	949,148
Hunting plc	203,190	419,762
Ibstock plc	567,049	1,287,816
IG Group Holdings plc	529,270	5,005,675
Indivior plc *	1,123,181	857,454
IntegraFin Holdings plc	374,626	2,477,854
International Personal Finance plc	324,170	169,927
Intu Properties plc *(b)	1,273,090	80,191
IWG plc	962,967	3,521,547
J.D. Wetherspoon plc	102,142	1,435,783
John Laing Group plc	727,635	3,171,903
Jupiter Fund Management plc	606,110	1,874,834
Just Group plc *	1,551,711	1,007,150
Kainos Group plc	79,916	825,969
Keller Group plc	104,537	823,253
Lancashire Holdings Ltd.	288,598	2,424,414
LondonMetric Property plc	1,174,859	3,047,300
Man Group plc	2,168,613	3,817,825
Marshalls plc	285,967	2,298,017
Marston's plc	914,763	702,302
McCarthy & Stone plc *	784,844	692,796
Mediclinic International plc	564,800	1,890,895
Metro Bank plc *(b)	218,042	191,391
Mitchells & Butlers plc *	310,796	695,469
Mitie Group plc	530,217	462,133
Moneysupermarket.com Group plc	761,434	3,225,103
Morgan Advanced Materials plc	404,940	1,066,336
National Express Group plc	623,478	1,671,107
NCC Group plc	409,737	777,060
Network International Holdings plc *	658,427	3,781,907
NewRiver REIT plc	456,244	301,205
OneSavings Bank plc	553,832	1,900,735
Pagegroup plc	458,589	2,115,871
Paragon Banking Group plc	368,967	1,615,697
Petrofac Ltd.	377,836	798,773
Pets at Home Group plc	692,574	1,953,916
Playtech plc	443,392	1,450,994
Plus500 Ltd.	153,405	2,515,769
Polypipe Group plc	288,820	1,542,535
Premier Oil plc *(b)	1,267,663	418,289
Primary Health Properties plc	1,757,121	3,345,387
Provident Financial plc	360,885	874,478
PZ Cussons plc	275,659	601,848
QinetiQ Group plc	828,848	3,022,880
Rank Group plc	314,537	556,851
Rathbone Brothers plc	80,368	1,432,756
RDI REIT plc	370,709	314,857
Redde Northgate plc	349,405	822,470
Redrow plc	347,523	2,013,306
Renewi plc	880,810	254,813
Rhi Magnesita N.V.	42,955	1,285,148
Rotork plc	1,271,482	4,178,199
Royal Mail plc	1,341,772	2,896,323
RPS Group plc	443,379	234,060
Safestore Holdings plc	301,234	2,480,288
Saga plc	1,870,904	480,179
Sanne Group plc	197,969	1,652,057
Savills plc	194,901	2,079,452
Schroder Real Estate Investment Trust Ltd.	789,660	364,632
Senior plc	612,521	469,501
Serco Group plc *	1,743,708	2,733,487
Shaftesbury plc	323,366	2,506,605
SIG plc	862,227	311,264

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Signature Aviation plc	1,190,436	3,429,146
Sirius Real Estate Ltd.	1,357,219	1,332,277
Softcat plc	182,388	2,584,073
Spectris plc	169,387	5,369,354
Spire Healthcare Group plc	409,121	480,507
Spirent Communications plc	882,482	2,711,167
SSP Group plc	774,009	2,669,772
ST Modwen Properties plc	257,810	1,072,528
Stagecoach Group plc	576,297	482,346
Stobart Group Ltd. (b)	475,967	304,811
Superdry plc	100,605	164,925
Synthomer plc	498,628	1,951,693
TalkTalk Telecom Group plc	953,761	1,068,886
TBC Bank Group plc	56,700	581,815
Telecom Plus plc	82,648	1,483,621
The Go-Ahead Group plc	63,582	856,810
The Restaurant Group plc	687,503	518,476
The Unite Group plc	421,941	4,530,493
TI Fluid Systems plc	331,895	785,356
TP ICAP plc	822,010	3,455,254
Trainline plc *	676,429	4,077,649
Tritax Big Box REIT plc	2,519,672	4,323,719
Tullow Oil plc	2,001,984	552,679
UDG Healthcare plc	362,201	3,282,295
Ultra Electronics Holdings plc	102,528	2,503,419
Vectura Group plc	948,866	1,071,025
Vesuvius plc	309,276	1,407,842
Victrex plc	119,957	3,022,412
Vistry Group plc	312,174	2,950,517
Watches of Switzerland Group plc *	175,630	603,625
WH Smith plc	160,251	2,105,998
William Hill plc	1,272,953	2,101,746
Wizz Air Holdings plc *	46,250	1,875,467
Workspace Group plc	190,202	1,720,099
		287,334,975
Total Common Stock
(Cost $2,490,668,689)		2,316,953,882

Preferred Stock 0.3% of net assets

Germany 0.2%
Draegerwerk AG & Co. KGaA *	10,878	862,740
Jungheinrich AG *	74,263	1,442,308
Schaeffler AG	117,449	901,446
Sixt SE	24,783	1,354,935
		4,561,429

Italy 0.0%
Danieli & C Officine Meccaniche S.p.A. - RSP	60,943	431,822

Sweden 0.1%
Klovern AB	21,428	680,265
Total Preferred Stock
(Cost $7,194,974)		5,673,516

Rights 0.0% of net assets

Singapore 0.0%
Asian Pay Television Trust expires 06/18/20 *(a)	409,469	—

Security	Number of Shares	Value ($)
Sweden 0.0%
Collector AB *(a)	21,425	31,211
Scandic Hotels Group AB expires 06/17/20 *(a)	105,366	209,032
		240,243
Total Rights
(Cost $378,463)		240,243

Warrants 0.0% of net assets

Singapore 0.0%
Ezion Holdings Ltd. *(a)	802,298	—
Total Warrants
(Cost $—)		—

Other Investment Companies 2.5% of net assets

United Kingdom 0.1%
BMO Commercial Property Trust Ltd. *	727,719	720,643
Picton Property Income Ltd. *	817,281	704,252
UK Commercial Property REIT Ltd.	936,102	716,371
		2,141,266

United States 2.4%
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.13% (c)	729,836	729,836
Securities Lending Collateral 2.4%
Wells Fargo Government Money Market Fund, Select Class 0.12% (c)	56,228,192	56,228,192
		56,958,028
Total Other Investment Companies
(Cost $60,065,651)		59,099,294

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 06/19/20	140	12,079,200	742,680
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $52,339,779.
(c)	The rate shown is the 7-day yield.

CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,402,676,882	$—	$—	$1,402,676,882
Australia	147,033,491	—	44,819*	147,078,310
Hong Kong	28,858,390	—	17,208*	28,875,598
Republic of Korea	122,837,366	—	273,478	123,110,844
Singapore	30,845,608	—	118,521*	30,964,129
Spain	39,508,450	—	—*	39,508,450
Sweden	136,525,424	—	28,865	136,554,289
Switzerland	120,531,336	—	319,069	120,850,405
United Kingdom	287,325,448	—	9,527	287,334,975
Preferred Stock[1]	5,673,516	—	—	5,673,516
Rights[1]
Singapore	—	—	—*	—
Sweden	—	—	240,243	240,243
Warrants[1]
Singapore	—	—	—*	—
Other Investment Companies[1]	59,099,294	—	—	59,099,294
Futures Contracts[2]	742,680	—	—	742,680
Total	$2,381,657,885	$—	$1,051,730	$2,382,709,615
*	Level 3 amount shown includes securities determined to have no value at May 31, 2020.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Emerging Markets Equity ETF™

Portfolio Holdings as of May 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 98.0% of net assets

Brazil 4.9%
Aliansce Sonae Shopping Centers S.A. *	129,455	607,338
Ambev S.A.	5,160,870	11,859,045
Atacadao S.A.	397,436	1,353,058
B2W Cia Digital *	237,419	4,005,142
B3 S.A. - Brasil Bolsa Balcao	2,372,449	19,897,452
Banco Bradesco S.A.	1,368,182	4,484,108
Banco BTG Pactual S.A.	285,225	2,564,930
Banco do Brasil S.A.	1,001,561	5,687,272
Banco Santander Brasil S.A.	487,029	2,286,690
BB Seguridade Participacoes S.A.	818,175	3,808,338
BR Malls Participacoes S.A.	912,643	1,648,474
BRF S.A. *	694,888	2,959,393
CCR S.A.	1,383,158	3,743,702
Centrais Eletricas Brasileiras S.A.	580,152	3,058,267
Cia Brasileira de Distribuicao	197,258	2,287,439
Cia de Locacao das Americas	214,010	582,793
Cia de Saneamento Basico do Estado de Sao Paulo	422,363	4,224,330
Cia de Saneamento do Parana	228,750	1,156,996
Cia Energetica de Minas Gerais	675	1,392
Cia Paranaense de Energia	53,899	591,479
Cielo S.A.	1,413,685	1,064,604
Cogna Educacao	1,935,747	1,874,764
Companhia Siderurgica Nacional S.A.	793,683	1,508,131
Cosan Logistica S.A. *	125,314	416,706
Cosan S.A.	193,082	2,341,045
CPFL Energia S.A.	228,377	1,356,108
CVC Brasil Operadora e Agencia de Viagens S.A.	145,656	386,192
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	271,365	846,907
Duratex S.A.	314,110	622,309
EDP - Energias do Brasil S.A.	383,161	1,246,608
Embraer S.A. *	915,119	1,204,747
Energisa S.A.	240,459	2,103,037
Eneva S.A. *	64,625	454,425
Engie Brasil Energia S.A.	209,264	1,634,086
Equatorial Energia S.A.	1,066,301	3,936,465
Fleury S.A.	274,317	1,179,375
Grendene S.A.	351,980	470,508
Guararapes Confeccoes S.A.	78,000	191,155
Hapvida Participacoes e Investimentos S.A.	173,433	1,751,861
Hypera S.A.	499,445	2,962,957
IRB Brasil Resseguros S.A.	1,017,788	1,555,420
Itau Unibanco Holding S.A.	529,605	2,139,444
Itau Unibanco Holding S.A. ADR	5,798,490	24,643,582
JBS S.A.	1,181,022	4,777,495
Klabin S.A.	685,995	2,489,544
Localiza Rent a Car S.A.	703,657	4,985,495
Lojas Americanas S.A.	160,927	693,950
Lojas Renner S.A.	940,545	6,675,997
M Dias Branco S.A.	111,361	740,821
Security	Number of Shares	Value ($)
Magazine Luiza S.A.	760,075	9,005,694
Multiplan Empreendimentos Imobiliarios S.A.	288,498	1,099,045
Natura & Co. Holding S.A.	785,405	5,376,693
Neoenergia S.A.	220,040	751,550
Notre Dame Intermedica Participacoes S.A.	532,688	6,110,449
Odontoprev S.A.	293,277	727,374
Petrobras Distribuidora S.A.	838,750	3,341,966
Petroleo Brasileiro S.A.	4,483,038	17,202,134
Porto Seguro S.A.	122,901	1,070,357
Qualicorp Consultoria e Corretora de Seguros S.A.	254,700	1,112,387
Raia Drogasil S.A.	271,690	5,474,720
Rumo S.A. *	1,377,730	5,715,280
Sao Martinho S.A.	184,516	660,114
Sul America S.A.	271,878	2,245,167
Suzano S.A. *	966,520	6,737,576
Tim Participacoes S.A.	973,418	2,441,117
TOTVS S.A.	547,515	2,027,311
Transmissora Alianca de Energia Eletrica S.A.	302,800	1,591,190
Ultrapar Participacoes S.A.	1,068,528	3,368,231
Vale S.A.	4,129,347	40,296,697
Via Varejo S.A. *	505,423	1,153,955
WEG S.A.	874,093	6,732,211
YDUQS Participacoes S.A.	308,452	1,617,483
		278,920,077

Chile 0.7%
AES Gener S.A.	3,439,904	469,847
Aguas Andinas S.A., A Shares	3,329,560	972,155
Banco de Chile	54,499,284	4,603,200
Banco de Credito e Inversiones S.A.	51,205	1,723,368
Banco Santander Chile	75,351,083	3,050,727
Cencosud S.A.	1,639,778	1,904,114
Cencosud Shopping S.A.	463,975	792,307
Cia Cervecerias Unidas S.A.	183,036	1,315,713
Colbun S.A.	8,755,857	1,423,642
Empresa Nacional de Telecomunicaciones S.A.	188,100	1,191,393
Empresas CMPC S.A.	1,391,309	2,816,485
Empresas COPEC S.A.	593,049	3,719,445
Enel Americas S.A.	42,778,979	6,189,457
Enel Chile S.A.	33,154,629	2,470,127
Engie Energia Chile S.A.	644,578	756,491
Falabella S.A.	874,135	2,024,667
Itau CorpBanca Chile S.A.	201,472,258	465,398
Latam Airlines Group S.A. *	205,813	219,820
Parque Arauco S.A.	773,491	1,296,837
Plaza S.A.	312,375	434,501
		37,839,694

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
China 43.0%
360 Security Technology, Inc., A Shares	94,800	235,538
3SBio, Inc. *	1,520,455	1,804,694
51job, Inc. ADR *	29,976	1,933,152
58.com, Inc. ADR *	116,806	5,607,856
A-Living Services Co., Ltd., H Shares	391,145	2,094,248
AECC Aviation Power Co., Ltd., A Shares	132,300	444,127
Agile Group Holdings Ltd.	1,861,026	1,913,608
Agricultural Bank of China Ltd., A Shares	8,058,700	3,824,514
Agricultural Bank of China Ltd., H Shares	36,492,883	14,736,515
Aier Eye Hospital Group Co., Ltd., A Shares	247,260	1,351,540
Air China Ltd., H Shares	2,361,072	1,413,414
Aisino Corp., A Shares	196,000	436,364
Alibaba Group Holding Ltd. ADR *	2,126,618	441,039,307
Alibaba Health Information Technology Ltd. *	4,595,596	10,767,130
Alibaba Pictures Group Ltd. *	15,564,809	1,887,617
Aluminum Corp. of China Ltd., H Shares *	6,298,396	1,162,006
Angang Steel Co., Ltd., H Shares	2,101,145	506,921
Angel Yeast Co., Ltd., A Shares	50,500	298,029
Anhui Conch Cement Co., Ltd., A Shares	225,200	1,785,455
Anhui Conch Cement Co., Ltd., H Shares	1,453,367	10,884,783
Anhui Expressway Co., Ltd., H Shares	538,088	243,670
Anhui Gujing Distillery Co., Ltd., A Shares	58,500	1,222,880
ANTA Sports Products Ltd.	1,441,834	12,853,919
Anxin Trust Co., Ltd., A Shares *(a)	443,600	142,414
Asymchem Laboratories Tianjin Co., Ltd., A Shares	19,300	586,069
Autohome, Inc. ADR	67,893	5,223,009
Avary Holding Shenzhen Co., Ltd., A Shares	52,700	309,026
AVIC Aircraft Co., Ltd., A Shares	189,100	453,996
Avic Capital Co., Ltd., A Shares	810,300	428,664
AVIC Electromechanical Systems Co., Ltd., A Shares	383,600	429,423
AVIC Jonhon Optronic Technology Co., Ltd., A Shares	81,200	396,355
AVIC Shenyang Aircraft Co., Ltd., A Shares *	94,200	441,797
AviChina Industry & Technology Co., Ltd., H Shares	3,285,891	1,496,477
AVICOPTER plc, A Shares	96,700	560,693
BAIC Motor Corp., Ltd., H Shares	2,852,075	1,148,042
Baidu, Inc. ADR *	334,696	35,661,859
Bank of Beijing Co., Ltd., A Shares	1,628,900	1,109,549
Bank of Changsha Co., Ltd., A Shares	406,300	440,656
Bank of China Ltd., A Shares	4,675,600	2,251,587
Bank of China Ltd., H Shares	91,675,567	33,472,049
Bank of Communications Co., Ltd., A Shares	1,774,900	1,265,981
Bank of Communications Co., Ltd., H Shares	9,334,580	5,660,241
Bank of Jiangsu Co., Ltd., A Shares	631,400	521,745
Bank of Nanjing Co., Ltd., A Shares	733,900	809,275
Bank of Ningbo Co., Ltd., A Shares	371,000	1,326,221
Bank of Shanghai Co., Ltd., A Shares	1,027,570	1,161,793
Baoshan Iron & Steel Co., Ltd., A Shares	1,418,200	968,007
BBMG Corp., A Shares	1,085,100	477,104
BBMG Corp., H Shares	1,923,608	399,563
Beijing Capital International Airport Co., Ltd., H Shares	2,156,068	1,343,544
Beijing Dabeinong Technology Group Co., Ltd., A Shares	268,200	309,223
Beijing Enlight Media Co., Ltd., A Shares	315,500	513,048
Beijing Enterprises Holdings Ltd.	612,782	2,035,755
Beijing Enterprises Water Group Ltd. *	7,047,311	2,663,994
Security	Number of Shares	Value ($)
Beijing Jingneng Clean Energy Co., Ltd., H Shares	2,232,639	475,275
Beijing Kunlun Tech Co., Ltd., A Shares *	97,600	302,573
Beijing New Building Materials plc, A Shares	107,600	347,993
Beijing North Star Co., Ltd., H Shares	1,348,292	328,767
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., A Shares	97,100	522,488
Beijing Originwater Technology Co., Ltd., A Shares	266,200	295,026
Beijing Shiji Information Technology Co., Ltd., A Shares	60,800	251,968
Beijing Shunxin Agriculture Co., Ltd., A Shares	44,800	342,682
Beijing Tiantan Biological Products Corp., Ltd., A Shares	68,300	367,040
Beijing Tongrentang Co., Ltd., A Shares	141,900	496,359
Bilibili, Inc. ADR *	63,139	2,047,598
BOE Technology Group Co., Ltd., A Shares	2,186,100	1,132,078
BOE Technology Group Co., Ltd., B Shares	925,200	310,350
Bosideng International Holdings Ltd.	3,247,122	833,670
Brilliance China Automotive Holdings Ltd.	3,384,550	2,960,553
BYD Co., Ltd., A Shares	74,100	593,797
BYD Co., Ltd., H Shares (b)	880,365	4,940,766
BYD Electronic International Co., Ltd.	955,746	1,829,863
CAR, Inc. *(b)	804,138	186,743
Central China Securities Co., Ltd., H Shares	1,825,823	268,538
CGN Power Co., Ltd., H Shares	14,249,899	3,272,458
Changchun High & New Technology Industry Group, Inc., A Shares	11,700	1,087,658
Changjiang Securities Co., Ltd., A Shares	459,800	401,126
Changzhou Xingyu Automotive Lighting Systems Co., Ltd., A Shares	42,100	640,062
Chaozhou Three-Circle Group Co., Ltd., A Shares	113,400	314,833
China Aoyuan Group Ltd.	1,527,658	1,620,094
China Biologic Products Holdings, Inc. *	31,882	3,531,569
China BlueChemical Ltd., H Shares	2,184,561	338,211
China Cinda Asset Management Co., Ltd., H Shares	10,784,640	1,989,683
China CITIC Bank Corp., Ltd., A Shares	1,104,500	773,930
China CITIC Bank Corp., Ltd., H Shares	10,927,816	4,751,224
China Coal Energy Co., Ltd., A Shares	663,600	351,057
China Coal Energy Co., Ltd., H Shares (b)	2,227,777	534,598
China Communications Construction Co., Ltd., A Shares	361,700	387,236
China Communications Construction Co., Ltd., H Shares	5,311,493	3,378,359
China Communications Services Corp., Ltd., H Shares	3,093,595	2,047,496
China Conch Venture Holdings Ltd.	1,911,718	8,583,123
China Construction Bank Corp., A Shares	895,500	796,228
China Construction Bank Corp., H Shares	112,310,743	88,243,120
China CSSC Holdings Ltd., A Shares *	158,600	399,367
China East Education Holdings Ltd.	468,500	919,955
China Eastern Airlines Corp., Ltd., A Shares *	729,400	423,537
China Eastern Airlines Corp., Ltd., H Shares *	1,929,812	652,317
China Enterprise Co., Ltd., A Shares	550,758	314,425
China Everbright Bank Co., Ltd., A Shares	1,825,100	970,608
China Everbright Bank Co., Ltd., H Shares	4,078,611	1,652,282
China Everbright International Ltd.	4,638,767	2,381,924
China Everbright Ltd.	1,064,987	1,492,163
China Evergrande Group	2,569,795	5,384,269
China Film Co., Ltd., A Shares	154,300	284,297
China Foods Ltd.	1,022,102	344,173

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
China Fortune Land Development Co., Ltd., A Shares	204,200	617,371
China Galaxy Securities Co., Ltd., H Shares	4,888,948	2,346,392
China Gas Holdings Ltd.	3,147,736	11,005,502
China Gezhouba Group Co., Ltd., A Shares	541,500	449,726
China Grand Automotive Services Group Co., Ltd., A Shares *	828,900	360,985
China Great Wall Securities Co., Ltd., A Shares	159,700	261,032
China Greatwall Technology Group Co., Ltd., A Shares	200,100	383,486
China Hongqiao Group Ltd.	3,301,688	1,452,555
China Huarong Asset Management Co., Ltd., H Shares	13,206,743	1,346,062
China International Capital Corp., Ltd., H Shares *	1,321,472	2,137,951
China International Marine Containers Group Co., Ltd., H Shares	561,395	433,124
China International Travel Service Corp., Ltd., A Shares	111,500	1,575,493
China Jinmao Holdings Group Ltd.	7,037,669	4,866,715
China Jushi Co., Ltd., A Shares	219,400	270,414
China Lesso Group Holdings Ltd.	1,042,715	1,259,168
China Life Insurance Co., Ltd., A Shares	224,700	802,926
China Life Insurance Co., Ltd., H Shares	9,114,352	17,073,976
China Literature Ltd. *	269,321	1,523,639
China Longyuan Power Group Corp., Ltd., H Shares	4,314,335	2,098,444
China Machinery Engineering Corp., H Shares	1,062,425	252,208
China Medical System Holdings Ltd.	1,560,405	1,777,626
China Merchants Bank Co., Ltd., A Shares	1,242,200	5,864,047
China Merchants Bank Co., Ltd., H Shares	4,560,791	21,359,401
China Merchants Energy Shipping Co., Ltd., A Shares	469,000	387,549
China Merchants Port Holdings Co., Ltd.	1,643,657	1,999,701
China Merchants Securities Co., Ltd., A Shares	335,400	777,147
China Merchants Securities Co., Ltd., H Shares	1,096,209	1,079,096
China Merchants Shekou Industrial Zone Holdings Co., Ltd., A Shares	504,000	1,127,707
China Minsheng Banking Corp., Ltd., A Shares	2,352,800	1,868,657
China Minsheng Banking Corp., Ltd., H Shares	7,278,861	5,061,677
China Mobile Ltd.	6,377,132	44,510,752
China Molybdenum Co., Ltd., H Shares	5,607,195	1,721,729
China National Accord Medicines Corp., Ltd., A Shares	53,800	302,786
China National Building Material Co., Ltd., H Shares	4,658,520	5,228,890
China National Chemical Engineering Co., Ltd., A Shares	346,400	268,834
China National Nuclear Power Co., Ltd., A Shares	1,371,100	771,270
China National Software & Service Co., Ltd., A Shares	30,500	333,856
China Northern Rare Earth Group High-Tech Co., Ltd., A Shares	282,600	400,378
China Oilfield Services Ltd., A Shares	303,029	530,413
China Oilfield Services Ltd., H Shares	1,686,370	1,466,409
China Overseas Land & Investment Ltd.	4,614,720	14,050,754
China Pacific Insurance (Group) Co., Ltd., A Shares	379,200	1,496,856
Security	Number of Shares	Value ($)
China Pacific Insurance (Group) Co., Ltd., H Shares	3,109,313	8,544,493
China Petroleum & Chemical Corp., A Shares	2,328,700	1,345,694
China Petroleum & Chemical Corp., H Shares	30,712,560	14,225,015
China Power International Development Ltd.	5,994,988	1,314,860
China Railway Construction Corp., Ltd., A Shares	794,200	958,911
China Railway Construction Corp., Ltd., H Shares	2,141,016	1,914,236
China Railway Group Ltd., H Shares	4,830,433	2,636,141
China Railway Signal & Communication Corp., Ltd., H shares *	2,037,374	898,957
China Reinsurance Group Corp., H Shares	8,987,937	939,263
China Resources Beer Holdings Co., Ltd.	1,860,768	9,854,796
China Resources Cement Holdings Ltd.	2,750,506	3,452,770
China Resources Gas Group Ltd.	1,053,149	5,740,620
China Resources Land Ltd.	3,340,575	13,166,632
China Resources Pharmaceutical Group Ltd.	1,884,559	1,026,040
China Resources Power Holdings Co., Ltd.	2,344,669	2,716,440
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., A Shares	97,200	367,271
China Satellite Communications Co., Ltd., A Shares *	136,500	354,959
China Shenhua Energy Co., Ltd., A Shares	535,300	1,223,893
China Shenhua Energy Co., Ltd., H Shares	3,975,638	7,262,938
China Shipbuilding Industry Co., Ltd., A Shares	1,351,000	765,621
China South City Holdings Ltd.	3,558,708	325,982
China Southern Airlines Co., Ltd., A Shares	765,700	540,806
China Southern Airlines Co., Ltd., H Shares	1,688,502	692,741
China Spacesat Co., Ltd., A Shares	82,600	371,367
China State Construction Engineering Corp., Ltd., A Shares	2,581,200	1,801,457
China State Construction International Holdings Ltd.	2,226,887	1,373,309
China Taiping Insurance Holdings Co., Ltd.	1,723,800	2,557,567
China Telecom Corp., Ltd., H Shares	16,744,791	5,552,072
China Tower Corp., Ltd., H Shares	56,512,215	11,373,894
China Traditional Chinese Medicine Holdings Co., Ltd.	3,232,265	1,367,801
China TransInfo Technology Co., Ltd., A Shares	104,300	322,616
China Unicom Hong Kong Ltd.	7,300,491	4,229,029
China United Network Communications Ltd., A Shares	1,618,900	1,120,815
China Vanke Co., Ltd., A Shares	595,700	2,136,943
China Vanke Co., Ltd., H Shares	1,846,512	5,991,456
China Yangtze Power Co., Ltd., A Shares	785,200	1,905,953
China Zhongwang Holdings Ltd. (b)	1,758,120	331,164
Chongqing Brewery Co., Ltd., A Shares	44,800	385,830
Chongqing Changan Automobile Co., Ltd., A Shares	363,775	500,659
Chongqing Changan Automobile Co., Ltd., B Shares	1,006,000	480,222
Chongqing Fuling Zhacai Group Co., Ltd., A Shares	76,600	386,838
Chongqing Rural Commercial Bank Co., Ltd., H Shares	3,035,408	1,163,097
Chongqing Zhifei Biological Products Co., Ltd., A Shares	108,300	1,266,790
CIFI Holdings Group Co., Ltd.	4,203,700	3,020,850

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CIMC Enric Holdings Ltd.	985,872	408,289
CITIC Ltd.	6,027,235	5,723,191
Citic Pacific Special Steel Group Co., Ltd., A Shares	369,410	818,310
CITIC Securities Co., Ltd., A Shares	667,700	2,075,553
CITIC Securities Co., Ltd., H Shares	2,583,517	4,633,065
CNOOC Ltd.	19,242,362	21,424,537
Contemporary Amperex Technology Co., Ltd., A Shares	50,600	1,027,863
COSCO Shipping Development Co., Ltd., H Shares	5,996,366	557,010
COSCO Shipping Energy Transportation Co., Ltd., H Shares	1,982,764	979,743
COSCO SHIPPING Holdings Co., Ltd., A Shares *	597,101	263,371
COSCO SHIPPING Holdings Co., Ltd., H Shares *	2,518,429	636,837
COSCO SHIPPING Ports Ltd.	1,917,087	957,183
Country Garden Holdings Co., Ltd.	8,828,884	10,912,232
Country Garden Services Holdings Co., Ltd.	1,534,821	7,187,976
CRRC Corp., Ltd., A Shares	1,436,300	1,170,820
CRRC Corp., Ltd., H Shares	4,891,274	2,284,404
CSC Financial Co., Ltd., A Shares	75,000	334,790
CSC Financial Co., Ltd., H Shares	1,094,996	966,298
CSG Holding Co., Ltd., A Shares	583,046	370,294
CSPC Pharmaceutical Group Ltd.	5,254,941	10,291,576
CSSC Offshore & Marine Engineering Group Co., Ltd., H Shares *	409,292	280,395
Dali Foods Group Co., Ltd.	2,605,507	1,653,863
Daqin Railway Co., Ltd., A Shares	1,132,500	1,078,090
Datang International Power Generation Co., Ltd., A Shares	802,300	232,934
Datang International Power Generation Co., Ltd., H Shares (b)	2,879,730	386,391
Dawning Information Industry Co., Ltd., A Shares	92,120	478,589
Dazhong Transportation Group Co., Ltd., A Shares	923,300	496,176
DHC Software Co., Ltd., A Shares	235,200	354,235
Dongfang Electric Corp., Ltd., H Shares	891,346	433,541
Dongfeng Motor Group Co., Ltd., H Shares	3,578,885	2,244,018
Dongxing Securities Co., Ltd., A Shares	341,900	500,141
East Money Information Co., Ltd., A Shares	515,880	1,026,115
ENN Energy Holdings Ltd.	908,811	10,599,473
Eve Energy Co., Ltd., A Shares *	64,200	581,852
Everbright Securities Co., Ltd., A Shares	381,400	581,880
Everbright Securities Co., Ltd., H Shares	2,925	1,793
Fangda Carbon New Material Co., Ltd., A Shares *	256,700	336,811
Far East Horizon Ltd.	2,361,181	2,086,710
Fiberhome Telecommunication Technologies Co., Ltd., A Shares	99,300	387,403
Focus Media Information Technology Co., Ltd., A Shares	1,109,000	764,699
Foshan Haitian Flavouring & Food Co., Ltd., A Shares	68,160	1,093,155
Fosun International Ltd.	2,548,007	3,270,890
Founder Securities Co., Ltd., A Shares	585,900	565,929
Foxconn Industrial Internet Co., Ltd., A Shares	225,800	422,654
Fujian Sunner Development Co., Ltd., A Shares	88,800	321,649
Fuyao Glass Industry Group Co., Ltd., H Shares	761,463	1,670,090
Security	Number of Shares	Value ($)
G-bits Network Technology Xiamen Co., Ltd., A Shares	5,800	327,071
Ganfeng Lithium Co., Ltd., A Shares	130,600	902,362
Ganfeng Lithium Co., Ltd., H Shares	65,210	233,464
GCL System Integration Technology Co., Ltd., A Shares *	396,200	141,022
GD Power Development Co., Ltd., A Shares	1,270,300	322,708
GDS Holdings Ltd. ADR *	64,593	3,681,801
Geely Automobile Holdings Ltd. (b)	6,060,977	8,288,783
Gemdale Corp., A Shares	317,700	565,405
Genscript Biotech Corp. *	1,103,505	2,420,279
GF Securities Co., Ltd., A Shares	380,900	700,743
GF Securities Co., Ltd., H Shares	1,779,728	1,811,644
Gigadevice Semiconductor Beijing, Inc., A Shares	29,260	789,843
Glodon Co., Ltd., A Shares	94,900	759,550
GoerTek, Inc., A Shares	235,300	697,604
GOME Retail Holdings Ltd. *(b)	13,970,930	1,730,369
Grandjoy Holdings Group Co., Ltd., A Shares	553,800	378,775
Great Wall Motor Co., Ltd., H Shares	4,250,216	2,692,370
Gree Electric Appliances, Inc. of Zhuhai, A Shares	401,000	3,187,089
Greenland Holdings Corp., Ltd., A Shares	317,600	237,174
Greentown China Holdings Ltd.	995,263	991,282
GRG Banking Equipment Co., Ltd., A Shares	250,700	396,126
GSX Techedu, Inc. ADR *(b)	50,483	1,583,147
Guangdong Haid Group Co., Ltd., A Shares	114,800	775,567
Guangdong HEC Technology Holding Co., Ltd., A Shares *	413,700	366,106
Guangdong Investment Ltd.	3,560,232	7,009,307
Guangdong LY Intelligent Manufacturing Co., Ltd., A Shares *	405,700	510,792
Guanghui Energy Co., Ltd., A Shares	609,700	222,972
Guangshen Railway Co., Ltd., H shares	3,215,262	609,784
Guangzhou Automobile Group Co., Ltd., A Shares	329,160	424,992
Guangzhou Automobile Group Co., Ltd., H Shares	3,429,333	2,818,327
Guangzhou Baiyun International Airport Co., Ltd., A Shares	157,000	358,302
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., A Shares	127,400	535,976
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., H Shares	243,066	590,809
Guangzhou Haige Communications Group, Inc. Co., A Shares	272,000	454,080
Guangzhou R&F Properties Co., Ltd., H Shares	1,339,086	1,653,342
Guosen Securities Co., Ltd., A Shares	237,600	354,201
Guotai Junan Securities Co., Ltd., A Shares	502,200	1,098,444
Guotai Junan Securities Co., Ltd., H Shares	778,923	1,023,021
Guoyuan Securities Co., Ltd., A Shares	228,200	253,230
Haidilao International Holding Ltd.	451,011	2,179,120
Haier Electronics Group Co., Ltd.	1,481,005	4,127,172
Haier Smart Home Co., Ltd., A Shares	377,900	872,986
Haitian International Holdings Ltd.	660,445	1,393,998
Haitong Securities Co., Ltd., A Shares	649,100	1,046,468
Haitong Securities Co., Ltd., H Shares	3,799,944	2,872,877
Han's Laser Technology Industry Group Co., Ltd., A Shares	87,400	371,110
Hangzhou Hikvision Digital Technology Co., Ltd., A Shares	601,600	2,306,741

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Hangzhou Robam Appliances Co., Ltd., A Shares	103,600	492,101
Hangzhou Tigermed Consulting Co., Ltd., A Shares	47,300	560,203
Hansoh Pharmaceutical Group Co., Ltd. *	1,145,840	4,974,522
Health & Happiness H&H International Holdings Ltd.	207,139	946,035
Heilongjiang Agriculture Co., Ltd., A Shares	155,900	325,327
Henan Shuanghui Investment & Development Co., Ltd., A Shares	184,100	1,016,582
Hengan International Group Co., Ltd.	866,412	7,075,717
Hengdian Group DMEGC Magnetics Co., Ltd., A Shares	149,300	224,444
Hengli Petrochemical Co., Ltd., A Shares	227,700	442,420
HengTen Networks Group Ltd. *	23,493,643	457,688
Hengtong Optic-electric Co., Ltd., A Shares	125,700	288,098
Hithink RoyalFlush Information Network Co., Ltd., A Shares	30,200	452,271
HLA Corp., Ltd., A Shares	353,000	300,071
Hongfa Technology Co., Ltd., A Shares	76,500	361,240
Hongta Securities Co., Ltd., A Shares *	107,000	291,090
Hopson Development Holdings Ltd.	757,211	811,821
Huaan Securities Co., Ltd., A Shares	362,000	358,756
Huadian Fuxin Energy Corp., Ltd., H Shares (a)	3,635,214	708,189
Huadian Power International Corp., Ltd., A Shares	1,260,100	641,993
Huadian Power International Corp., Ltd., H Shares	938,897	288,295
Huadong Medicine Co., Ltd., A Shares	128,000	404,679
Huagong Tech Co., Ltd., A Shares	115,400	312,976
Hualan Biological Engineering, Inc., A Shares	109,980	632,168
Huaneng Power International, Inc., A Shares	327,500	197,939
Huaneng Power International, Inc., H Shares	5,359,347	1,991,346
Huatai Securities Co., Ltd., A Shares	495,300	1,194,660
Huatai Securities Co., Ltd., H Shares	1,935,401	3,031,321
Huaxia Bank Co., Ltd., A Shares	1,182,500	1,051,412
Huaxin Cement Co., Ltd., B Shares	570,407	982,241
Huayu Automotive Systems Co., Ltd., A Shares	203,900	545,027
Huazhu Group Ltd. ADR	122,386	4,139,095
Hundsun Technologies, Inc., A Shares	65,100	956,936
Iflytek Co., Ltd., A Shares	161,600	720,683
Industrial & Commercial Bank of China Ltd., A Shares	4,483,100	3,203,913
Industrial & Commercial Bank of China Ltd., H Shares	94,357,098	60,867,693
Industrial Bank Co., Ltd., A Shares	1,192,700	2,680,337
Industrial Securities Co., Ltd., A Shares	707,700	562,074
Inner Mongolia BaoTou Steel Union Co., Ltd., A Shares	3,319,800	509,726
Inner Mongolia Yili Industrial Group Co., Ltd., A Shares	384,100	1,525,313
Innovent Biologics, Inc. *	1,415,512	7,724,959
Inspur Electronic Information Industry Co., Ltd., A Shares	77,728	418,031
iQIYI, Inc. ADR *	266,194	4,416,158
Jafron Biomedical Co., Ltd., A Shares	67,450	593,137
JD.com, Inc. ADR *	960,403	52,178,695
Jiangsu Expressway Co., Ltd., A Shares	316,600	444,571
Jiangsu Expressway Co., Ltd., H Shares	1,363,213	1,605,746
Jiangsu Hengli Hydraulic Co., Ltd., A Shares	58,300	598,771
Security	Number of Shares	Value ($)
Jiangsu Hengrui Medicine Co., Ltd., A Shares	301,200	3,308,735
Jiangsu King's Luck Brewery JSC Ltd., A Shares	113,200	579,257
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., A Shares	91,400	1,346,084
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., A Shares	85,000	369,225
Jiangsu Zhongnan Construction Group Co., Ltd., A Shares	248,800	273,311
Jiangsu Zhongtian Technology Co., Ltd., A Shares	347,400	562,497
Jiangxi Bank Co., Ltd., H Shares	1,170,982	518,187
Jiangxi Copper Co., Ltd., H Shares	1,630,472	1,493,530
Jiangxi Zhengbang Technology Co., Ltd., A Shares	139,100	300,754
Jiayuan International Group Ltd.	1,975,892	787,706
Jinke Properties Group Co., Ltd., A Shares	436,204	468,827
Jinxin Fertility Group Ltd.	1,133,095	1,517,420
Jinyu Bio-Technology Co., Ltd., A Shares	138,100	460,320
Jizhong Energy Resources Co., Ltd., A Shares	556,400	231,439
Joincare Pharmaceutical Group Industry Co., Ltd., A Shares	319,600	567,894
Jointown Pharmaceutical Group Co., Ltd., A Shares	197,400	495,966
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd., A Shares	64,000	491,332
Joyoung Co., Ltd., A Shares	100,600	454,822
JOYY, Inc. *	62,848	3,836,870
Kingboard Holdings Ltd.	894,676	2,158,488
Kingboard Laminates Holdings Ltd.	1,324,089	1,153,090
Kingdee International Software Group Co., Ltd. *	2,638,955	4,630,343
Kingsoft Corp., Ltd. *	1,034,071	3,341,953
Kunlun Energy Co., Ltd.	3,632,929	2,226,347
Kweichow Moutai Co., Ltd., A Shares	75,200	14,344,703
KWG Group Holdings Ltd. *	1,592,280	2,222,742
Lao Feng Xiang Co., Ltd., A Shares	99,800	649,434
Laobaixing Pharmacy Chain JSC, A Shares	26,500	312,746
Lee & Man Paper Manufacturing Ltd.	1,860,400	1,000,886
Legend Holdings Corp., H Shares	671,524	812,656
Lens Technology Co., Ltd., A Shares	117,800	268,019
Leo Group Co., Ltd., A Shares *	534,300	305,775
Lepu Medical Technology Beijing Co., Ltd., A Shares	121,200	590,927
Li Ning Co., Ltd.	2,153,008	7,222,063
Livzon Pharmaceutical Group, Inc., H Shares	228,911	919,956
Logan Property Holdings Co., Ltd.	1,191,012	1,773,226
Lomon Billions Group Co., Ltd., A Shares	222,500	485,113
Longfor Group Holdings Ltd.	2,077,927	9,409,784
LONGi Green Energy Technology Co., Ltd., A Shares	207,600	939,158
Luxshare Precision Industry Co., Ltd., A Shares	337,790	2,098,162
Luye Pharma Group Ltd.	2,193,070	1,094,979
Luzhou Laojiao Co., Ltd., A Shares	83,800	997,758
Maanshan Iron & Steel Co., Ltd., A Shares	1,033,900	378,105
Mango Excellent Media Co., Ltd., A Shares *	98,370	727,731
Meinian Onehealth Healthcare Holdings Co., Ltd., A Shares	287,700	471,857
Meitu, Inc. *	2,360,394	438,520
Meituan Dianping, B Shares *	4,133,840	78,239,495
Metallurgical Corp. of China Ltd., A Shares	1,325,900	462,683

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Metallurgical Corp. of China Ltd., H Shares	2,922,322	452,430
Momo, Inc. ADR	126,893	2,461,724
Muyuan Foodstuff Co., Ltd., A Shares	125,700	2,108,803
NanJi E-Commerce Co., Ltd., A Shares *	199,500	524,912
Nanjing Securities Co., Ltd., A Shares	110,100	211,311
NARI Technology Co., Ltd., A Shares	307,500	794,482
NAURA Technology Group Co., Ltd., A Shares	33,000	700,148
NavInfo Co., Ltd., A Shares	124,500	257,369
NetEase, Inc. ADR	85,877	32,882,303
New China Life Insurance Co., Ltd., A Shares	113,800	694,949
New China Life Insurance Co., Ltd., H Shares	1,093,702	3,400,622
New Hope Liuhe Co., Ltd., A Shares	231,500	905,423
New Oriental Education & Technology Group, Inc. ADR *	164,797	19,769,048
Nine Dragons Paper Holdings Ltd.	1,881,389	1,645,700
Ninestar Corp., A Shares	61,400	235,686
Ningbo Joyson Electronic Corp., A Shares *	98,600	271,266
Ningbo Zhoushan Port Co., Ltd., A Shares	632,000	299,936
Ningxia Baofeng Energy Group Co., Ltd., A Shares	422,500	524,867
NIO, Inc. ADR *(b)	905,582	3,604,216
Offshore Oil Engineering Co., Ltd., A Shares	397,200	253,926
OFILM Group Co., Ltd., A Shares *	148,000	292,934
Orient Securities Co., Ltd., H Shares	1,011,117	483,969
Orient Securities Co., Ltd., A Shares	373,100	477,559
Oriental Pearl Group Co., Ltd., A Shares	212,500	296,614
Perfect World Co., Ltd., A Shares	61,300	376,055
PetroChina Co., Ltd., H Shares	26,061,040	8,943,667
PICC Property & Casualty Co., Ltd., H Shares	8,082,209	6,996,726
Pinduoduo, Inc. ADR *	134,597	9,000,501
Ping An Bank Co., Ltd., A Shares	1,023,800	1,857,765
Ping An Healthcare & Technology Co., Ltd. *	436,494	5,749,715
Ping An Insurance Group Co. of China Ltd., A Shares	680,200	6,713,512
Ping An Insurance Group Co. of China Ltd., H Shares	6,559,122	64,736,529
Poly Developments & Holdings Group Co., Ltd., A Shares	688,200	1,379,436
Poly Property Group Co., Ltd.	2,648,653	844,042
Postal Savings Bank of China Co., Ltd., H Shares	11,537,008	7,338,079
Power Construction Corp. of China Ltd., A Shares	965,000	459,319
Qingdao Port International Co., Ltd., H Shares	1,400,705	762,608
Qingdao TGOOD Electric Co., Ltd., A Shares	96,700	263,205
Red Star Macalline Group Corp., Ltd., H Shares	870,617	529,042
RiseSun Real Estate Development Co., Ltd., A Shares	369,400	401,667
SAIC Motor Corp., Ltd., A Shares	587,100	1,468,529
Sanan Optoelectronics Co., Ltd., A Shares	229,900	746,416
Sangfor Technologies, Inc., A Shares	12,400	325,448
Sany Heavy Industry Co., Ltd., A Shares	571,300	1,461,703
SDIC Capital Co., Ltd., A Shares	205,800	342,416
SDIC Power Holdings Co., Ltd., A Shares	539,300	568,342
Seazen Group Ltd. *	2,177,003	2,013,819
Seazen Holdings Co., Ltd., A Shares	111,700	488,011
SF Holding Co., Ltd., A Shares	161,300	1,026,221
Security	Number of Shares	Value ($)
SG Micro Corp., A Shares	11,850	361,809
Shaanxi Coal Industry Co., Ltd., A Shares	610,500	610,994
Shandong Chenming Paper Holdings Ltd., A Shares	696,750	467,794
Shandong Chenming Paper Holdings Ltd., H Shares	520,500	189,370
Shandong Gold Mining Co., Ltd., A Shares	220,660	1,142,694
Shandong Gold Mining Co., Ltd., H Shares	277,085	818,636
Shandong Hualu Hengsheng Chemical Co., Ltd., A Shares	249,300	615,577
Shandong Sun Paper Industry JSC Ltd., A Shares	375,500	445,514
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	2,865,024	5,012,221
Shanghai Baosight Software Co., Ltd., A Shares	154,800	1,222,765
Shanghai Electric Group Co., Ltd., A Shares	860,200	523,502
Shanghai Electric Group Co., Ltd., H Shares	3,243,175	895,419
Shanghai Fosun Pharmaceutical Group Co., Ltd., A Shares	128,200	550,257
Shanghai Fosun Pharmaceutical Group Co., Ltd., H Shares	692,708	2,198,506
Shanghai Haixin Group Co., B Shares	500,000	136,000
Shanghai Huayi Group Co., Ltd., A Shares	518,700	374,317
Shanghai Industrial Holdings Ltd.	557,242	867,029
Shanghai International Airport Co., Ltd., A Shares	112,200	1,133,715
Shanghai International Port Group Co., Ltd., A Shares	639,200	361,347
Shanghai Jinjiang International Hotels Co., Ltd., A Shares	133,475	507,876
Shanghai Jinqiao Export Processing Zone Development Co., Ltd., A Shares	202,900	412,359
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., A Shares	471,040	748,225
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., B Shares	414,700	292,778
Shanghai Mechanical & Electrical Industry Co., Ltd., A Shares	178,370	373,461
Shanghai Pharmaceuticals Holding Co., Ltd., A Shares	212,600	528,221
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	879,941	1,391,830
Shanghai Pudong Development Bank Co., Ltd., A Shares	1,679,500	2,477,920
Shanghai Putailai New Energy Technology Co., Ltd., A Shares	25,300	307,236
Shanghai RAAS Blood Products Co., Ltd., A Shares *	429,500	492,197
Shanghai Shibei Hi-Tech Co., Ltd., A Shares	428,100	484,019
Shanghai Shimao Co., Ltd., A Shares	529,400	317,010
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., A Shares	192,100	366,009
Shanghai Yuyuan Tourist Mart Group Co., Ltd., A Shares	640,000	738,785
Shanghai Zhenhua Heavy Industry Co., Ltd., B Shares	1,376,086	284,850
Shanxi Lu'an Environmental Energy Development Co., Ltd., A Shares	247,500	191,735
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., A Shares	55,500	992,449
Shanxi Xishan Coal & Electricity Power Co., Ltd., A Shares	668,500	446,027

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Shanying International Holding Co., Ltd., A Shares *	736,800	299,278
Shenergy Co., Ltd., A Shares	642,100	482,189
Shengyi Technology Co., Ltd., A Shares	133,600	499,774
Shennan Circuits Co., Ltd., A Shares	13,580	286,226
Shenwan Hongyuan Group Co., Ltd.	2,021,405	487,683
Shenwan Hongyuan Group Co., Ltd., A Shares	1,640,300	989,098
Shenzhen Expressway Co., Ltd., A Shares	268,299	337,050
Shenzhen Expressway Co., Ltd., H Shares	594,765	601,594
Shenzhen Goodix Technology Co., Ltd., A Shares	11,200	338,461
Shenzhen Inovance Technology Co., Ltd., A Shares	86,200	413,060
Shenzhen International Holdings Ltd.	1,136,294	1,897,000
Shenzhen Investment Ltd.	4,540,054	1,399,913
Shenzhen Kaifa Technology Co., Ltd., A Shares	113,600	356,933
Shenzhen Kangtai Biological Products Co., Ltd., A Shares	44,300	902,794
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., A Shares	54,600	2,124,798
Shenzhen MTC Co., Ltd., A Shares *	423,800	282,171
Shenzhen Overseas Chinese Town Co., Ltd., A Shares	612,400	499,207
Shenzhen Sunway Communication Co., Ltd., A Shares *	54,100	294,582
Shenzhou International Group Holdings Ltd.	869,226	10,334,044
Shijiazhuang Changshan BeiMing Technology Co., Ltd., A Shares *	136,700	175,545
Shimao Property Holdings Ltd.	1,650,899	6,858,334
Siasun Robot & Automation Co., Ltd., A Shares *	200,600	362,604
Sichuan Chuantou Energy Co., Ltd., A Shares	545,200	675,773
Sichuan Expressway Co., Ltd., H Shares	1,651,608	392,073
Sichuan Kelun Pharmaceutical Co., Ltd., A Shares	104,500	299,022
Sichuan Swellfun Co., Ltd., A Shares	51,600	362,933
Sihuan Pharmaceutical Holdings Group Ltd.	5,173,650	507,286
SINA Corp. *	76,035	2,380,656
Sino Biopharmaceutical Ltd.	7,783,306	12,250,849
Sino-Ocean Group Holding Ltd.	3,622,783	836,638
Sinolink Securities Co., Ltd., A Shares	411,900	565,743
Sinopec Engineering Group Co., Ltd., H Shares	1,974,539	827,926
Sinopec Oilfield Service Corp., A Shares *	1,424,550	336,044
Sinopec Shanghai Petrochemical Co., Ltd., A Shares	792,100	393,607
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	3,241,770	798,836
Sinopharm Group Co., Ltd., H Shares	1,499,340	3,686,933
Sinotrans Ltd., H Shares	3,166,741	653,694
Sinotruk Hong Kong Ltd.	820,482	1,992,191
SOHO China Ltd. *	2,713,741	913,800
Songcheng Performance Development Co., Ltd., A Shares	135,000	344,463
SooChow Securities Co., Ltd., A Shares	350,150	368,028
Spring Airlines Co., Ltd., A Shares	66,500	332,769
STO Express Co., Ltd., A Shares	116,200	294,385
Sunac China Holdings Ltd.	2,956,365	12,376,989
Suning.com Co., Ltd., A Shares	542,600	664,220
Sunny Optical Technology Group Co., Ltd.	782,673	10,340,048
Sunwoda Electronic Co., Ltd., A Shares	118,600	235,571
Suzhou Gold Mantis Construction Decoration Co., Ltd., A Shares	382,900	423,295
Security	Number of Shares	Value ($)
TAL Education Group ADR *	409,703	23,131,831
Tangshan Jidong Cement Co., Ltd., A Shares	179,000	433,746
TBEA Co., Ltd., A Shares	300,349	288,015
TCL Corp., A Shares	833,100	607,016
Tencent Holdings Ltd.	6,885,251	364,560,316
Tencent Music Entertainment Group ADR *	147,752	1,908,956
The People's Insurance Co. Group of China Ltd., H Shares	9,903,025	2,976,912
Thunder Software Technology Co., Ltd., A Shares	31,300	253,049
Tianfeng Securities Co., Ltd., A Shares	408,520	311,913
Tianjin Capital Environmental Protection Group Co., Ltd., A Shares	343,300	322,014
Tianjin Zhonghuan Semiconductor Co., Ltd., A Shares	218,800	535,990
Tianma Microelectronics Co., Ltd., A Shares	188,800	357,087
Tianqi Lithium Corp., A Shares	116,000	322,051
Times China Holdings Ltd.	979,918	1,436,185
Times Neighborhood Holdings Ltd.	532,147	617,897
Tongcheng-Elong Holdings Ltd. *	946,288	1,696,994
Tonghua Dongbao Pharmaceutical Co., Ltd., A Shares	152,300	336,734
Tongkun Group Co., Ltd., A Shares	331,500	566,366
Tongwei Co., Ltd., A Shares	169,200	323,559
Topchoice Medical Corp., A Shares *	37,700	746,612
TravelSky Technology Ltd., H Shares	1,117,059	2,242,477
Trip.com Group Ltd. ADR *	536,037	14,242,503
Tsingtao Brewery Co., Ltd., H Shares	522,166	3,614,270
Tunghsu Optoelectronic Technology Co., Ltd., A Shares	493,200	190,693
Unigroup Guoxin Microelectronics Co., Ltd., A Shares	44,800	430,853
Unisplendour Corp., Ltd., A Shares	70,900	378,736
Venustech Group, Inc., A Shares	83,000	454,263
Vipshop Holdings Ltd. ADR *	516,555	8,957,064
Walvax Biotechnology Co., Ltd., A Shares	73,700	431,036
Wanda Film Holding Co., Ltd., A Shares *	180,900	407,796
Wangsu Science & Technology Co., Ltd., A Shares	272,100	295,868
Wanhua Chemical Group Co., Ltd., A Shares	189,700	1,230,738
Weibo Corp. ADR *	65,758	2,023,374
Weichai Power Co., Ltd., A Shares	376,600	685,473
Weichai Power Co., Ltd., H Shares	2,269,579	3,929,525
Weifu High-Technology Group Co., Ltd., A Shares	169,100	464,280
Wens Foodstuffs Group Co., Ltd.	75,600	278,902
Western Securities Co., Ltd., A Shares	411,600	457,321
Westone Information Industry, Inc., A Shares	75,800	218,379
Will Semiconductor Ltd., A Shares	38,200	978,861
Wingtech Technology Co., Ltd., A Shares *	66,300	904,890
Winning Health Technology Group Co., Ltd., A Shares	128,000	416,471
Wonders Information Co., Ltd., A Shares	97,400	279,793
Wuchan Zhongda Group Co., Ltd., A Shares	361,100	224,295
Wuhan Guide Infrared Co., Ltd., A Shares	66,000	423,774
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., A Shares	94,900	450,378
Wuliangye Yibin Co., Ltd., A Shares	237,800	4,919,176
WUS Printed Circuit Kunshan Co., Ltd., A Shares	103,400	338,162
WuXi AppTec Co., Ltd., A Shares	43,840	651,707

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
WuXi AppTec Co., Ltd., H Shares	220,661	2,334,435
Wuxi Biologics Cayman, Inc. *	1,027,161	16,140,912
Wuxi Lead Intelligent Equipment Co., Ltd., A Shares	65,300	382,820
XCMG Construction Machinery Co., Ltd., A Shares	679,600	556,831
Xiaomi Corp., B Shares *	12,869,086	19,956,962
Xinhu Zhongbao Co., Ltd., A Shares	544,200	227,123
Xinhua Winshare Publishing and Media Co., Ltd., H Shares	588,644	378,202
Xinjiang Goldwind Science & Technology Co., Ltd., A Shares	190,800	252,475
Xinjiang Goldwind Science & Technology Co., Ltd., H Shares	836,515	753,306
Yango Group Co., Ltd., A Shares	298,500	270,409
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., H Shares (b)	259,435	457,886
Yangzijiang Shipbuilding Holdings Ltd.	2,648,594	1,761,482
Yanlord Land Group Ltd.	899,335	699,921
Yantai Changyu Pioneer Wine Co., Ltd., A Shares	141,183	570,510
Yantai Jereh Oilfield Services Group Co., Ltd., A Shares	100,000	355,657
Yanzhou Coal Mining Co., Ltd., A Shares	357,000	421,073
Yanzhou Coal Mining Co., Ltd., H Shares	2,065,217	1,577,356
Yealink Network Technology Corp., Ltd., A Shares	41,900	526,367
Yifan Pharmaceutical Co., Ltd., A Shares	160,900	442,440
Yihai International Holding Ltd. *	585,445	5,230,559
Yintai Gold Co., Ltd., A Share	224,800	501,738
Yixintang Pharmaceutical Group Co., Ltd., A Shares	80,000	345,049
Yonghui Superstores Co., Ltd., A Shares	679,200	883,580
Yonyou Network Technology Co., Ltd., A Shares	211,640	1,030,992
Youngor Group Co., Ltd., A Shares	635,500	550,858
Yuan Longping High-tech Agriculture Co., Ltd., A Shares	95,300	216,827
Yuexiu Property Co., Ltd.	8,039,942	1,441,816
Yunda Holding Co., Ltd., A Shares	85,600	398,715
Yunnan Baiyao Group Co., Ltd., A Shares	69,900	860,359
Yunnan Energy New Material Co., Ltd.	62,800	519,812
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., A Shares	40,500	829,424
Zhaojin Mining Industry Co., Ltd., H Shares	1,357,735	1,660,602
Zhejiang Chint Electrics Co., Ltd., A Shares	85,000	301,715
Zhejiang Dahua Technology Co., Ltd., A Shares	231,200	480,201
Zhejiang Expressway Co., Ltd., H Shares	1,826,508	1,284,282
Zhejiang Huahai Pharmaceutical Co., Ltd., A Shares *	127,500	476,599
Zhejiang Huayou Cobalt Co., Ltd., A Shares	65,100	295,050
Zhejiang Juhua Co., Ltd., A Shares	361,500	331,517
Zhejiang Longsheng Group Co., Ltd., A Shares	341,700	580,931
Zhejiang NHU Co., Ltd., A Shares	161,300	569,623
Zhejiang Sanhua Intelligent Controls Co., Ltd., A Shares	173,400	540,952
Zhejiang Supor Co., Ltd., A Shares	42,700	403,505
Zhejiang Weixing New Building Materials Co., Ltd., A Shares	214,500	358,089
Zhengzhou Yutong Bus Co., Ltd., A Shares	198,400	335,088
ZhongAn Online P&C Insurance Co., Ltd., H Shares *(b)	383,357	1,352,705
Zhongji Innolight Co., Ltd., A Shares	52,000	413,651
Security	Number of Shares	Value ($)
Zhongjin Gold Corp., Ltd., A Shares	344,200	445,852
Zhongsheng Group Holdings Ltd.	748,083	3,841,273
Zhuzhou CRRC Times Electric Co., Ltd., H Shares	628,818	1,626,603
Zijin Mining Group Co., Ltd., A Shares	1,095,500	578,012
Zijin Mining Group Co., Ltd., H Shares	7,312,945	2,924,801
Zoomlion Heavy Industry Science & Technology Co., Ltd., A Shares	873,600	776,756
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares	998,879	818,331
ZTE Corp., A Shares *	222,400	1,119,109
ZTE Corp., H Shares *	894,985	2,263,154
ZTO Express Cayman, Inc. ADR	473,932	15,459,662
		2,438,017,758

Colombia 0.3%
Bancolombia S.A.	329,600	2,219,257
Bancolombia S.A. ADR	139,903	3,617,891
Cementos Argos S.A.	643,795	606,870
Corp. Financiera Colombiana S.A. *	142,761	999,685
Ecopetrol S.A. ADR	294,065	3,061,217
Grupo Argos S.A.	416,805	976,635
Grupo de Inversiones Suramericana S.A.	294,299	1,442,582
Grupo Energia Bogota SA ESP *	1,810,908	1,063,245
Interconexion Electrica S.A. ESP	530,299	2,799,350
		16,786,732

Czech Republic 0.1%
CEZ A/S	197,205	3,874,666
Komercni Banka A/S *	92,998	1,994,375
Moneta Money Bank A/S	681,204	1,508,717
O2 Czech Republic A/S	48,156	433,783
		7,811,541

Egypt 0.1%
Commercial International Bank Egypt SAE GDR	1,860,758	7,182,526

Greece 0.2%
Alpha Bank AE *	1,682,040	1,038,414
Eurobank Ergasias Services and Holdings S.A. *	3,165,859	1,338,186
FF Group *(a)	50,437	—
Hellenic Petroleum S.A.	68,642	488,665
Hellenic Telecommunications Organization S.A.	267,588	3,768,267
JUMBO S.A.	127,781	2,319,678
Motor Oil Hellas Corinth Refineries S.A.	74,783	1,247,772
Mytilineos S.A.	132,832	1,052,020
National Bank of Greece S.A. *	656,543	882,939
OPAP S.A.	233,471	2,181,491
		14,317,432

Hong Kong 0.0%
Huishan Dairy *(a)	3,872,695	—

Hungary 0.3%
Magyar Telekom Telecommunications plc	560,396	707,337
MOL Hungarian Oil & Gas plc	542,722	3,433,858
OTP Bank Nyrt *	271,894	9,055,597
Richter Gedeon Nyrt	170,396	3,726,879
		16,923,671

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
India 9.7%
3M India Ltd. *	2,137	517,154
ABB India Ltd.	66,690	656,394
ACC Ltd.	60,858	1,022,291
Adani Enterprises Ltd.	347,579	681,908
Adani Ports & Special Economic Zone Ltd.	828,098	3,546,038
Adani Power Ltd. *	1,183,590	569,754
Aditya Birla Capital Ltd. *	701,260	425,210
Alkem Laboratories Ltd.	46,302	1,385,639
Ambuja Cements Ltd.	921,160	2,333,469
Ashok Leyland Ltd.	1,421,607	798,072
Asian Paints Ltd.	344,270	7,662,914
AU Small Finance Bank Ltd.	179,766	930,969
Aurobindo Pharma Ltd.	334,421	3,297,717
Avenue Supermarts Ltd. *	144,479	4,336,018
Axis Bank Ltd.	2,367,997	12,055,087
Bajaj Auto Ltd.	107,737	3,861,883
Bajaj Finance Ltd.	214,160	5,533,119
Bajaj Finserv Ltd.	46,081	2,684,373
Bajaj Holdings & Investment Ltd.	33,130	876,530
Bandhan Bank Ltd.	747,610	2,156,826
Bank of Baroda *	1,042,456	536,970
Bank of India *	380,195	158,129
Bata India Ltd.	28,272	495,626
Berger Paints India Ltd.	291,706	1,897,032
Bharat Electronics Ltd.	719,503	658,451
Bharat Forge Ltd.	231,413	997,831
Bharat Heavy Electricals Ltd.	1,057,470	391,571
Bharat Petroleum Corp., Ltd.	1,226,654	5,560,934
Bharti Airtel Ltd. *	2,257,412	16,497,061
Bharti Infratel Ltd.	1,072,386	3,261,140
Biocon Ltd.	345,217	1,619,341
Bosch Ltd.	8,961	1,152,017
Britannia Industries Ltd.	71,555	3,197,376
Cadila Healthcare Ltd.	321,899	1,466,965
Canara Bank *	209,223	231,867
Castrol India Ltd.	634,326	969,320
Cholamandalam Investment & Finance Co., Ltd.	234,903	440,193
Cipla Ltd.	402,829	3,452,877
Coal India Ltd.	1,803,221	3,369,582
Colgate-Palmolive (India) Ltd.	81,501	1,499,792
Container Corp. Of India Ltd.	256,652	1,276,535
Cummins India Ltd.	76,089	378,703
Dabur India Ltd.	661,830	4,082,596
Dalmia Bharat Ltd. *	57,533	422,160
Divi's Laboratories Ltd.	95,568	3,020,741
DLF Ltd.	726,945	1,448,290
Dr. Reddy's Laboratories Ltd.	100,513	5,411,714
Eicher Motors Ltd.	16,480	3,606,612
Emami Ltd.	152,603	393,232
Embassy Office Parks REIT *	195,400	854,510
Exide Industries Ltd.	254,021	547,237
Federal Bank Ltd.	1,868,277	1,109,360
Future Retail Ltd. *	309,919	347,559
GAIL India Ltd.	1,299,525	1,587,108
Gillette India Ltd.	10,363	660,869
Glenmark Pharmaceuticals Ltd.	166,249	780,609
GMR Infrastructure Ltd. *	1,700,304	426,109
Godrej Consumer Products Ltd.	457,519	3,834,831
Godrej Industries Ltd.	98,790	416,305
Godrej Properties Ltd. *	66,583	606,163
Grasim Industries Ltd.	403,381	3,143,135
Havells India Ltd.	308,564	2,025,026
HCL Technologies Ltd.	1,278,392	9,302,699
HDFC Asset Management Co., Ltd.	48,252	1,610,862
HDFC Life Insurance Co., Ltd. *	710,511	4,916,131
Hemisphere Properties India Ltd. *(a)	102,194	225,427
Security	Number of Shares	Value ($)
Hero MotoCorp Ltd.	119,726	3,738,021
Hindalco Industries Ltd.	1,093,480	2,007,898
Hindustan Petroleum Corp., Ltd.	705,824	1,815,986
Hindustan Unilever Ltd.	1,076,199	29,280,981
Hindustan Zinc Ltd.	307,672	698,013
Housing Development Finance Corp., Ltd.	2,068,548	45,380,646
ICICI Bank Ltd.	738,392	3,241,489
ICICI Lombard General Insurance Co., Ltd.	226,703	3,899,593
ICICI Prudential Life Insurance Co., Ltd.	373,536	1,941,871
IDFC First Bank Ltd. *	3,086,780	902,158
Indiabulls Housing Finance Ltd.	388,467	627,527
Indian Oil Corp., Ltd.	2,634,283	2,898,482
Info Edge India Ltd.	70,323	2,495,930
Infosys Ltd.	4,468,681	40,835,913
InterGlobe Aviation Ltd.	121,976	1,557,441
ITC Ltd.	3,624,115	9,458,537
Jindal Steel & Power Ltd. *	536,216	861,945
JSW Energy Ltd.	421,203	223,089
JSW Steel Ltd.	1,442,963	3,515,035
Jubilant Foodworks Ltd.	88,800	1,945,429
Kansai Nerolac Paints Ltd.	165,647	796,512
L&T Finance Holdings Ltd.	600,339	431,500
Larsen & Toubro Infotech Ltd.	37,507	892,261
Larsen & Toubro Ltd.	410,220	5,057,479
LIC Housing Finance Ltd.	313,599	993,472
Lupin Ltd.	262,327	3,017,500
Mahindra & Mahindra Financial Services Ltd.	369,033	681,783
Mahindra & Mahindra Ltd.	705,176	4,069,278
Marico Ltd.	567,150	2,578,628
Maruti Suzuki India Ltd.	143,961	10,682,048
Motherson Sumi Systems Ltd.	1,175,968	1,482,086
Mphasis Ltd.	92,345	1,051,420
MRF Ltd.	1,221	954,518
Muthoot Finance Ltd.	107,948	1,231,499
Nestle India Ltd.	26,661	6,184,587
NHPC Ltd.	2,886,826	748,276
Nippon Life India Asset Management Ltd.	165,254	557,722
NMDC Ltd.	898,346	964,089
NTPC Ltd.	2,883,023	3,730,730
Oberoi Realty Ltd.	117,052	495,042
Oil & Natural Gas Corp., Ltd.	3,732,255	4,106,573
Oil India Ltd.	329,389	369,176
Oracle Financial Services Software Ltd.	28,363	934,653
Page Industries Ltd.	4,422	1,103,297
Petronet LNG Ltd.	671,465	2,242,620
Pidilite Industries Ltd.	146,117	2,837,462
Piramal Enterprises Ltd.	124,241	1,589,976
Power Finance Corp., Ltd.	736,701	732,646
Power Grid Corp. of India Ltd.	2,169,140	4,519,505
Punjab National Bank *	897,774	317,596
Rajesh Exports Ltd.	173,929	1,121,785
RBL Bank Ltd.	472,560	753,059
REC Ltd.	809,945	948,482
Reliance Industries Ltd.	3,743,899	72,505,125
SBI Life Insurance Co., Ltd.	443,009	4,503,250
Shree Cement Ltd.	10,765	2,969,320
Shriram Transport Finance Co., Ltd.	207,600	1,571,216
Siemens Ltd.	107,332	1,546,044
State Bank of India *	2,121,363	4,525,163
Steel Authority of India Ltd.	1,136,885	453,303
Sun Pharmaceutical Industries Ltd.	1,326,095	8,317,003
Sun TV Network Ltd.	90,842	462,462
Tata Communications Ltd.	87,180	549,600
Tata Consultancy Services Ltd.	1,080,547	28,184,641
Tata Motors Ltd. *	1,534,390	1,765,387
Tata Steel Ltd.	328,678	1,283,134
Tech Mahindra Ltd.	546,434	3,833,249
The Tata Power Co., Ltd.	1,216,831	588,169

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Titan Co., Ltd.	379,026	4,461,120
Torrent Pharmaceuticals Ltd.	52,283	1,633,527
Torrent Power Ltd.	145,628	613,297
TVS Motor Co., Ltd.	146,826	652,226
UltraTech Cement Ltd.	131,690	6,800,518
Union Bank of India *	496,664	155,338
United Breweries Ltd.	87,398	1,106,110
United Spirits Ltd. *	368,098	2,892,064
UPL Ltd.	667,448	3,582,349
Vedanta Ltd.	2,057,286	2,508,479
Vodafone Idea Ltd. *	10,210,628	884,461
Voltas Ltd.	129,825	824,366
Whirlpool of India Ltd.	32,823	844,121
Wipro Ltd.	1,692,020	4,761,699
Yes Bank Ltd. (a)	1,687,665	405,524
Zee Entertainment Enterprises Ltd.	1,050,813	2,550,731
		548,856,203

Indonesia 1.7%
Barito Pacific Tbk PT *	23,256,941	2,148,999
PT Adaro Energy Tbk	16,063,638	1,209,446
PT Astra Agro Lestari Tbk *	535,933	271,451
PT Astra International Tbk	24,129,560	7,878,029
PT Bank Central Asia Tbk	11,484,696	20,398,895
PT Bank Danamon Indonesia Tbk	861,980	143,958
PT Bank Mandiri (Persero) Tbk	22,140,753	6,774,070
PT Bank Negara Indonesia (Persero) Tbk	9,143,398	2,396,935
PT Bank Rakyat Indonesia (Persero) Tbk	63,332,750	12,787,927
PT Bukit Asam Tbk	4,998,860	665,488
PT Bumi Serpong Damai Tbk *	9,207,588	400,193
PT Charoen Pokphand Indonesia Tbk	8,852,177	3,499,064
PT Gudang Garam Tbk	595,115	1,985,753
PT Hanjaya Mandala Sampoerna Tbk	11,264,400	1,495,752
PT Indah Kiat Pulp & Paper Corp. Tbk	3,317,592	1,192,153
PT Indocement Tunggal Prakarsa Tbk	1,669,767	1,382,901
PT Indofood CBP Sukses Makmur Tbk	2,879,797	1,606,458
PT Indofood Sukses Makmur Tbk	5,317,080	2,092,622
PT Jasa Marga Persero Tbk	2,655,478	645,239
PT Kalbe Farma Tbk	22,367,979	2,166,372
PT Matahari Department Store Tbk *	3,002,568	297,996
PT Media Nusantara Citra Tbk	5,992,595	348,645
PT Perusahaan Gas Negara Tbk	12,656,651	745,018
PT Semen Indonesia (Persero) Tbk	3,645,446	2,445,268
PT Surya Citra Media Tbk	6,867,740	470,071
PT Telekomunikasi Indonesia (Persero) Tbk	55,701,630	12,009,592
PT Tower Bersama Infrastructure Tbk	13,049,183	946,758
PT Unilever Indonesia Tbk	6,871,050	3,644,808
PT United Tractors Tbk	1,905,099	2,047,232
PT Vale Indonesia Tbk *	2,377,624	452,416
PT XL Axiata Tbk *	4,771,786	845,922
Smartfren Telecom Tbk PT *	50,528,175	335,471
		95,730,902

Kuwait 0.8%
Agility Public Warehousing Co. KSC	1,142,747	2,460,788
Ahli United Bank BSC	6,144,198	3,606,615
Boubyan Bank KSCP	1,095,813	1,819,544
Boubyan Petrochemicals Co. KSCP	512,313	888,884
Burgan Bank SAK	788,003	518,776
Gulf Bank KSCP	2,242,063	1,643,283
Humansoft Holding Co. KSC *	122,770	1,067,842
Kuwait Finance House KSCP	4,871,672	9,858,678
Mabanee Co. SAK	614,291	1,209,258
Security	Number of Shares	Value ($)
Mobile Telecommunications Co. KSC	2,521,927	4,310,217
National Bank of Kuwait SAKP	7,643,410	19,210,776
		46,594,661

Malaysia 2.5%
AirAsia Group Berhad	2,312,400	367,005
Alliance Bank Malaysia Berhad	1,424,980	688,317
AMMB Holdings Berhad	2,255,972	1,644,953
Astro Malaysia Holdings Berhad	2,119,600	482,669
Axiata Group Berhad	5,272,777	4,608,753
British American Tobacco Malaysia Berhad	106,600	271,189
CIMB Group Holdings Berhad	8,466,271	7,341,654
Dialog Group Berhad	5,413,900	4,968,709
DiGi.com Berhad	4,549,100	4,760,990
FGV Holdings Berhad *	2,442,600	573,077
Fraser & Neave Holdings Berhad	122,300	915,386
Gamuda Berhad	2,784,737	2,498,097
Genting Berhad	2,838,300	2,611,432
Genting Malaysia Berhad	3,530,120	1,883,813
HAP Seng Consolidated Berhad	826,734	1,424,322
Hartalega Holdings Berhad	1,838,600	5,303,288
Hong Leong Bank Berhad	766,907	2,399,065
Hong Leong Financial Group Berhad	249,300	768,400
IHH Healthcare Berhad	3,629,400	4,533,098
IJM Corp. Berhad	4,124,836	1,821,664
IOI Corp. Berhad	3,952,092	4,136,175
IOI Properties Group Berhad	2,348,850	583,498
Kuala Lumpur Kepong Berhad	574,028	2,910,081
Malayan Banking Berhad	7,322,651	12,632,520
Malaysia Airports Holdings Berhad	1,145,800	1,317,769
Maxis Berhad	3,343,424	4,060,559
MISC Berhad	1,578,600	3,013,773
Nestle Malaysia Berhad	74,571	2,384,214
Petronas Chemicals Group Berhad	3,338,200	4,837,415
Petronas Dagangan Berhad	335,200	1,810,350
Petronas Gas Berhad	664,836	2,905,551
PPB Group Berhad	798,977	3,190,395
Press Metal Aluminium Holdings Berhad	2,161,532	1,874,405
Public Bank Berhad	3,704,154	12,490,603
QL Resources Berhad	863,900	2,010,965
RHB Bank Berhad	2,040,500	2,238,801
Sime Darby Berhad	4,520,500	2,173,167
Sime Darby Plantation Berhad	4,319,600	4,928,169
Sime Darby Property Berhad	4,686,000	732,945
Telekom Malaysia Berhad	1,428,600	1,389,989
Tenaga Nasional Berhad	4,636,474	12,008,441
Top Glove Corp. Berhad	2,012,300	6,156,087
UEM Sunrise Berhad *	2,329,600	257,207
Westports Holdings Berhad	1,306,400	1,198,973
YTL Corp. Berhad	5,563,564	1,330,904
		142,438,837

Mexico 2.3%
Alfa S.A.B. de C.V., A Shares	3,802,718	2,017,371
Alpek S.A.B. de C.V.	531,664	372,625
Alsea S.A.B. de C.V. *	643,734	545,420
America Movil S.A.B. de C.V., Series L	32,657,220	21,855,350
Arca Continental S.A.B. de C.V.	484,100	2,163,709
Banco del Bajio S.A.	829,198	757,640
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	655,514	427,140
Becle S.A.B. de C.V.	691,751	1,200,341
Cemex S.A.B. de C.V., Series CPO	18,528,564	4,395,665
Coca-Cola Femsa S.A.B. de C.V.	612,820	2,680,322
Concentradora Fibra Danhos S.A. de C.V.	271,222	251,125

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
El Puerto de Liverpool S.A.B. de C.V., Series C1	214,905	538,774
Fibra Uno Administracion S.A. de C.V.	3,740,585	2,858,292
Fomento Economico Mexicano S.A.B. de C.V.	2,492,340	16,889,089
GMexico Transportes S.A.B. de C.V.	499,086	563,367
Gruma S.A.B. de C.V., B Shares	250,077	2,487,012
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	385,375	1,699,640
Grupo Aeroportuario del Pacifico S.A.B. de C.V., B Shares	432,819	2,863,131
Grupo Aeroportuario del Sureste S.A.B. de C.V., B Shares	176,474	1,822,575
Grupo Bimbo S.A.B. de C.V., Series A	2,851,173	4,466,845
Grupo Carso S.A.B. de C.V., Series A1	598,088	1,351,051
Grupo Elektra S.A.B. de C.V.	78,938	4,708,403
Grupo Financiero Banorte S.A.B. de C.V., O Shares	3,356,054	10,198,698
Grupo Financiero Inbursa S.A.B. de C.V., O Shares	2,792,744	1,918,219
Grupo Lala S.A.B. de C.V.	787,323	420,527
Grupo Mexico S.A.B. de C.V., Series B	4,284,605	9,192,740
Grupo Televisa S.A.B., Series CPO *	2,782,536	3,303,120
Industrias Bachoco S.A.B. de C.V., Series B	195,612	597,185
Industrias Penoles S.A.B. de C.V.	156,762	1,493,754
Infraestructura Energetica Nova S.A.B. de C.V.	622,883	1,771,563
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	1,002,278	1,558,915
Megacable Holdings S.A.B. de C.V., Series CPO	365,702	1,108,356
Orbia Advance Corp. S.A.B. de C.V.	1,302,029	1,914,528
Promotora y Operadora de Infraestructura S.A.B. de C.V. *	263,748	1,992,851
Regional S.A.B. de C.V. *	308,436	858,279
Telesites S.A.B. de C.V. *	1,431,126	923,484
Wal-Mart de Mexico S.A.B. de C.V.	6,306,753	15,774,185
		129,941,291

Peru 0.0%
Companhia de Minas Buenaventura S.A. ADR	272,315	2,137,673

Philippines 1.1%
Aboitiz Power Corp. (a)	1,891,079	1,037,027
Alliance Global Group, Inc. *(a)	4,745,047	561,211
Ayala Corp. (a)	365,486	5,371,598
Ayala Land, Inc. (a)	9,202,665	5,801,080
Bank of the Philippine Islands (a)	2,220,084	2,899,832
BDO Unibank, Inc. (a)	2,409,450	4,760,105
Bloomberry Resorts Corp. (a)	4,559,092	557,608
DMCI Holdings, Inc. (a)	5,661,311	439,850
Globe Telecom, Inc. (a)	31,281	1,417,594
GT Capital Holdings, Inc. (a)	122,533	931,798
International Container Terminal Services, Inc. (a)	1,335,748	2,306,781
JG Summit Holdings, Inc. (a)	3,480,306	3,347,730
Jollibee Foods Corp. (a)	515,198	1,102,978
LT Group, Inc. (a)	3,227,846	499,836
Manila Electric Co. (a)	329,278	1,840,887
Megaworld Corp. (a)	13,863,016	778,293
Metro Pacific Investments Corp. (a)	17,154,688	976,706
Metropolitan Bank & Trust Co. (a)	2,404,130	1,666,570
PLDT, Inc. (a)	143,119	3,604,835
San Miguel Corp. (a)	448,592	850,468
Security	Number of Shares	Value ($)
San Miguel Food & Beverage, Inc. (a)	844,159	1,063,226
Semirara Mining & Power Corp. (a)	1,569,266	341,367
SM Investments Corp. (a)	590,635	10,646,736
SM Prime Holdings, Inc. (a)	11,009,296	6,532,935
Universal Robina Corp. (a)	1,077,777	2,784,403
		62,121,454

Qatar 1.1%
Barwa Real Estate Co.	2,245,809	1,788,752
Doha Bank QPSC *	1,934,384	1,073,182
Ezdan Holding Group QSC *	2,218,330	444,763
Industries Qatar QSC	2,364,870	5,111,652
Masraf Al Rayan QSC	4,426,615	4,765,815
Mesaieed Petrochemical Holding Co.	5,300,991	2,917,656
Ooredoo QPSC	1,035,023	1,790,610
Qatar Aluminum Manufacturing Co.	3,491,272	613,681
Qatar Electricity & Water Co. QSC	605,635	2,481,756
Qatar Fuel QSC	601,123	2,641,573
Qatar Gas Transport Co., Ltd.	3,264,723	2,062,308
Qatar Insurance Co. SAQ	1,940,510	1,077,114
Qatar International Islamic Bank QSC	895,915	1,909,448
Qatar Islamic Bank SAQ	1,415,945	5,988,891
Qatar National Bank QPSC	5,337,312	25,916,967
The Commercial Bank QSC	2,420,389	2,456,286
United Development Co. QSC	2,390,754	766,276
Vodafone Qatar QSC	2,350,613	663,026
		64,469,756

Russia 3.8%
Aeroflot PJSC *	769,846	850,695
Alrosa PJSC *	3,161,521	2,953,803
Federal Grid Co. Unified Energy System PJSC *	319,778,812	830,785
Gazprom PJSC	12,608,125	35,687,288
Inter RAO UES PJSC *	42,331,833	2,962,678
LUKOIL PJSC	500,385	37,135,078
Magnit PJSC	79,549	4,211,608
Magnitogorsk Iron & Steel Works PJSC *	2,317,958	1,326,961
MMC Norilsk Nickel PJSC	62,610	19,596,300
Mobile TeleSystems PJSC	1,067,051	4,833,667
Moscow Exchange MICEX-RTS PJSC *	1,831,449	2,963,089
Mosenergo PJSC	13,711,307	393,727
NovaTek PJSC	1,282,713	18,695,611
Novolipetsk Steel PJSC *	1,309,624	2,553,944
PhosAgro PJSC	42,197	1,665,390
Polyus PJSC	33,413	5,521,278
Rosneft Oil Co. PJSC	1,385,378	7,377,831
Rosseti PJSC *	34,572,722	809,002
Rostelecom PJSC *	1,254,499	1,472,554
RusHydro PJSC *	119,534,416	1,172,513
RussNeft PJSC *	64,531	397,557
Sberbank of Russia PJSC	12,286,000	34,871,169
Severstal PAO	243,901	3,226,866
Sistema PJSC	3,820,732	827,521
Surgutneftegas PJSC	9,175,678	5,144,995
Tatneft PJSC	1,858,867	13,999,148
Unipro PJSC *	18,047,849	699,264
VTB Bank PJSC GDR	2,660,722	2,618,150
		214,798,472

Saudi Arabia 2.7%
Abdullah Al Othaim Markets Co.	47,710	1,452,568
Advanced Petrochemical Co.	111,190	1,433,707
Al Rajhi Bank	1,198,990	17,932,997
Alinma Bank *	986,460	3,853,954
Almarai Co. JSC	235,839	3,078,617

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Arab National Bank	628,720	3,306,323
Arabian Centers Co., Ltd.	148,344	855,125
Bank Al-Jazira	412,745	1,232,468
Bank AlBilad	351,480	2,031,709
Banque Saudi Fransi	576,687	4,565,918
Bupa Arabia for Cooperative Insurance Co.	59,385	1,785,896
Dallah Healthcare Co.	23,184	275,802
Dar Al Arkan Real Estate Development Co. *	536,717	977,018
Emaar Economic City *	363,753	670,874
Etihad Etisalat Co. *	360,565	2,485,332
Fawaz Abdulaziz Al Hokair & Co. *	77,352	367,255
Jarir Marketing Co.	55,691	2,012,731
Mobile Telecommunications Co. *	275,339	786,997
Mouwasat Medical Services Co.	45,600	1,026,683
National Commercial Bank	1,316,784	13,106,513
National Industrialization Co. *	355,976	932,216
National Petrochemical Co.	131,912	793,403
Rabigh Refining & Petrochemical Co. *	198,495	713,156
Riyad Bank	1,430,498	6,243,557
Sahara International Petrochemical Co.	365,014	1,398,856
Samba Financial Group	960,765	6,024,118
Saudi Airlines Catering Co.	41,177	832,855
Saudi Arabian Fertilizer Co.	203,621	4,091,387
Saudi Arabian Mining Co. *	432,301	3,859,933
Saudi Arabian Oil Co.	1,224,389	10,753,117
Saudi Basic Industries Corp.	881,749	19,477,090
Saudi Cement Co.	78,634	962,652
Saudi Electricity Co.	789,742	3,552,000
Saudi Ground Services Co.	101,775	769,237
Saudi Industrial Investment Group	234,483	1,216,878
Saudi Kayan Petrochemical Co. *	683,009	1,508,709
Saudi Research & Marketing Group *	35,110	549,426
Saudi Telecom Co.	591,283	15,736,074
Seera Group Holding	179,133	737,985
Southern Province Cement Co.	72,264	875,053
The Co. for Cooperative Insurance *	61,971	1,154,483
The Qassim Cement Co.	38,116	495,026
The Savola Group	263,738	2,877,780
Yanbu Cement Co.	76,772	539,396
Yanbu National Petrochemical Co.	222,454	2,954,213
		152,287,087

South Africa 4.4%
Absa Group Ltd.	879,133	4,049,213
African Rainbow Minerals Ltd.	133,186	1,274,860
Anglo American Platinum Ltd.	70,177	4,418,331
AngloGold Ashanti Ltd.	498,827	12,011,235
Aspen Pharmacare Holdings Ltd. *	455,784	3,611,215
AVI Ltd.	378,069	1,543,843
Barloworld Ltd.	272,359	1,039,566
Bid Corp., Ltd.	388,866	5,432,808
Capitec Bank Holdings Ltd.	65,485	3,141,623
Clicks Group Ltd.	305,503	4,033,516
Coronation Fund Managers Ltd. (b)	345,191	750,122
Dis-Chem Pharmacies Ltd.	485,705	509,137
Discovery Ltd.	449,440	2,504,749
Distell Group Holdings Ltd.	112,597	517,335
Exxaro Resources Ltd.	308,733	2,170,299
FirstRand Ltd.	3,695,398	8,411,828
Fortress REIT Ltd., Class A	1,376,492	866,676
Fortress REIT Ltd., Class B	1,410,856	183,264
Gold Fields Ltd.	974,983	7,582,187
Growthpoint Properties Ltd.	3,567,582	2,525,507
Harmony Gold Mining Co., Ltd. *	561,938	1,829,618
Hyprop Investments Ltd.	322,152	311,563
Impala Platinum Holdings Ltd.	896,662	5,954,859
Security	Number of Shares	Value ($)
Investec Ltd.	350,411	604,441
Kumba Iron Ore Ltd.	67,259	1,809,597
Liberty Holdings Ltd.	144,378	507,753
Life Healthcare Group Holdings Ltd.	1,690,187	1,755,428
MAS Real Estate, Inc.	503,740	271,450
Momentum Metropolitan Holdings	1,262,893	1,234,991
Motus Holdings Ltd. *	232,035	363,133
Mr Price Group Ltd.	303,912	2,241,048
MTN Group Ltd.	2,186,262	6,684,224
MultiChoice Group *	564,259	2,768,884
Naspers Ltd., N Shares	520,719	82,357,162
Nedbank Group Ltd.	483,418	2,708,644
NEPI Rockcastle plc	433,730	2,201,925
Netcare Ltd.	1,637,465	1,321,712
Ninety One Ltd. *	176,255	434,901
Northam Platinum Ltd. *	428,239	2,662,785
Old Mutual Ltd.	5,628,327	3,585,247
Pepkor Holdings Ltd.	864,418	588,390
Pick n Pay Stores Ltd.	431,680	1,304,871
PSG Group Ltd.	203,164	1,872,319
Rand Merchant Investment Holdings Ltd.	930,130	1,433,485
Redefine Properties Ltd.	6,899,275	751,389
Remgro Ltd.	623,171	4,911,985
Resilient REIT Ltd.	366,400	774,180
Reunert Ltd.	206,690	511,522
RMB Holdings Ltd.	917,497	2,756,212
Sanlam Ltd.	1,997,487	6,409,588
Santam Ltd.	50,119	767,584
Sappi Ltd. *	698,159	1,003,112
Sasol Ltd. *	685,135	3,517,100
Shoprite Holdings Ltd.	588,477	3,453,854
Sibanye Stillwater Ltd. *	2,647,587	4,861,306
Standard Bank Group Ltd.	1,526,788	8,799,849
Telkom S.A. SOC Ltd.	368,477	374,131
The Bidvest Group Ltd.	392,776	3,383,138
The Foschini Group Ltd.	287,322	1,017,960
The SPAR Group Ltd. (b)	220,383	2,190,017
Tiger Brands Ltd.	207,008	1,843,633
Truworths International Ltd.	555,522	987,238
Tsogo Sun Gaming Ltd.	597,194	72,153
Vodacom Group Ltd.	724,022	5,184,112
Vukile Property Fund Ltd.	1,193,355	417,652
Woolworths Holdings Ltd.	981,857	1,610,670
		248,984,129

Taiwan 14.0%
Accton Technology Corp.	630,000	5,067,277
Acer, Inc.	3,402,086	1,852,593
Advantech Co., Ltd.	447,256	4,424,148
ASE Technology Holding Co.,Ltd.	4,046,120	8,328,067
Asia Cement Corp.	2,820,286	4,090,706
Asustek Computer, Inc.	849,621	5,956,544
AU Optronics Corp.	10,403,530	2,626,437
Capital Securities Corp.	2,691,644	893,778
Catcher Technology Co., Ltd.	885,224	6,427,272
Cathay Financial Holding Co., Ltd.	10,043,914	13,397,461
Chailease Holding Co., Ltd.	1,484,290	5,759,193
Chang Hwa Commercial Bank Ltd.	7,488,198	4,688,697
Cheng Shin Rubber Industry Co., Ltd.	2,200,277	2,403,633
Chicony Electronics Co., Ltd.	717,118	2,054,027
China Airlines Ltd.	3,072,872	839,219
China Development Financial Holding Corp.	16,993,308	5,144,685
China Life Insurance Co., Ltd. *	3,587,687	2,479,417
China Motor Corp.	323,600	390,691
China Steel Corp.	14,859,956	9,799,405
Chunghwa Telecom Co., Ltd.	4,658,310	17,143,822
Compal Electronics, Inc.	4,952,535	3,150,489

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CTBC Financial Holding Co., Ltd.	21,966,792	14,595,754
Delta Electronics, Inc.	2,584,148	11,877,183
E.Sun Financial Holding Co., Ltd.	13,366,368	11,863,904
Eclat Textile Co., Ltd.	248,510	2,557,522
Epistar Corp.	1,091,828	1,309,103
Eternal Materials Co., Ltd.	1,293,213	1,378,279
Eva Airways Corp.	3,025,374	1,108,380
Evergreen Marine Corp., Ltd. *	2,744,222	996,237
Far Eastern International Bank	2,836,282	1,001,319
Far Eastern New Century Corp.	4,264,799	3,820,919
Far EasTone Telecommunications Co., Ltd.	1,919,280	4,135,801
Feng TAY Enterprise Co., Ltd.	464,320	2,799,065
First Financial Holding Co., Ltd.	11,851,038	9,019,025
Formosa Chemicals & Fibre Corp.	4,138,008	9,922,950
Formosa Petrochemical Corp.	1,751,660	5,116,422
Formosa Plastics Corp.	5,905,560	16,325,112
Formosa Taffeta Co., Ltd.	1,409,000	1,604,923
Foxconn Technology Co., Ltd.	1,329,355	2,386,419
Fubon Financial Holding Co., Ltd.	8,915,114	12,589,536
Giant Manufacturing Co., Ltd.	380,752	2,980,074
Globalwafers Co., Ltd.	265,451	3,196,021
Hon Hai Precision Industry Co., Ltd.	14,309,092	36,124,202
Hotai Motor Co., Ltd.	379,000	6,765,828
HTC Corp.	843,778	857,127
Hua Nan Financial Holdings Co., Ltd.	10,866,396	7,039,181
Innolux Corp.	10,075,029	2,087,150
Inventec Corp.	3,650,043	2,966,230
Largan Precision Co., Ltd.	122,956	15,704,788
Lite-On Technology Corp.	2,561,866	4,104,105
MediaTek, Inc.	1,787,713	27,567,398
Mega Financial Holding Co., Ltd.	13,145,901	13,463,329
Nan Ya Plastics Corp.	6,830,816	14,310,019
Nanya Technology Corp.	971,000	1,933,915
Novatek Microelectronics Corp.	704,608	4,810,812
OBI Pharma, Inc. *	169,261	679,299
Oriental Union Chemical Corp.	1,119,000	622,391
Pegatron Corp.	2,367,657	5,086,224
Pou Chen Corp.	3,256,792	3,205,269
President Chain Store Corp.	702,400	6,912,879
Quanta Computer, Inc.	3,205,057	7,472,239
Realtek Semiconductor Corp.	571,336	4,918,913
Shin Kong Financial Holding Co., Ltd.	14,173,669	3,936,999
SinoPac Financial Holdings Co., Ltd.	12,571,699	4,940,751
Synnex Technology International Corp.	1,753,956	2,593,693
Taishin Financial Holding Co., Ltd.	12,295,566	5,323,642
Taiwan Business Bank	5,748,154	2,029,323
Taiwan Cement Corp.	5,869,706	8,318,268
Taiwan Cooperative Financial Holding Co., Ltd.	11,167,651	7,587,680
Taiwan Fertilizer Co., Ltd.	1,014,508	1,652,271
Taiwan Glass Industry Corp.	1,946,311	570,442
Taiwan High Speed Rail Corp.	2,426,000	3,046,135
Taiwan Mobile Co., Ltd.	1,957,524	7,008,620
Taiwan Secom Co., Ltd.	382,000	1,089,066
Taiwan Semiconductor Manufacturing Co., Ltd.	28,985,500	281,890,624
Teco Electric & Machinery Co., Ltd.	2,184,000	2,051,251
The Shanghai Commercial & Savings Bank Ltd.	4,008,000	5,713,319
TPK Holding Co., Ltd. *	390,041	550,799
Transcend Information, Inc.	381,000	892,067
U-Ming Marine Transport Corp.	403,000	389,913
Uni-President Enterprises Corp.	5,752,676	13,948,204
Unimicron Technology Corp.	1,536,348	2,051,875
United Microelectronics Corp.	13,287,850	6,837,545
Vanguard International Semiconductor Corp.	1,089,000	2,665,828
Walsin Lihwa Corp.	3,928,000	1,818,458
Walsin Technology Corp.	578,000	3,599,867
Security	Number of Shares	Value ($)
Wan Hai Lines Ltd.	869,000	471,763
Win Semiconductors Corp.	504,000	4,314,005
Wistron Corp.	3,294,080	3,137,741
Wiwynn Corp.	97,000	2,587,744
Yageo Corp.	471,000	5,812,007
Yuanta Financial Holding Co., Ltd.	13,668,700	7,397,714
Yulon Motor Co., Ltd.	1,068,192	704,420
Zhen Ding Technology Holding Ltd.	677,000	2,694,471
		791,759,312

Thailand 2.9%
Advanced Info Service PCL NVDR	1,359,600	8,227,696
Airports of Thailand PCL NVDR	5,189,700	10,115,102
Asset World Corp. PCL NVDR	8,641,500	1,287,668
B Grimm Power PCL NVDR	871,400	1,445,028
Bangkok Bank PCL NVDR	486,900	1,668,409
Bangkok Dusit Medical Services PCL NVDR	10,139,600	7,171,990
Bangkok Expressway & Metro PCL NVDR	9,874,670	3,057,702
Bangkok Life Assurance PCL NVDR	752,000	354,605
Banpu PCL NVDR	5,613,100	1,102,857
Berli Jucker PCL NVDR	1,202,650	1,606,810
BTS Group Holdings PCL NVDR	9,970,600	3,792,652
Bumrungrad Hospital PCL NVDR	423,900	1,599,120
Central Pattana PCL NVDR	3,055,200	4,730,229
Charoen Pokphand Foods PCL NVDR	4,443,800	4,400,494
CP ALL PCL NVDR *	6,202,200	13,745,838
Delta Electronics Thailand PCL NVDR	607,421	1,050,241
Digital Telecommunications Infrastructure Fund	6,505,600	3,251,777
Electricity Generating PCL NVDR	322,000	2,793,838
Energy Absolute PCL NVDR	2,084,526	2,555,690
Global Power Synergy PCL NVDR	838,268	1,989,602
Gulf Energy Development PCL NVDR	4,620,540	5,483,351
Home Product Center PCL NVDR	7,104,319	3,305,373
Indorama Ventures PCL NVDR	2,152,400	1,928,431
Intouch Holdings PCL NVDR	2,649,200	4,476,407
IRPC PCL NVDR	12,888,200	1,093,937
Kasikornbank PCL NVDR	2,114,900	6,382,597
Krung Thai Bank PCL NVDR	7,810,600	2,553,607
Krungthai Card PCL NVDR	1,665,800	2,016,136
Land & Houses PCL NVDR	8,071,700	1,852,355
Minor International PCL NVDR *	4,408,580	2,577,793
Muangthai Capital PCL NVDR *	825,215	1,446,266
Osotspa PCL	1,428,623	1,908,723
PTT Exploration & Production PCL NVDR	1,695,204	4,476,490
PTT Global Chemical PCL NVDR	2,461,614	3,327,551
PTT PCL NVDR	17,130,300	19,117,436
Ratch Group PCL NVDR	972,900	2,140,931
Siam City Cement PCL NVDR	112,600	446,011
Siam Makro PCL	471,100	522,046
Srisawad Corp. PCL *	596,500	1,068,862
Thai Oil PCL NVDR	1,300,500	1,757,985
Thai Union Group PCL NVDR	3,558,600	1,532,626
The Siam Cement PCL NVDR	993,500	10,712,685
The Siam Commercial Bank PCL NVDR	2,911,900	6,773,989
TMB Bank PCL NVDR	55,761,518	2,015,899
Total Access Communication PCL NVDR	824,800	1,153,838
True Corp. PCL NVDR	13,185,966	1,533,734
		167,552,407

Turkey 0.6%
Akbank T.A.S. *	3,308,300	2,759,544
Anadolu Efes Biracilik Ve Malt Sanayii A/S *	257,994	701,196
Arcelik A/S *	231,384	534,915
Aselsan Elektronik Sanayi Ve Ticaret A/S	380,763	1,684,589

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
BIM Birlesik Magazalar A/S	539,797	5,151,475
Coca-Cola Icecek A/S	82,272	488,699
Enka Insaat ve Sanayi A/S	863,530	694,976
Eregli Demir ve Celik Fabrikalari T.A.S.	1,448,141	1,708,940
Ford Otomotiv Sanayi A/S	82,887	751,530
Haci Omer Sabanci Holding A/S	1,057,000	1,286,095
Iskenderun Demir ve Celik A/S	1,650	1,710
KOC Holding A/S	997,054	2,359,078
Koza Altin Isletmeleri A/S *	53,878	585,261
Petkim Petrokimya Holding A/S *	1,270,893	657,664
TAV Havalimanlari Holding A/S	212,483	632,325
Tekfen Holding A/S	234,766	482,163
Tofas Turk Otomobil Fabrikasi A/S	144,044	469,624
Tupras-Turkiye Petrol Rafinerileri A/S *	154,319	1,938,743
Turk Hava YollariI AO *	676,567	1,249,688
Turk Telekomunikasyon A/S *	708,517	771,719
Turkcell Iletisim Hizmetleri A/S	1,303,697	2,706,201
Turkiye Garanti Bankasi A/S *	2,594,704	2,974,505
Turkiye Is Bankasi A/S, Class C *	1,778,351	1,290,455
Turkiye Sise ve Cam Fabrikalari A/S	752,388	533,835
Turkiye Vakiflar Bankasi T.A.O., Class D *	1,222,663	833,451
Yapi ve Kredi Bankasi A/S *	1,936,125	658,478
		33,906,859

United Arab Emirates 0.8%
Abu Dhabi Commercial Bank PJSC	3,199,068	3,832,106
Abu Dhabi Islamic Bank PJSC	1,096,911	1,015,340
Air Arabia PJSC	2,741,010	791,002
Aldar Properties PJSC	4,768,151	2,245,730
DAMAC Properties Dubai Co. PJSC *	2,107,270	372,329
Dana Gas PJSC	4,669,730	827,626
DP World PLC	196,821	3,099,931
Dubai Financial Market PJSC	2,359,414	479,186
Dubai Investments PJSC	2,626,040	836,467
Dubai Islamic Bank PJSC	2,176,060	2,103,103
Emaar Development PJSC *	989,452	522,586
Emaar Malls PJSC *	2,424,077	871,127
Emaar Properties PJSC *	4,301,822	2,927,883
Emirates Telecommunications Group Co. PJSC	2,092,297	8,908,845
First Abu Dhabi Bank PJSC	5,299,499	15,985,857
		44,819,118
Total Common Stock
(Cost $5,489,753,552)		5,564,197,592

Preferred Stock 1.6% of net assets

Brazil 1.3%
Alpargatas S.A.	230,471	1,053,671
Azul S.A. *	142,867	375,640
Banco Bradesco S.A.	5,413,404	18,888,256
Banco do Estado do Rio Grande do Sul S.A., Class B	255,344	589,570
Bradespar S.A.	283,098	1,837,419
Braskem S.A., A Shares	249,265	1,273,151
Centrais Eletricas Brasileiras S.A., B Shares	295,325	1,669,363
Cia de Transmissao de Energia Electrica Paulista	211,394	809,596
Cia Energetica de Sao Paulo, B Shares	241,259	1,269,130
Companhia Energetica de Minas Gerais	1,195,472	2,377,253
Companhia Paranaense de Energia, B Shares	121,634	1,417,656
Gerdau S.A.	1,219,083	3,014,543
Gol Linhas Aereas Inteligentes S.A. *	124,850	276,545
Security	Number of Shares	Value ($)
Itausa - Investimentos Itau S.A.	5,292,787	8,634,364
Lojas Americanas S.A.	1,003,946	5,222,050
Petroleo Brasileiro S.A.	5,597,810	20,964,345
Telefonica Brasil S.A.	527,085	4,574,909
Usinas Siderurgicas de Minas Gerais S.A., A Shares	501,810	568,233
		74,815,694

Chile 0.1%
Embotelladora Andina S.A., B Shares	252,897	603,347
Sociedad Quimica y Minera de Chile S.A., B Shares	118,331	2,887,588
		3,490,935

Colombia 0.0%
Grupo Aval Acciones y Valores S.A.	4,861,651	1,101,185
Grupo de Inversiones Suramericana S.A.	115,446	471,366
		1,572,551

Russia 0.2%
Bashneft PJSC *	26,433	531,345
Surgutneftegas PJSC	9,186,066	4,604,653
Tatneft PJSC	138,324	996,683
Transneft PJSC	1,820	3,326,130
		9,458,811
Total Preferred Stock
(Cost $126,059,683)		89,337,991

Rights 0.0% of net assets

Brazil 0.0%
Natura & Co. Holding S.A. expires 06/12/20 *	41,306	37,875

Hong Kong 0.0%
Legend Holdings Corp. *(a)	38,995	—
Total Rights
(Cost $—)		37,875

Warrants 0.0% of net assets

Thailand 0.0%
BTS Group Holdings PCL expires 02/16/21 *	978,260	41,209
Total Warrants
(Cost $—)		41,209

Other Investment Companies 0.3% of net assets

United States 0.3%
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.13% (c)	491,638	491,638

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 0.12% (c)	15,570,134	15,570,134
Total Other Investment Companies
(Cost $16,061,772)		16,061,772

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, expires 06/19/20	401	18,704,645	438,225
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $14,306,542.
(c)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt
GDR –	Global Depositary Receipt
NVDR –	Non-Voting Depositary Receipt
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$2,500,884,745	$—	$—	$2,500,884,745
China	2,437,167,155	—	850,603	2,438,017,758
Greece	14,317,432	—	—*	14,317,432
Hong Kong	—	—	—*	—
India	548,225,252	—	630,951	548,856,203
Philippines	—	—	62,121,454	62,121,454
Preferred Stock[1]	89,337,991	—	—	89,337,991
Rights[1]	37,875	—	—	37,875
Hong Kong	—	—	—*	—
Warrants[1]	41,209	—	—	41,209
Other Investment Companies[1]	16,061,772	—	—	16,061,772
Futures Contracts[2]	438,225	—	—	438,225
Total	$5,606,511,656	$—	$63,603,008	$5,670,114,664
*	Level 3 amount shown includes securities determined to have no value at May 31, 2020.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of August 31, 2019	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of May 31, 2020
Common Stock
China	$1,814,158	$494,676	$261,038	$515,007	($2,806,119)	$571,843	$—	$850,603
India	—	(2,512,927)	(4,420,546)	7,742,193	(177,769)	—	—	630,951
Philippines	—	(1,100,929)	(18,952,085)	8,049,902	(8,582,499)	82,707,065	—	62,121,454
Total	$1,814,158	($3,119,180)	($23,111,593)	$16,307,102	($11,566,387)	$83,278,908	$—	$63,603,008
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers out of Level 1 to Level 3 due to the result of fair valued securities for which no quoted market price was available. (See notes for additional information.) There were no transfers between any other Levels for the period ended May 31, 2020.

Schwab International Equity ETFs
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab International Equity ETFs
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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